UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%                                    2,400  Argon ST, Inc. (a)                                         $      57,528
                                                      200  Aerosonic Corp. (a)                                                1,220
                                                    2,500  Armor Holdings, Inc. (a)                                         143,325
                                                    3,000  Crane Co.                                                        125,400
                                                    1,600  Cubic Corp.                                                       31,328
                                                    2,633  DRS Technologies, Inc.                                           114,983
                                                    1,500  EDO Corp.                                                         34,320
                                                    1,500  ESCO Technologies, Inc. (a)                                       69,060
                                                    1,200  EnPro Industries, Inc. (a)                                        36,072
                                                    1,000  Esterline Technologies Corp. (a)                                  33,760
                                                   16,000  Garmin Ltd. (f)                                                  780,480
                                                    4,800  GenCorp, Inc. (a)(f)                                              61,632
                                                    1,792  Heico Corp. Class A                                               52,058
                                                    2,100  K&F Industries Holdings, Inc. (a)                                 39,438
                                                    2,700  KVH Industries, Inc. (a)                                          34,425
                                                    2,900  Kaman Corp. Class A                                               52,229
                                                      800  MTC Technologies, Inc. (a)                                        19,232
                                                    1,300  Metrologic Instruments, Inc. (a)                                  23,608
                                                      700  SatCon Technology Corp. (a)                                          707
                                                      500  Spacehab, Inc. (a)                                                   370
                                                    1,900  Teledyne Technologies, Inc. (a)                                   75,240
                                                       41  Timco Aviation Services, Inc. (a)                                    158
                                                    4,500  Trimble Navigation Ltd. (a)                                      211,860
                                                    2,100  Veeco Instruments, Inc. (a)                                       42,315
                                                                                                                      -------------
                                                                                                                          2,040,748
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.6%                                2,100  AAR Corp. (a)                                                     50,064
                                                   14,600  AMR Corp. (a)                                                    337,844
                                                    2,900  AirTran Holdings, Inc. (a)                                        28,768
                                                    2,600  Aircastle Ltd.                                                    75,556
                                                    1,300  Alaska Air Group, Inc. (a)                                        49,452
                                                    1,500  Atlas Air Worldwide Holdings, Inc. (a)                            65,280
                                                    1,200  Aviation General, Inc. (a)                                             0
                                                    6,070  Continental Airlines, Inc. Class B (a)                           171,842
                                                    2,495  EGL, Inc. (a)                                                     90,918
                                                    1,600  ExpressJet Holdings, Inc. (a)                                     10,576
                                                    3,200  Frontier Airlines Holdings, Inc. (a)                              26,400
                                                      700  Great Lakes Aviation Ltd. (a)                                      1,015
                                                    7,302  Hawaiian Holdings, Inc. (a)                                       30,376
                                                   10,075  JetBlue Airways Corp. (a)(f)                                      93,395
                                                    1,600  LMI Aerospace, Inc. (a)                                           29,600
                                                    1,400  MAIR Holdings, Inc. (a)                                            7,994
                                                    2,000  Mesa Air Group, Inc. (a)                                          15,520
                                                      800  Midwest Air Group, Inc. (a)                                        6,304
                                                      700  PHI, Inc. (a)                                                     21,329
                                                    1,500  Pinnacle Airlines Corp. (a)                                       11,115
                                                    1,100  Republic Airways Holdings, Inc. (a)                               17,072
                                                    3,700  Skywest, Inc.                                                     90,724
                                                    1,900  TransDigm Group, Inc. (a)                                         46,398
                                                    6,930  UAL Corp. (a)(f)                                                 184,130
                                                    5,759  US Airways Group, Inc. (a)                                       255,296
                                                      200  Vanguard Airlines, Inc. (a)                                            0
                                                                                                                      -------------
                                                                                                                          1,716,968
-----------------------------------------------------------------------------------------------------------------------------------
Apparel - 1.0%                                      1,650  Aeropostale, Inc. (a)                                             48,229
                                                    3,400  Ashworth, Inc. (a)                                                23,290

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    6,050  bebe Stores, Inc.                                          $     149,919
                                                    1,800  Brown Shoe Co., Inc.                                              64,512
                                                      700  The Buckle, Inc.                                                  26,558
                                                    3,400  CROCS, Inc. (a)(f)                                               115,430
                                                      900  Cache, Inc. (a)                                                   16,101
                                                    2,500  Carter's, Inc. (a)                                                65,975
                                                    1,300  Cherokee, Inc.                                                    47,593
                                                      400  Citi Trends, Inc. (a)                                             13,804
                                                    2,400  Columbia Sportswear Co. (a)                                      133,992
                                                      700  Deckers Outdoor Corp. (a)                                         33,124
                                                      900  Dixie Group, Inc. (a)                                             13,428
                                                      900  Escalade, Inc.                                                     9,000
                                                      600  Finlay Enterprises, Inc. (a)                                       3,960
                                                    4,217  Fossil, Inc. (a)                                                  90,834
                                                    1,800  GSI Commerce, Inc. (a)                                            26,712
                                                    2,400  Guess?, Inc. (a)                                                 116,472
                                                      600  Hampshire Group Ltd. (a)                                           7,428
                                                    2,100  Hartmarx Corp. (a)                                                14,217
                                                    3,300  Iconix Brand Group, Inc. (a)                                      53,130
                                                    2,300  Innovo Group, Inc. (a)                                               943
                                                    3,000  J Crew Group, Inc. (a)                                            90,210
                                                    1,756  Jos. A. Bank Clothiers, Inc. (a)                                  52,610
                                                    3,200  K-Swiss, Inc. Class A                                             96,192
                                                    1,600  Kellwood Co.                                                      46,128
                                                    1,100  Kenneth Cole Productions, Inc. Class A                            26,807
                                                      500  Lacrosse Footwear, Inc. (a)                                        6,115
                                                    2,600  Maidenform Brands, Inc. (a)                                       50,180
                                                      800  Mossimo, Inc. (a)                                                  6,272
                                                      800  Mothers Work, Inc. (a)                                            38,496
                                                    2,100  New York & Co. (a)                                                27,468
                                                    1,200  Oxford Industries, Inc.                                           51,492
                                                    1,600  Perry Ellis International, Inc. (a)                               49,408
                                                    2,600  Phillips-Van Heusen Corp.                                        108,602
                                                    1,000  Phoenix Footwear Group, Inc. (a)                                   4,670
                                                    5,600  Polo Ralph Lauren Corp.                                          362,264
                                                    1,400  Quaker Fabric Corp. (a)                                            1,568
                                                    7,100  Quiksilver, Inc. (a)                                              86,265
                                                    1,000  Rocky Brands, Inc. (a)                                            11,970
                                                    2,700  Skechers U.S.A., Inc. Class A (a)                                 63,477
                                                    1,600  Stage Stores, Inc.                                                46,944
                                                    1,800  Steven Madden Ltd.                                                70,632
                                                    2,400  Stride Rite Corp.                                                 33,504
                                                    1,500  Superior Uniform Group, Inc.                                      18,615
                                                      200  Tandy Brands Accessories, Inc.                                     2,126
                                                    2,400  Timberland Co. Class A (a)                                        69,048
                                                    1,400  True Religion Apparel, Inc. (a)(f)                                29,554
                                                    3,700  Under Armour, Inc. Class A (a)                                   148,074
                                                    3,200  Unifi, Inc. (a)                                                    7,680
                                                    2,300  Volcom, Inc. (a)                                                  51,842
                                                    4,200  The Warnaco Group, Inc. (a)                                       81,228
                                                      300  Weyco Group, Inc.                                                  6,711
                                                    3,600  Wolverine World Wide, Inc.                                       101,916
                                                      200  Xerium Technologies, Inc.                                          2,216
                                                                                                                      -------------
                                                                                                                          2,924,935
-----------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 4.5%                                          800  Alabama National Bancorp.                                  $      54,600
                                                      200  Ameriana Bancorp                                                   2,700
                                                      400  American National Bankshares, Inc.                                 9,472
                                                      700  AmericanWest Bancorp                                              14,875
                                                      720  Ameris Bancorp                                                    19,591
                                                      700  Ames National Corp.                                               14,896
                                                      457  Arrow Financial Corp.                                             11,598
                                                    7,359  Associated Banc-Corp.                                            239,167
                                                    1,200  BCSB Bankcorp, Inc.                                               14,832
                                                    1,000  BWC Financial Corp.                                               41,480
                                                    1,000  Bancfirst Corp.                                                   46,720
                                                      400  The Bancorp, Inc. (a)                                             10,196
                                                    5,500  Bancorpsouth, Inc.                                               152,680
                                                    6,100  Bank Mutual Corp.                                                 73,993
                                                      781  Bank of Granite Corp.                                             13,695
                                                    3,100  Bank of Hawaii Corp.                                             149,296
                                                    3,800  BankAtlantic Bancorp, Inc. Class A                                54,036
                                                    1,000  BankFinancial Corp.                                               17,490
                                                      200  Bar Harbor Bankshares                                              5,960
                                                      300  Berkshire Bancorp, Inc.                                            4,800
                                                    3,400  Boston Private Financial Holdings, Inc.                           94,792
                                                    3,499  Brookline Bancorp, Inc.                                           48,111
                                                      500  Bryn Mawr Bank Corp.                                              11,050
                                                    2,800  CFS Bancorp, Inc.                                                 41,412
                                                      300  Camden National Corp.                                             12,060
                                                    1,100  Capital Bank Corp.                                                19,327
                                                      625  Capital City Bank Group, Inc.                                     19,437
                                                      400  Capital Crossing Bank (a)                                         11,640
                                                      420  Capitol Bancorp Ltd.                                              18,690
                                                    4,840  Capitol Federal Financial                                        172,110
                                                    1,400  Cardinal Financial Corp.                                          15,344
                                                      210  Carrollton Bancorp                                                 3,675
                                                    1,000  Cascade Bancorp                                                   37,460
                                                    2,600  Centennial Bank Holdings, Inc. (a)                                25,168
                                                    2,846  Center Bancorp, Inc.                                              46,674
                                                      900  Center Financial Corp.                                            21,402
                                                    1,300  Century Bancorp, Inc. Class A                                     33,150
                                                    1,113  Chemical Financial Corp.                                          33,034
                                                    2,333  Chittenden Corp.                                                  66,934
                                                      600  Citizens & Northern Corp.                                         13,368
                                                    3,800  Citizens Banking Corp.                                            99,788
                                                    2,428  Citizens South Banking Corp.                                      31,564
                                                    1,500  City Holding Co.                                                  59,805
                                                    2,900  City National Corp.                                              194,474
                                                      300  CityBank                                                          14,091
                                                      980  Clifton Savings Bancorp, Inc.                                     10,996
                                                    1,250  CoBiz, Inc.                                                       28,575
                                                    8,655  The Colonial BancGroup, Inc.                                     212,047
                                                      500  Colony Bankcorp, Inc.                                             10,450
                                                    1,530  Columbia Banking System, Inc.                                     48,975
                                                      100  Comm Bancorp, Inc.                                                 4,000
                                                    4,704  Commerce Bancshares, Inc.                                        237,881
                                                      456  Commercial Bankshares, Inc.                                       16,265

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      100  Commercial National Financial Corp.                        $       1,925
                                                      400  Community Bancorp (a)                                             12,204
                                                    1,000  Community Bancorp Inc.                                            40,880
                                                    1,600  Community Bank System, Inc.                                       35,456
                                                    1,205  Community Banks, Inc.                                             32,294
                                                      880  Community Trust Bancorp, Inc.                                     33,132
                                                    5,000  Corus Bankshares, Inc. (f)                                       111,800
                                                    3,340  Cullen/Frost Bankers, Inc.                                       193,119
                                                   10,750  Doral Financial Corp.                                             70,842
                                                    4,290  East-West Bancorp, Inc.                                          169,927
                                                    1,400  EuroBancshares, Inc. (a)                                          13,258
                                                      250  Exchange National Bancshares, Inc.                                 7,600
                                                    2,985  F.N.B. Corp.                                                      49,730
                                                      300  FNB Corp.                                                         10,803
                                                    1,406  FNB Financial Services Corp.                                      20,739
                                                      300  FNB United Corp.                                                   5,589
                                                      300  Farmers Capital Bank Corp.                                        10,158
                                                    2,000  Financial Institutions, Inc.                                      46,720
                                                      600  First BanCorp, North Carolina                                     12,228
                                                    4,800  First BanCorp, Puerto Rico                                        53,088
                                                      750  First Busey Corp.                                                 17,033
                                                    3,200  First Cash Financial Services, Inc. (a)                           65,888
                                                    3,000  First Charter Corp.                                               72,180
                                                      700  First Citizens BancShares, Inc. Class A                          133,770
                                                    4,100  First Commonwealth Financial Corp.                                53,423
                                                    1,200  First Federal Bancshares of Arkansas, Inc.                        27,732
                                                    2,410  First Financial Bancorp                                           38,343
                                                      466  First Financial Bankshares, Inc.                                  17,778
                                                      326  First Financial Service Corp.                                      9,549
                                                      600  First M&F Corp.                                                   10,968
                                                      815  First Merchants Corp.                                             19,275
                                                    2,775  First Midwest Bancorp, Inc.                                      105,145
                                                    1,210  First Mutual Bancshares, Inc.                                     32,670
                                                    4,106  First Niagara Financial Group, Inc.                               59,865
                                                      200  The First of Long Island Corp.                                     8,698
                                                      600  First Regional Bancorp (a)                                        20,442
                                                    2,300  First Republic Bank                                               97,888
                                                      600  First South Bancorp, Inc. (f)                                     18,354
                                                    2,200  First State Bancorp.                                              57,134
                                                    1,084  FirstBank NW Corp.                                                30,179
                                                    4,300  FirstMerit Corp.                                                  99,631
                                                      500  Flag Financial Corp.                                              12,520
                                                    2,900  Franklin Bank Corp. (a)                                           57,652
                                                    1,800  Frontier Financial Corp.                                          46,692
                                                   12,111  Fulton Financial Corp.                                           196,077
                                                      661  German American Bancorp, Inc.                                      9,327
                                                      600  Great Southern Bancorp, Inc.                                      16,860
                                                    2,664  Greater Bay Bancorp                                               75,151
                                                      456  Greater Community Bancorp                                          6,908
                                                    1,600  Hancock Holding Co.                                               85,680
                                                    2,856  Hanmi Financial Corp.                                             55,978
                                                    1,400  Harbor Florida Bancshares, Inc.                                   62,034
                                                    1,698  Harleysville National Corp.                                       34,130
                                                      700  Heritage Commerce Corp.                                           16,198

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,200  Home Federal Bancorp                                       $      33,300
                                                      500  Horizon Financial Corp.                                           14,930
                                                   42,794  Hudson City Bancorp, Inc.                                        567,021
                                                      800  Independent Bank Corp.                                            26,016
                                                    2,200  Integra Bank Corp.                                                55,616
                                                      975  Interchange Financial Services Corp.                              22,055
                                                    2,175  Internet Capital Group, Inc. (a)                                  20,554
                                                    1,200  Intervest Bancshares Corp. (a)                                    52,272
                                                    1,500  Irwin Financial Corp.                                             29,340
                                                    2,500  Jefferson Bancshares, Inc.                                        33,275
                                                    4,500  Kearny Financial Corp.                                            68,310
                                                      500  LSB Bancshares, Inc.                                               8,525
                                                      500  Lakeland Financial Corp.                                          11,755
                                                      250  MASSBANK Corp.                                                     8,145
                                                      750  Macatawa Bank Corp.                                               17,168
                                                      763  MainSource Financial Group, Inc.                                  12,948
                                                    1,115  Mercantile Bank Corp.                                             44,098
                                                    6,349  Mercantile Bankshares Corp.                                      230,278
                                                      350  Merchants Bancshares, Inc.                                         8,225
                                                    1,400  Mid-State Bancshares                                              38,304
                                                    1,000  Midwest Banc Holdings, Inc.                                       24,420
                                                    1,460  NBT Bancorp, Inc.                                                 33,960
                                                    3,100  Nara Bancorp, Inc.                                                56,699
                                                    1,733  National Penn Bancshares, Inc.                                    34,011
                                                    6,500  Netbank, Inc.                                                     39,325
                                                    5,400  NewAlliance Bancshares, Inc.                                      79,110
                                                    1,000  NewMil Bancorp, Inc.                                              41,010
                                                    2,200  North Valley Bancorp                                              38,720
                                                      300  Northern States Financial Corp.                                    5,670
                                                      157  Norwood Financial Corp.                                            4,861
                                                      700  OceanFirst Financial Corp.                                        15,015
                                                      875  Ohio Valley Banc Corp.                                            22,006
                                                    4,332  Old National Bancorp                                              82,741
                                                    1,800  Old Second Bancorp, Inc.                                          53,928
                                                      546  Omega Financial Corp.                                             16,418
                                                    1,394  Oriental Financial Group                                          16,616
                                                    2,060  PFF Bancorp, Inc.                                                 76,302
                                                    1,000  Pamrapo Bancorp, Inc.                                             19,100
                                                      830  Park National Corp.                                               83,075
                                                      300  Parkvale Financial Corp.                                           9,615
                                                      563  Peapack Gladstone Financial Corp.                                 13,777
                                                      800  Pennfed Financial Services, Inc.                                  13,416
                                                      400  Pennsylvania Commerce Bancorp, Inc. (a)                           10,500
                                                      200  Peoples Bancorp                                                    4,010
                                                      595  Peoples Bancorp, Inc.                                             17,392
                                                      242  Peoples Bancorp of North Carolina, Inc.                            6,536
                                                    1,120  Peoples Banctrust Co., Inc.                                       21,112
                                                    9,213  People's Bank                                                    364,927
                                                    1,200  Peoples Financial Corp.                                           30,480
                                                      380  Pinnacle Financial Partners, Inc. (a)                             13,604
                                                    2,800  Placer Sierra Bancshares                                          62,188
                                                   19,539  Popular, Inc.                                                    379,838
                                                    1,000  Preferred Bank                                                    59,970
                                                    2,000  PrivateBancorp, Inc.                                              91,440

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,600  Prosperity Bancshares, Inc.                                $      54,464
                                                    2,756  Provident Bankshares Corp.                                       102,110
                                                    2,503  Provident New York Bancorp                                        34,241
                                                    3,100  Prudential Bancorp, Inc. of Pennsylvania                          40,827
                                                    6,773  Republic Bancorp, Inc.                                            90,284
                                                    1,284  Republic Bancorp, Inc. Class A                                    27,157
                                                    2,860  Republic First Bancorp, Inc. (a)                                  37,924
                                                    1,300  Rockville Financial, Inc.                                         18,837
                                                      748  Royal Bancshares of Pennsylvania Class A                          20,263
                                                    1,500  S&T Bancorp, Inc.                                                 48,750
                                                    6,000  S1 Corp. (a)                                                      27,660
                                                    1,975  SVB Financial Group (a)                                           88,164
                                                      210  SY Bancorp, Inc.                                                   6,231
                                                      750  Sandy Spring Bancorp, Inc.                                        26,520
                                                      151  Savannah Bancorp, Inc.                                             5,037
                                                      970  Seacoast Banking Corp. of Florida                                 29,294
                                                      450  Shore Bancshares, Inc.                                            12,825
                                                    2,400  Signature Bank (a)                                                74,232
                                                      500  Simmons First National Corp. Class A                              14,505
                                                    6,604  Sky Financial Group, Inc.                                        164,440
                                                    6,055  The South Financial Group, Inc.                                  157,612
                                                      500  Southside Bancshares, Inc.                                        13,345
                                                    1,900  Southwest Bancorp, Inc.                                           49,058
                                                      132  Southwest Georgia Financial Corp.                                  2,970
                                                      725  State Bancorp, Inc.                                               14,834
                                                    2,605  Sterling Bancorp                                                  51,214
                                                    4,250  Sterling Bancshares, Inc.                                         86,063
                                                      700  Suffolk Bancorp                                                   22,344
                                                    1,800  Summit Bancshares, Inc.                                           50,616
                                                      500  Summit Financial Group, Inc.                                       9,180
                                                    1,188  Sun Bancorp, Inc. (a)                                             22,370
                                                    1,000  Superior Bancorp (a)                                              11,500
                                                    2,972  Susquehanna Bancshares, Inc.                                      72,636
                                                    7,990  TCF Financial Corp.                                              210,057
                                                   16,614  TD Banknorth, Inc.                                               479,812
                                                    1,500  Texas Capital Bancshares, Inc. (a)                                28,080
                                                    2,897  Texas Regional Bancshares, Inc. Class A                          111,390
                                                    1,400  Texas United Bancshares, Inc.                                     46,186
                                                      632  Tompkins Trustco, Inc.                                            28,724
                                                      900  Trico Bancshares                                                  22,275
                                                    5,260  TrustCo Bank Corp. NY                                             57,018
                                                    3,400  Trustmark Corp.                                                  106,862
                                                    7,350  UCBH Holdings, Inc.                                              128,331
                                                    2,620  UMB Financial Corp.                                               95,813
                                                    1,183  USB Holding Co., Inc.                                             26,097
                                                    4,536  Umpqua Holdings Corp.                                            129,730
                                                      500  Union Bankshares Corp.                                            22,160
                                                   10,100  UnionBanCal Corp.                                                615,090
                                                      306  United Bancorp, Inc.                                               3,274
                                                    3,400  United Bankshares, Inc.                                          126,548
                                                    1,632  United Community Financial Corp.                                  20,106
                                                    8,202  Valley National Bancorp                                          209,725
                                                      600  Vineyard National Bancorp                                         15,576
                                                    2,546  Virginia Commerce Bancorp (a)                                     56,521

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      450  Virginia Financial Group, Inc.                             $      12,357
                                                      900  WSFS Financial Corp.                                              55,971
                                                      800  Washington Trust Bancorp, Inc.                                    21,208
                                                    1,300  WesBanco, Inc.                                                    37,986
                                                      800  West Coast Bancorp                                                24,432
                                                    1,800  Westamerica Bancorp.                                              90,918
                                                    1,300  Western Alliance Bancorp (a)                                      42,770
                                                    3,825  Whitney Holding Corp.                                            136,820
                                                    3,700  Wilmington Trust Corp.                                           164,835
                                                    2,300  Wilshire Bancorp, Inc.                                            43,792
                                                    2,050  Wintrust Financial Corp.                                         102,808
                                                      800  Yardville National Bancorp                                        28,528
                                                                                                                      -------------
                                                                                                                         13,201,704
-----------------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.3%                           12,590  3Com Corp. (a)                                                    55,522
                                                    2,200  3D Systems Corp. (a)                                              40,348
                                                    3,700  ActivIdentity Corp. (a)                                           17,390
                                                    7,700  Adaptec, Inc. (a)                                                 33,957
                                                      500  American Railcar Industries, Inc.                                 14,555
                                                    5,000  American Software Class A                                         34,250
                                                    1,300  Analogic Corp.                                                    66,716
                                                    2,400  Arbitron, Inc.                                                    88,824
                                                    2,615  Avici Systems, Inc. (a)                                           22,620
                                                    3,200  Avocent Corp. (a)                                                 96,384
                                                   26,840  BEA Systems, Inc. (a)                                            407,968
                                                    1,700  Black Box Corp.                                                   66,164
                                                    4,800  Borland Software Corp. (a)                                        27,504
                                                      600  California First National Bancorp                                  8,940
                                                    1,750  Charles & Colvard Ltd.                                            19,915
                                                      700  Communication Intelligence (a)                                       196
                                                    1,900  Computer Horizons Corp. (a)                                        7,600
                                                    3,900  Concurrent Computer Corp. (a)                                      6,903
                                                    2,100  Convera Corp. (a)(f)                                              11,109
                                                    2,775  Cray, Inc. (a)                                                    30,858
                                                    3,700  Diebold, Inc.                                                    161,061
                                                      900  Digi International, Inc. (a)                                      12,150
                                                    3,600  Digital Lightwave, Inc. (a)(f)                                       828
                                                    2,300  Emageon, Inc. (a)                                                 35,857
                                                       30  Exabyte Corp. (a)                                                      0
                                                    3,751  Fair Isaac Corp.                                                 137,174
                                                    4,100  Flow International Corp. (a)                                      53,177
                                                    7,900  Foundry Networks, Inc. (a)                                       103,885
                                                   14,700  Gateway, Inc. (a)                                                 27,783
                                                    2,900  Hanger Orthopedic Group, Inc. (a)                                 19,082
                                                    3,100  Hypercom Corp. (a)                                                21,018
                                                    8,000  IKON Office Solutions, Inc.                                      107,520
                                                    4,300  Immersion Corp. (a)                                               30,745
                                                    4,800  Input/Output, Inc. (a)                                            47,664
                                                    8,970  Integrated Device Technology, Inc. (a)                           144,058
                                                    2,200  InterVoice, Inc. (a)                                              13,948
                                                    2,316  Intergraph Corp. (a)                                              99,310
                                                    3,060  Iomega Corp. (a)                                                   8,905
                                                    1,400  iRobot Corp. (a)(f)                                               28,084
                                                    6,000  LTX Corp. (a)                                                     30,060
                                                    2,100  Lantronix, Inc. (a)                                                3,129

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,000  MIPS Technologies, Inc. (a)                                $      13,500
                                                      200  MTI Technology Corp. (a)                                             190
                                                    9,410  McData Corp. (a)                                                  47,332
                                                   11,149  Microchip Technology, Inc.                                       361,451
                                                    2,500  Micros Systems, Inc. (a)                                         122,300
                                                    6,200  Napster, Inc. (a)                                                 26,474
                                                    7,500  Network Engines, Inc. (a)                                         15,825
                                                    2,400  Omnicell, Inc. (a)                                                42,936
                                                    1,000  PAR Technology Corp. (a)                                           9,070
                                                    3,826  Palm, Inc. (a)                                                    55,707
                                                    3,385  Premiere Global Services, Inc. (a)                                29,382
                                                    2,300  Rackable Systems, Inc. (a)                                        62,951
                                                      700  Rimage Corp. (a)                                                  15,694
                                                    7,343  Salesforce.com, Inc. (a)                                         263,467
                                                    1,200  Scansource, Inc. (a)                                              36,396
                                                    1,200  Sigma Designs, Inc. (a)                                           17,940
                                                    2,600  Spatialight, Inc. (a)(f)                                           5,252
                                                      445  SumTotal Systems, Inc. (a)                                         3,315
                                                    2,955  Sybase, Inc. (a)                                                  71,629
                                                    3,500  Tech Data Corp. (a)                                              127,855
                                                   12,600  Total System Services, Inc.                                      287,658
                                                      940  Transact Technologies, Inc. (a)                                    8,366
                                                    4,700  VeriFone Holdings, Inc. (a)                                      134,185
                                                    2,075  Vitria Technology, Inc. (a)                                        5,582
                                                    3,250  Web.com, Inc. (a)                                                 13,520
                                                    3,100  White Electronic Designs Corp. (a)                                15,407
                                                                                                                      -------------
                                                                                                                          3,936,545
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 9.8%                            3,500  @Road, Inc. (a)                                                   20,440
                                                    2,840  24/7 Real Media, Inc. (a)                                         24,254
                                                    1,000  4Kids Entertainment, Inc. (a)                                     16,500
                                                    2,900  ABM Industries, Inc.                                              54,404
                                                    3,400  AMICAS, Inc. (a)                                                  10,132
                                                    1,920  AMN Healthcare Services, Inc. (a)                                 45,600
                                                   11,100  Aastrom Biosciences, Inc. (a)                                     12,876
                                                   59,000  Accenture Ltd. Class A                                         1,870,890
                                                    3,700  Actuate Corp. (a)                                                 16,354
                                                       40  Adept Technology, Inc. (a)                                           437
                                                    4,590  Adesa, Inc.                                                      106,075
                                                    1,800  Administaff, Inc.                                                 60,660
                                                    1,900  Advent Software, Inc. (a)                                         68,799
                                                    1,000  The Advisory Board Co. (a)                                        50,520
                                                    1,800  Advo, Inc.                                                        50,364
                                                    6,300  Aether Holdings, Inc. (a)                                         37,422
                                                    3,260  Affymetrix, Inc. (a)                                              70,286
                                                    3,300  Agile Software Corp. (a)                                          21,549
                                                   10,800  Akamai Technologies, Inc. (a)                                    539,892
                                                    1,800  Aksys Ltd. (a)(f)                                                  1,368
                                                    2,300  Alderwoods Group, Inc. (a)                                        45,609
                                                    3,400  Alfacell Corp. (a)(f)                                              4,692
                                                    3,900  Alliance Data Systems Corp. (a)                                  215,241
                                                    1,000  The Allied Defense Group, Inc. (a)                                16,450
                                                    3,100  Allied Healthcare International, Inc. (a)                          6,169
                                                      700  Alnylam Pharmaceuticals, Inc. (a)                                 10,087
                                                    2,500  Alteon, Inc. (a)(f)                                                  475

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,800  Altiris, Inc. (a)                                          $      59,052
                                                      600  Ambassadors International, Inc.                                   18,954
                                                    1,960  American Ecology Corp.                                            38,690
                                                       48  American Independence Corp. (a)                                      547
                                                    2,100  American Reprographics Co. (a)                                    67,326
                                                    1,400  American Superconductor Corp. (a)(f)                              12,964
                                                      200  Analysts International Corp. (a)                                     422
                                                      700  Angelica Corp.                                                    11,907
                                                    1,000  Ansoft Corp. (a)                                                  24,910
                                                    2,600  answerthink, Inc. (a)                                              6,994
                                                    2,600  Ansys, Inc. (a)                                                  114,868
                                                    4,845  aQuantive, Inc. (a)                                              114,439
                                                   11,990  Aramark Corp.                                                    393,991
                                                    4,700  Arbinet-Thexchange, Inc. (a)                                      24,534
                                                    4,154  Ariba, Inc. (a)                                                   31,113
                                                    6,271  Art Technology Group, Inc. (a)                                    16,054
                                                    3,900  Aspen Technology, Inc. (a)                                        42,588
                                                    9,400  Atari, Inc. (a)                                                    5,452
                                                    2,600  Audible, Inc. (a)(f)                                              18,876
                                                    2,000  Authentidate Holding Corp. (a)                                     3,280
                                                    3,900  The BISYS Group, Inc. (a)                                         42,354
                                                    1,700  Bankrate, Inc. (a)                                                45,152
                                                      102  Baran Group Ltd. (a)                                               1,275
                                                      600  Barrett Business Services (a)                                     12,882
                                                    9,900  BearingPoint, Inc. (a)                                            77,814
                                                    1,448  Blackbaud, Inc.                                                   31,841
                                                    1,300  Blackboard, Inc. (a)                                              34,450
                                                      870  Blue Coat Systems, Inc. (a)                                       15,669
                                                      100  Bottomline Technologies, Inc. (a)                                    976
                                                    2,100  Bowne & Co., Inc.                                                 29,988
                                                    1,400  Bright Horizons Family Solutions, Inc. (a)                        58,422
                                                    2,400  The Brink's Co.                                                  127,344
                                                   15,300  Brocade Communications Systems, Inc. (a)                         108,018
                                                    6,500  Brookdale Senior Living, Inc.                                    301,730
                                                    1,150  Bsquare Corp. (a)                                                  2,311
                                                    1,800  CACI International, Inc. Class A (a)                              99,018
                                                    7,845  CBIZ, Inc. (a)                                                    57,268
                                                    1,200  CDI Corp.                                                         24,852
                                                    4,645  CDW Corp.                                                        286,504
                                                    2,200  COMSYS IT Partners, Inc. (a)                                      37,818
                                                      900  CRA International, Inc. (a)                                       42,894
                                                    2,765  CSG Systems International, Inc. (a)                               73,079
                                                       46  Callwave, Inc. (a)                                                   122
                                                    4,268  Career Education Corp. (a)                                        96,030
                                                    4,500  Carreker Corp. (a)                                                27,630
                                                    1,300  Casella Waste Systems, Inc. (a)                                   13,442
                                                    2,400  Catalina Marketing Corp.                                          66,000
                                                    1,000  Catapult Communications Corp. (a)                                  8,360
                                                    2,500  Cbeyond Communications, Inc. (a)                                  68,625
                                                    3,550  Cell Genesys, Inc. (a)(f)                                         16,223
                                                    7,700  Ceridian Corp. (a)                                               172,172
                                                    5,100  Cerner Corp. (a)                                                 231,540
                                                    4,990  CheckFree Corp. (a)                                              206,187
                                                    1,400  Chemed Corp.                                                      45,164

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,700  Chipotle Mexican Grill, Inc. Class A (a)(f)                $     134,109
                                                    4,533  ChoicePoint, Inc. (a)                                            162,281
                                                    4,300  Chordiant Software, Inc. (a)                                      13,201
                                                    3,800  Ciber, Inc. (a)                                                   25,194
                                                    1,300  Clean Harbors, Inc. (a)                                           56,615
                                                   23,700  Clear Channel Outdoor Holdings, Inc. Class A (a)                 483,480
                                                      800  Click Commerce, Inc. (a)(f)                                       18,096
                                                    4,900  Cogent Communications Group, Inc. (a)                             56,791
                                                    4,900  Cogent, Inc. (a)                                                  67,277
                                                    6,400  Cognizant Technology Solutions Corp. (a)                         473,984
                                                    1,700  Collectors Universe                                               23,715
                                                    1,300  Computer Programs & Systems, Inc.                                 42,601
                                                    1,900  Concur Technologies, Inc. (a)                                     27,645
                                                    3,600  Connetics Corp. (a)                                               39,240
                                                    5,150  Copart, Inc. (a)                                                 145,178
                                                    7,406  Corillian Corp. (a)                                               20,292
                                                    3,335  Corinthian Colleges, Inc. (a)                                     36,051
                                                      800  Cornell Cos., Inc. (a)                                            13,824
                                                    2,300  Corporate Executive Board Co.                                    206,793
                                                    1,100  CoStar Group, Inc. (a)                                            45,452
                                                      337  Courier Corp.                                                     12,516
                                                    1,600  Covansys Corp. (a)                                                27,424
                                                    1,300  Credit Acceptance Corp. (a)                                       38,584
                                                    1,900  Cross Country Healthcare, Inc. (a)                                32,300
                                                    8,700  CuraGen Corp. (a)                                                 29,928
                                                    1,900  Cybersource Corp. (a)                                             22,477
                                                      440  DG FastChannel, Inc. (a)                                           4,642
                                                    1,000  DSL.Net, Inc. (a)                                                     29
                                                    3,800  DST Systems, Inc. (a)                                            234,346
                                                    2,700  DeVry, Inc. (a)                                                   57,429
                                                      100  Deltathree, Inc. Class A (a)                                         170
                                                    2,900  Deluxe Corp.                                                      49,590
                                                    2,600  Dendrite International, Inc. (a)                                  25,428
                                                    4,100  Digimarc Corp. (a)                                                31,775
                                                    2,500  Digital Insight Corp. (a)                                         73,300
                                                    2,000  Digital River, Inc. (a)                                          102,240
                                                    3,779  Digitas, Inc. (a)                                                 36,354
                                                   19,634  Discovery Holding Co. (a)                                        283,908
                                                    2,400  Diversa Corp. (a)                                                 19,248
                                                    2,500  DocuCorp International, Inc. (a)                                  19,500
                                                    2,300  Dollar Financial Corp. (a)                                        50,186
                                                    3,900  Dot Hill Systems Corp. (a)                                        15,210
                                                    3,400  Dun & Bradstreet Corp. (a)                                       254,966
                                                    3,000  Dyax Corp. (a)                                                     9,990
                                                    1,800  EPIQ Systems, Inc. (a)                                            26,478
                                                    1,775  EVCI Career Colleges Holding Corp. (a)                             1,093
                                                    7,700  Earthlink, Inc. (a)                                               55,979
                                                       10  EasyLink Services Corp. (a)                                           38
                                                    2,500  Echelon Corp. (a)                                                 20,550
                                                    2,600  Eclipsys Corp. (a)                                                46,566
                                                    1,200  eCollege.com, Inc. (a)                                            19,188
                                                      600  Ediets.Com, Inc. (a)                                               1,980
                                                      700  Educate, Inc. (a)                                                  5,593
                                                    3,100  eFunds Corp. (a)                                                  74,958

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       20  Egain Communications Corp. (a)                             $          26
                                                       40  eLoyalty Corp. (a)                                                   724
                                                    4,500  Embarcadero Technologies, Inc. (a)                                36,990
                                                   19,492  Emdeon Corp. (a)                                                 228,251
                                                      626  eMerge Interactive, Inc. (a)                                       1,152
                                                    7,600  Encysive Pharmaceuticals, Inc. (a)(f)                             32,680
                                                    2,300  Ennis, Inc.                                                       49,795
                                                    4,200  Entrust, Inc. (a)                                                 14,532
                                                    3,800  Epicor Software Corp. (a)                                         49,818
                                                    2,975  eResearch Technology, Inc. (a)                                    24,127
                                                    1,300  Essex Corp. (a)                                                   22,620
                                                    2,945  Euronet Worldwide, Inc. (a)                                       72,300
                                                        2  Evolve Software, Inc. (a)                                              0
                                                    3,200  Evolving Systems, Inc. (a)                                         3,104
                                                    6,900  Exelixis, Inc. (a)                                                60,099
                                                      900  Exponent, Inc. (a)                                                15,003
                                                    1,800  F5 Networks, Inc. (a)                                             96,696
                                                    1,600  FTD Group, Inc. (a)                                               24,720
                                                    2,050  FTI Consulting, Inc. (a)                                          51,373
                                                    3,350  Factset Research Systems, Inc.                                   162,710
                                                    2,800  FalconStor Software, Inc. (a)                                     21,532
                                                   10,900  Fidelity National Information Services, Inc.                     403,300
                                                    2,905  Filenet Corp. (a)                                                101,181
                                                    3,700  First Advantage Corp. Class A (a)                                 77,182
                                                    1,500  First Consulting Group, Inc. (a)                                  14,625
                                                      108  Five Star Quality Care, Inc. (a)                                   1,162
                                                    1,300  Forrester Research, Inc. (a)                                      34,203
                                                    3,300  Franklin Covey Co. (a)                                            18,117
                                                    2,100  G&K Services, Inc. Class A                                        76,503
                                                    3,900  GP Strategies Corp. (a)                                           29,133
                                                    1,103  GSE Systems, Inc. (a)                                              3,971
                                                    1,700  GTSI Corp. (a)                                                    14,314
                                                    3,260  Gaiam, Inc. (a)                                                   42,087
                                                    2,700  Gentiva Health Services, Inc. (a)                                 44,388
                                                    1,200  The Geo Group, Inc. (a)                                           50,700
                                                    2,200  Gevity HR, Inc.                                                   50,116
                                                      100  Gliatech, Inc. (a)                                                     0
                                                    3,900  Global Cash Access, Inc. (a)                                      58,851
                                                    4,100  Global Imaging Systems, Inc. (a)                                  90,487
                                                    5,620  Global Payments, Inc.                                            247,336
                                                      300  Globix Corp. (a)                                                   1,395
                                                    1,800  Greenfield Online, Inc. (a)                                       18,702
                                                      200  Gulfport Energy Corp. (a)                                          2,318
                                                    6,400  Hansen Natural Corp. (a)                                         207,552
                                                    3,400  Harris Interactive, Inc. (a)                                      20,740
                                                    4,300  Harte-Hanks, Inc.                                                113,305
                                                    1,800  Heidrick & Struggles International, Inc. (a)                      64,800
                                                    7,220  Hewitt Associates, Inc. Class A (a)                              175,157
                                                    2,100  Horizon Health Corp. (a)                                          32,067
                                                    3,200  Hudson Highland Group, Inc. (a)                                   31,360
                                                    1,700  Huron Consulting Group, Inc. (a)                                  66,640
                                                    4,279  Hyperion Solutions Corp. (a)                                     147,540
                                                    2,300  i2 Technologies, Inc. (a)                                         43,079
                                                   22,377  IAC/InterActiveCorp (a)                                          643,563

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      800  ICT Group, Inc. (a)                                        $      25,176
                                                    3,100  IHS, Inc. Class A (a)                                             99,448
                                                    1,580  IPIX Corp. (a)(f)                                                      0
                                                    2,610  ITT Educational Services, Inc. (a)                               173,043
                                                    2,000  Idenix Pharmaceuticals, Inc. (a)                                  19,400
                                                    2,100  iGate Corp. (a)                                                   10,374
                                                    2,800  I-many, Inc. (a)                                                   5,600
                                                    2,000  Imergent, Inc. (a)                                                28,260
                                                    3,900  InFocus Corp. (a)                                                 11,154
                                                    1,400  Indus International, Inc. (a)                                      3,514
                                                    1,000  Infinity Pharmaceuticals, Inc. (a)                                13,500
                                                    1,600  Infocrossing, Inc. (a)                                            21,456
                                                    4,800  Informatica Corp. (a)                                             65,232
                                                    2,700  Inforte Corp. (a)                                                 11,151
                                                    1,840  Infospace, Inc. (a)                                               33,930
                                                    3,200  infoUSA, Inc.                                                     26,560
                                                    5,600  Innerworkings, Inc. (a)                                           65,800
                                                    1,093  Innovative Solutions & Support, Inc. (a)                          15,881
                                                    1,800  Insteel Industries, Inc.                                          35,766
                                                      366  Insure.com, Inc. (a)                                               1,003
                                                       83  Insweb Corp. (a)                                                     177
                                                      600  Integral Systems, Inc.                                            18,756
                                                    3,700  Integrated Alarm Services Group, Inc. (a)(f)                      14,430
                                                    2,400  Interactive Intelligence, Inc. (a)                                27,744
                                                      500  Interchange Corp. (a)                                              2,360
                                                    4,200  Intermec, Inc. (a)                                               110,712
                                                    2,010  Internap Network Services Corp. (a)                               30,592
                                                    3,500  Internet Security Systems, Inc. (a)                               97,160
                                                    1,000  Intersections, Inc. (a)                                            9,230
                                                    1,000  Intervideo, Inc. (a)                                              12,740
                                                    2,800  Interwoven, Inc. (a)                                              30,884
                                                    1,400  Intevac, Inc. (a)                                                 23,520
                                                       25  Intrusion, Inc. (a)                                                    8
                                                    2,280  inVentiv Health, Inc. (a)                                         73,028
                                                    3,000  Invitrogen Corp. (a)                                             190,230
                                                    3,600  Ipass, Inc. (a)                                                   16,848
                                                    8,550  Iron Mountain, Inc. (a)                                          367,137
                                                    1,900  JDA Software Group, Inc. (a)                                      29,298
                                                    3,600  Jack Henry & Associates, Inc.                                     78,372
                                                    2,885  Jacobs Engineering Group, Inc. (a)                               215,596
                                                    1,700  John H. Harland Co.                                               61,965
                                                    1,900  Jupitermedia Corp. (a)                                            16,454
                                                    1,300  Kanbay International, Inc. (a)                                    26,728
                                                    3,636  Keane, Inc. (a)                                                   52,395
                                                    2,000  Kelly Services, Inc. Class A                                      54,820
                                                    1,900  Kenexa Corp. (a)                                                  47,918
                                                    1,300  Keryx Biopharmaceuticals, Inc. (a)                                15,379
                                                    1,300  Keynote Systems, Inc. (a)                                         13,689
                                                    3,970  Kforce, Inc. (a)                                                  47,362
                                                    3,627  Kinder Morgan Management LLC (a)                                 153,132
                                                    1,700  Kintera, Inc. (a)                                                  2,924
                                                    3,300  Knology, Inc. (a)                                                 32,736
                                                    1,400  Korn/Ferry International (a)                                      29,316
                                                    1,875  Kronos, Inc. (a)                                                  63,919

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    5,551  L-1 Identity Solutions, Inc. (a)                           $      72,441
                                                    1,300  LECG Corp. (a)                                                    24,388
                                                       42  LQ Corp., Inc. (a)                                                    53
                                                    3,200  Labor Ready, Inc. (a)                                             50,976
                                                    7,707  Lamar Advertising Co. Class A (a)                                411,631
                                                    2,900  Laureate Education, Inc. (a)                                     138,794
                                                    8,000  Lawson Software, Inc. (a)                                         58,000
                                                      900  Layne Christensen Co. (a)                                         25,713
                                                    3,800  Learning Tree International, Inc. (a)                             30,894
                                                      100  Level 8 Systems, Inc. (a)                                              2
                                                    2,419  Lightbridge, Inc. (a)                                             28,351
                                                    1,500  Lincoln Educational Services Corp. (a)                            24,540
                                                    2,700  Lionbridge Technologies, Inc. (a)                                 20,601
                                                    5,600  LivePerson, Inc. (a)                                              30,128
                                                    2,200  LoJack Corp. (a)                                                  43,098
                                                    1,342  Looksmart (a)                                                      3,945
                                                    1,100  Loudeye Corp. (a)                                                  4,895
                                                    1,200  Luminex Corp. (a)                                                 21,876
                                                      900  MAXIMUS, Inc.                                                     23,490
                                                    4,400  MIVA, Inc. (a)                                                    14,520
                                                    3,500  MPS Group, Inc. (a)                                               52,885
                                                    2,400  MRO Software, Inc. (a)                                            61,608
                                                      200  MWI Veterinary Supply, Inc. (a)                                    6,706
                                                    2,400  Macquarie Infrastructure Co. Trust                                74,832
                                                    1,690  Macrovision Corp. (a)                                             40,036
                                                    2,040  Magma Design Automation, Inc. (a)                                 18,564
                                                    3,900  Management Network Group, Inc. (a)                                 6,474
                                                    1,700  Manhattan Associates, Inc. (a)                                    41,038
                                                    3,916  Manpower, Inc.                                                   239,933
                                                    1,695  Mantech International Corp. Class A (a)                           55,952
                                                    1,200  Mapinfo Corp. (a)                                                 15,396
                                                    2,400  Marchex, Inc. Class B (a)(f)                                      36,816
                                                    1,200  MarketAxess Holdings, Inc. (a)                                    12,564
                                                    1,887  Matria Healthcare, Inc. (a)                                       52,440
                                                    1,600  Maxygen, Inc. (a)                                                 13,296
                                                    7,077  McAfee, Inc. (a)                                                 173,103
                                                    4,100  Mechanical Technology, Inc. (a)                                    7,503
                                                    1,800  Medical Staffing Network Holdings, Inc. (a)                       11,196
                                                    2,600  Mentor Graphics Corp. (a)                                         36,608
                                                    3,500  Merge Technologies, Inc. (a)                                      24,080
                                                    1,900  MetaSolv, Inc. (a)                                                 5,757
                                                      925  Metro One Telecommunications (a)                                   2,424
                                                      400  Michael Baker Corp. (a)                                            8,144
                                                      990  MicroStrategy, Inc. Class A (a)                                  100,812
                                                    1,300  Microvision, Inc. (a)                                              1,859
                                                    3,700  Millennium Cell, Inc. (a)(f)                                       3,922
                                                    5,966  Mindspeed Technologies, Inc. (a)                                  10,321
                                                    1,100  Mobius Management Systems, Inc. (a)                                7,414
                                                      400  Moldflow Corp. (a)                                                 4,764
                                                    1,900  Momenta Pharmaceuticals, Inc. (a)                                 25,688
                                                    3,600  Morgans Hotel Group Co. (a)                                       45,000
                                                    1,900  Morningstar, Inc. (a)                                             70,110
                                                    5,900  NAVTEQ Corp. (a)                                                 154,049
                                                    1,837  NCO Group, Inc. (a)                                               48,166

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,200  NIC, Inc. (a)                                              $      16,480
                                                    2,800  NMS Communications Corp. (a)                                       8,106
                                                    1,900  NMT Medical, Inc. (a)                                             29,355
                                                      800  NVE Corp. (a)(f)                                                  23,720
                                                    4,200  National Instruments Corp.                                       114,828
                                                      240  Natural Health Trends Corp. (a)                                      624
                                                    2,000  Nautilus, Inc. (f)                                                27,500
                                                    2,800  Navigant Consulting, Inc. (a)                                     56,168
                                                       13  Navisite, Inc. (a)                                                    46
                                                    3,720  NetFlix, Inc. (a)                                                 84,742
                                                       20  NetSol Technologies, Inc. (a)                                         36
                                                      100  Netguru, Inc.                                                         22
                                                       57  Netmanage, Inc. (a)                                                  287
                                                    2,100  Netratings, Inc. (a)                                              29,883
                                                      200  Netscout Systems, Inc. (a)                                         1,298
                                                    4,600  NeuStar, Inc. Class A (a)                                        127,650
                                                      200  New Century Equity Holdings Corp.                                     40
                                                    3,900  New Frontier Media, Inc. (a)                                      32,175
                                                      900  Nighthawk Radiology Holdings, Inc. (a)                            17,217
                                                    2,900  Nutri System, Inc. (a)(f)                                        180,641
                                                    3,200  Odyssey Marine Exploration, Inc. (a)                               8,352
                                                      800  Omniture, Inc. (a)                                                 6,312
                                                    1,500  On Assignment, Inc. (a)                                           14,715
                                                      200  On2 Technologies, Inc. (a)                                           140
                                                      300  Online Resources Corp. (a)                                         3,675
                                                       60  Onvia, Inc. (a)                                                      309
                                                    1,200  Open Solutions, Inc. (a)                                          34,572
                                                   13,000  OpenTV Corp. (a)                                                  37,050
                                                    7,561  Openwave Systems, Inc. (a)                                        70,771
                                                    1,200  Opnet Technologies, Inc. (a)                                      15,732
                                                    4,400  Opsware, Inc. (a)                                                 39,644
                                                    4,037  Option Care, Inc.                                                 54,055
                                                    3,200  Orbital Sciences Corp. (a)                                        60,064
                                                    1,745  Orchid Cellmark, Inc. (a)                                          4,048
                                                      800  Overland Storage, Inc. (a)                                         5,160
                                                      700  PC Mall, Inc. (a)                                                  5,033
                                                    1,200  PC-Tel, Inc. (a)                                                  12,600
                                                      900  PDI, Inc. (a)                                                     10,458
                                                    3,000  PHH Corp. (a)                                                     82,200
                                                    4,591  PLATO Learning, Inc. (a)                                          29,245
                                                      400  PRA International, Inc. (a)                                       10,676
                                                      570  PRG-Schultz International, Inc. (a)                                3,306
                                                    2,900  Pac-West Telecomm, Inc. (a)                                          667
                                                    3,500  Pacific Ethanol, Inc. (a)(f)                                      49,035
                                                    2,000  Packeteer, Inc. (a)                                               17,220
                                                    2,907  Panacos Pharmaceuticals, Inc. (a)                                 14,417
                                                    2,300  Paxar Corp. (a)                                                   45,954
                                                      500  Pegasystems, Inc.                                                  4,365
                                                    2,200  People Support, Inc. (a)                                          40,700
                                                    3,695  Per-Se Technologies, Inc. (a)                                     84,172
                                                    2,900  Perficient, Inc. (a)                                              45,472
                                                    6,500  Perot Systems Corp. Class A (a)                                   89,635
                                                      120  Pfsweb, Inc. (a)                                                      84
                                                    2,150  PharmaNet Development Group, Inc. (a)                             41,775

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      300  Phase Forward, Inc. (a)                                    $       3,582
                                                    1,800  Phoenix Technologies Ltd. (a)                                      7,740
                                                    4,129  Polycom, Inc. (a)                                                101,284
                                                    2,300  Pomeroy IT Solutions, Inc. (a)                                    18,814
                                                       33  Poniard Pharmaceuticals, Inc. (a)                                    114
                                                    1,030  Pre-Paid Legal Services, Inc. (f)                                 40,860
                                                       10  Prescient Applied Intelligence, Inc. (a)                               1
                                                    3,133  Priceline.com, Inc. (a)                                          115,263
                                                    1,300  Primus Guaranty Ltd. (a)                                          15,743
                                                    1,600  Princeton Review, Inc. (a)                                         8,288
                                                    1,800  ProQuest Co. (a)                                                  23,436
                                                    3,600  Progress Software Corp. (a)                                       93,600
                                                      102  Protection One, Inc.                                               1,255
                                                    1,800  The Providence Service Corp. (a)                                  49,662
                                                    1,700  QAD, Inc.                                                         13,736
                                                    1,800  Quality Systems, Inc.                                             69,822
                                                    5,100  Quest Software, Inc. (a)                                          72,828
                                                      500  Quixote Corp.                                                      8,910
                                                    1,500  Quovadx, Inc. (a)                                                  3,915
                                                    4,922  R.H. Donnelley Corp. (a)                                         260,374
                                                    4,250  RPC, Inc.                                                         77,860
                                                    1,700  Radiant Systems, Inc. (a)                                         20,536
                                                    7,900  RealNetworks, Inc. (a)                                            83,819
                                                   12,900  Red Hat, Inc. (a)                                                271,932
                                                    3,100  Redback Networks, Inc. (a)                                        43,028
                                                    1,700  Renaissance Learning, Inc.                                        24,327
                                                    7,400  Republic Services, Inc. Class A                                  297,554
                                                    4,000  Resources Connection, Inc. (a)                                   107,160
                                                    4,500  The Reynolds & Reynolds Co. Class A                              177,795
                                                    1,465  Rigel Pharmaceuticals, Inc. (a)                                   15,046
                                                    2,000  RightNow Technologies, Inc. (a)                                   31,220
                                                    2,500  Rural Cellular Corp. Class A (a)                                  24,075
                                                    4,200  Rural/Metro Corp. (a)                                             36,456
                                                    3,833  SAVVIS, Inc. (a)                                                 109,049
                                                    2,415  The SCO Group, Inc. (a)                                            4,733
                                                    4,900  SM&A (a)                                                          29,939
                                                    1,400  SPAR Group, Inc. (a)                                               1,456
                                                    2,009  SPSS, Inc. (a)                                                    50,084
                                                    2,500  SRA International, Inc. Class A (a)                               75,150
                                                    2,400  SYKES Enterprises, Inc. (a)                                       48,840
                                                      700  SYNNEX Corp. (a)                                                  16,107
                                                    1,229  Saba Software, Inc. (a)                                            6,477
                                                    1,434  SafeNet, Inc. (a)                                                 26,084
                                                      600  Salon Media Group, Inc. (a)                                           48
                                                    7,700  Sapient Corp. (a)                                                 41,965
                                                      100  Scientific Learning Corp. (a)                                        525
                                                    1,900  Seachange International, Inc. (a)                                 16,891
                                                    3,200  Secure Computing Corp. (a)                                        20,256
                                                    5,700  Selectica, Inc. (a)                                               13,851
                                                    2,800  Senomyx, Inc. (a)                                                 43,036
                                                      666  Sequenom, Inc. (a)                                                 1,425
                                                   20,500  The ServiceMaster Co.                                            229,805
                                                   98,225  Sirius Satellite Radio, Inc. (a)(f)                              384,060
                                                    3,100  Sirona Dental Systems, Inc.                                      102,083

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    4,400  Sitel Corp. (a)                                            $      13,244
                                                    2,500  Smith Micro Software, Inc. (a)                                    35,950
                                                      300  Sonic Foundry, Inc. (a)                                              699
                                                    3,700  SonicWALL, Inc. (a)                                               40,404
                                                    1,300  Spartech Corp.                                                    34,801
                                                    3,600  Spherion Corp. (a)                                                25,740
                                                    1,800  The Standard Register Co.                                         23,760
                                                      800  Startek, Inc.                                                      9,976
                                                    2,500  Stericycle, Inc. (a)                                             174,475
                                                      620  Stratasys, Inc. (a)                                               16,374
                                                    6,000  Strategic Diagnostics, Inc. (a)                                   23,100
                                                    1,200  Strayer Education, Inc.                                          129,852
                                                    3,000  SupportSoft, Inc. (a)                                             13,110
                                                   16,700  Sycamore Networks, Inc. (a)                                       63,126
                                                    2,300  Symyx Technologies Inc. (a)                                       48,737
                                                   11,000  Synagro Technologies, Inc.                                        46,420
                                                      300  Synchronoss Technologies, Inc. (a)                                 2,844
                                                    7,705  Synopsys, Inc. (a)                                               151,943
                                                    1,600  Synplicity, Inc. (a)                                              10,240
                                                    1,700  Syntel, Inc.                                                      38,505
                                                    1,300  Sypris Solutions, Inc.                                            10,855
                                                   12,400  TIBCO Software, Inc. (a)                                         111,352
                                                      600  TNS, Inc. (a)                                                      9,036
                                                      800  TRC Cos., Inc. (a)                                                 6,816
                                                    2,423  Talx Corp.                                                        59,412
                                                      880  Tapestry Pharmaceuticals, Inc. (a)                                 1,830
                                                    2,300  TechTeam Global, Inc. (a)                                         18,193
                                                       15  Technology Solutions Co. (a)                                         127
                                                      200  TeleCommunication Systems, Inc. Class A (a)                          538
                                                    4,500  TeleTech Holdings, Inc. (a)                                       70,335
                                                      200  Tenfold Corp. (a)                                                     33
                                                    3,325  Tetra Tech, Inc. (a)                                              57,922
                                                    6,050  Tetra Technologies, Inc. (a)                                     146,168
                                                    1,500  TheStreet.com, Inc.                                               15,960
                                                    2,000  Thomas Group, Inc.                                                20,500
                                                    4,200  TradeStation Group, Inc. (a)                                      63,294
                                                    1,900  Transaction Systems Architects, Inc. Class A (a)                  65,208
                                                    3,400  Trident Microsystems, Inc. (a)                                    79,084
                                                    4,400  Trizetto Group (a)                                                66,616
                                                    8,777  Tumbleweed Communications Corp. (a)                               24,751
                                                    3,600  URS Corp. (a)                                                    140,004
                                                    2,500  Ultimate Software Group, Inc. (a)                                 58,825
                                                   10,700  Unigene Laboratories, Inc. (a)                                    26,215
                                                    3,653  United Online, Inc.                                               44,494
                                                      600  Universal Electronics, Inc. (a)                                   11,400
                                                    1,255  Universal Technical Institute, Inc. (a)                           22,452
                                                       16  Uphonia, Inc. (a)                                                      0
                                                    3,600  VA Software Corp. (a)                                             14,472
                                                    6,055  ValueClick, Inc. (a)                                             112,260
                                                    1,700  VASCO Data Security International, Inc. (a)                       17,561
                                                    1,900  Verint Systems, Inc. (a)                                          57,095
                                                    1,574  Verso Technologies, Inc. (a)(f)                                    1,417
                                                       65  VerticalNet, Inc. (a)                                                 56
                                                    1,200  Vertrue, Inc. (a)                                                 47,184

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,250  Viad Corp.                                                 $      44,263
                                                    6,030  Viewpoint Corp. (a)                                                7,115
                                                    1,730  Vignette Corp. (a)                                                23,424
                                                    3,700  VistaPrint Ltd. (a)                                               95,978
                                                      700  Vital Images, Inc. (a)                                            22,106
                                                    1,700  Volt Information Sciences, Inc. (a)                               60,435
                                                    2,850  Waste Connections, Inc. (a)                                      108,044
                                                    2,000  WatchGuard Technologies (a)                                        8,500
                                                    1,940  Watson Wyatt Worldwide, Inc.                                      79,385
                                                      666  Wave Systems Corp. Class A (a)                                     1,106
                                                    2,800  WebEx Communications, Inc. (a)                                   109,256
                                                    4,200  WebMD Health Corp. Class A (a)                                   144,228
                                                    3,200  webMethods, Inc. (a)                                              24,480
                                                      400  WebSideStory, Inc. (a)                                             5,284
                                                    2,800  Websense, Inc. (a)                                                60,508
                                                    2,800  Website Pros, Inc. (a)                                            30,408
                                                    6,350  Weight Watchers International, Inc.                              281,559
                                                      500  Westaff, Inc. (a)                                                  2,045
                                                    5,000  Wind River Systems, Inc. (a)                                      53,550
                                                    4,400  Wireless Facilities, Inc. (a)                                      9,416
                                                    2,400  Witness Systems, Inc. (a)                                         42,072
                                                      200  Worldgate Communications (a)                                         294
                                                    7,500  Wynn Resorts Ltd. (a)(f)                                         510,075
                                                    3,400  Zix Corp. (a)(f)                                                   2,108
                                                                                                                      -------------
                                                                                                                         28,693,905
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                                    1,100  AEP Industries, Inc. (a)                                          46,145
                                                    1,600  AMCOL International Corp.                                         39,856
                                                    1,425  Aceto Corp.                                                       10,032
                                                    3,700  Airgas, Inc.                                                     133,829
                                                    2,300  Albemarle Corp.                                                  124,959
                                                    1,400  Anika Therapeutics, Inc. (a)                                      18,662
                                                    1,200  Arch Chemicals, Inc.                                              34,140
                                                    1,500  Bio-Rad Laboratories, Inc. Class A (a)                           106,095
                                                    2,400  Brady Corp.                                                       84,384
                                                    3,100  Cabot Corp.                                                      115,320
                                                    4,300  Calgon Carbon Corp. (a)                                           19,006
                                                    9,600  Celanese Corp. Series A                                          171,840
                                                   24,160  Celgene Corp. (a)                                              1,046,128
                                                   10,700  Chemtura Corp.                                                    92,769
                                                    2,200  Cytec Industries, Inc.                                           122,298
                                                    7,636  Entegris, Inc. (a)                                                83,309
                                                    2,200  Ferro Corp.                                                       39,116
                                                    2,000  Georgia Gulf Corp.                                                54,840
                                                    3,400  H.B. Fuller Co.                                                   79,696
                                                      300  Hawkins, Inc.                                                      4,266
                                                   14,000  Huntsman Corp. (a)                                               254,800
                                                      550  KMG Chemicals, Inc.                                                4,609
                                                    1,600  Koppers Holdings, Inc.                                            30,352
                                                    3,382  Kronos Worldwide, Inc.                                            97,368
                                                    4,100  Landec Corp. (a)                                                  44,280
                                                    3,015  Lubrizol Corp.                                                   137,876
                                                   12,056  Lyondell Chemical Co.                                            305,861
                                                    1,600  MacDermid, Inc.                                                   52,192
                                                      450  Mace Security International, Inc. (a)                              1,040

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,800  Matrixx Initiatives, Inc. (a)                              $      34,254
                                                   29,100  The Mosaic Co. (a)                                               491,790
                                                    8,300  Nalco Holding Co. (a)                                            153,716
                                                      620  NewMarket Corp.                                                   36,059
                                                    1,900  Nuco2, Inc. (a)                                                   51,110
                                                    2,200  OM Group, Inc. (a)                                                96,668
                                                    4,692  Olin Corp.                                                        72,069
                                                    2,400  Omnova Solutions, Inc. (a)                                        10,032
                                                    2,000  Oxigene, Inc. (a)                                                  7,820
                                                      400  Penford Corp.                                                      6,056
                                                    5,500  PolyOne Corp. (a)                                                 45,815
                                                      600  Quaker Chemical Corp.                                             11,670
                                                    6,400  RPM International, Inc.                                          121,536
                                                    4,400  Rentech, Inc. (a)(f)                                              20,372
                                                    1,900  Repligen Corp. (a)                                                 6,460
                                                    3,500  Rockwood Holdings, Inc. (a)                                       69,930
                                                      900  Rogers Corp. (a)                                                  55,575
                                                    3,900  Rollins, Inc.                                                     82,329
                                                    2,500  Schawk, Inc.                                                      45,550
                                                    3,100  Schulman A, Inc.                                                  72,881
                                                    2,200  Sensient Technologies Corp.                                       43,054
                                                      400  Stepan Co.                                                        11,692
                                                    1,300  TOR Minerals International, Inc. (a)                               2,470
                                                    2,200  Terra Nitrogen Co. LP                                             57,530
                                                    1,600  Tredegar Corp.                                                    26,784
                                                    1,300  Trex Co., Inc. (a)                                                31,408
                                                    4,500  Tronox, Inc. Class A                                              57,375
                                                    1,600  UAP Holding Corp.                                                 34,192
                                                    5,700  Valspar Corp.                                                    151,620
                                                    1,900  WD-40 Co.                                                         67,773
                                                    3,900  WR Grace & Co. (a)                                                51,714
                                                    4,000  Wellman, Inc.                                                     15,960
                                                    4,500  Westlake Chemical Corp.                                          144,045
                                                    2,000  Zoltek Cos., Inc. (a)(f)                                          51,100
                                                                                                                      -------------
                                                                                                                          5,593,477
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 1.5%                                   400  Ablest, Inc. (a)                                                   2,568
                                                    1,700  American Woodmark Corp.                                           57,273
                                                      400  Ameron International Corp.                                        26,576
                                                    3,700  Apogee Enterprises, Inc.                                          56,277
                                                    7,800  Armstrong Holdings, Inc. (a)                                       1,287
                                                    3,800  Beacon Roofing Supply, Inc. (a)                                   76,912
                                                    1,764  Beazer Homes USA, Inc.                                            68,866
                                                    2,000  BlueLinx Holdings, Inc.                                           19,040
                                                    1,876  Brookfield Homes Corp. (f)                                        52,828
                                                    1,400  Bucyrus International, Inc.                                       59,388
                                                    1,900  Builders FirstSource, Inc. (a)                                    28,937
                                                    2,580  Building Material Holding Corp.                                   67,132
                                                      410  Cavco Industries, Inc. (a)                                        12,919
                                                    1,975  Ceradyne, Inc. (a)                                                81,153
                                                    3,800  Comstock Homebuilding Cos., Inc. Class A (a)(f)                   20,520
                                                      500  Dominion Homes, Inc. (a)(f)                                        3,035
                                                    2,133  Dycom Industries, Inc. (a)                                        45,859
                                                    1,800  EMCOR Group, Inc. (a)                                             98,712

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,520  Eagle Materials, Inc.                                      $     118,554
                                                    1,700  ElkCorp                                                           46,155
                                                    3,975  Florida Rock Industries, Inc.                                    153,872
                                                    3,200  Global Power Equipment Group, Inc. (a)                             6,816
                                                    1,650  Granite Construction, Inc.                                        88,028
                                                    2,800  Hovnanian Enterprises, Inc. Class A (a)                           82,152
                                                    1,400  Huttig Building Products, Inc. (a)                                 7,742
                                                    1,300  Infrasource Services, Inc. (a)                                    22,815
                                                    2,400  Insituform Technologies, Inc. Class A (a)                         58,272
                                                    1,800  Interline Brands, Inc. (a)                                        44,424
                                                      800  International Aluminum Corp.                                      29,880
                                                      300  LS Starrett Co. Class A                                            4,290
                                                      850  LSI Industries, Inc.                                              13,813
                                                    1,380  Levitt Corp. Class A                                              16,229
                                                    1,200  M/I Homes, Inc.                                                   42,420
                                                    2,316  MDC Holdings, Inc.                                               107,578
                                                    2,500  Martin Marietta Materials, Inc.                                  211,550
                                                    2,500  Mastec, Inc. (a)                                                  27,675
                                                    1,600  Meritage Homes Corp. (a)                                          66,576
                                                    1,400  NCI Building Systems, Inc. (a)                                    81,438
                                                      419  NVR, Inc. (a)                                                    224,165
                                                      500  PGT, Inc. (a)                                                      7,030
                                                    2,300  Palm Harbor Homes, Inc. (a)(f)                                    34,408
                                                      100  Patriot Transportation Holding, Inc. (a)                           7,556
                                                      500  Performance Technologies, Inc. (a)                                 3,400
                                                    1,400  Perini Corp. (a)                                                  29,232
                                                    6,400  Quanta Services, Inc. (a)                                        107,904
                                                    3,100  Quest Resource Corp. (a)                                          27,528
                                                    1,700  Ryland Group, Inc.                                                73,457
                                                    7,200  SBA Communications Corp. Class A (a)                             175,176
                                                    2,200  Simpson Manufacturing Co., Inc. (f)                               59,466
                                                      400  Skyline Corp.                                                     15,284
                                                    4,700  Standard-Pacific Corp.                                           110,450
                                                    3,300  Technical Olympic USA, Inc.                                       32,439
                                                    2,000  Texas Industries, Inc.                                           104,120
                                                    7,400  Toll Brothers, Inc. (a)                                          207,792
                                                      500  UMH Properties, Inc.                                               7,725
                                                    5,100  US Concrete, Inc. (a)                                             33,201
                                                    6,700  USG Corp. (a)                                                    315,168
                                                    2,600  WCI Communities, Inc. (a)(f)                                      45,344
                                                    3,400  WESCO International, Inc. (a)                                    197,302
                                                    2,900  Walter Industries, Inc.                                          123,772
                                                    4,300  West Corp. (a)                                                   207,690
                                                    5,300  Westell Technologies, Inc. Class A (a)                            11,077
                                                    3,800  Williams Scotsman International, Inc. (a)                         81,168
                                                                                                                      -------------
                                                                                                                          4,251,415
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.5%                          1,700  American Technology Corp. (a)                                      6,460
                                                    1,665  Applica, Inc. (a)                                                  8,974
                                                      800  Bassett Furniture Industries, Inc.                                12,992
                                                    4,400  Champion Enterprises, Inc. (a)                                    30,360
                                                    1,000  Compx International, Inc.                                         15,590
                                                      700  Conn's, Inc. (a)                                                  14,609
                                                    1,000  Design Within Reach, Inc. (a)                                      6,080
                                                    1,700  Emerson Radio (a)                                                  5,151

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,500  Ethan Allen Interiors, Inc.                                $      86,650
                                                      200  Flexsteel Industries                                               2,600
                                                    1,700  Furniture Brands International, Inc.                              32,368
                                                   25,900  Gemstar-TV Guide International, Inc. (a)                          85,988
                                                    1,600  Genlyte Group, Inc. (a)                                          113,920
                                                    2,920  Griffon Corp. (a)                                                 69,700
                                                    3,000  Haverty Furniture Cos., Inc.                                      47,850
                                                    2,400  Helen of Troy Ltd. (a)                                            42,144
                                                    3,400  Interface, Inc. Class A (a)                                       43,792
                                                    2,400  Kimball International, Inc. Class B                               46,320
                                                      200  Koss Corp.                                                         3,890
                                                    3,100  La-Z-Boy, Inc. (f)                                                43,276
                                                      600  Lifetime Brands, Inc.                                             11,112
                                                      500  Mac-Gray Corp. (a)                                                 5,875
                                                    3,364  Mohawk Industries, Inc. (a)                                      250,450
                                                      400  National Presto Industries, Inc.                                  22,108
                                                    5,005  Restoration Hardware, Inc. (a)                                    43,393
                                                    1,700  Rockford Corp. (a)                                                 5,950
                                                      500  The Rowe Cos. (a)                                                      0
                                                      600  Salton, Inc. (a)                                                   1,380
                                                    6,100  Sealy Corp.                                                       79,666
                                                    3,150  Select Comfort Corp. (a)                                          68,922
                                                    1,500  Stanley Furniture Co., Inc.                                       31,965
                                                    1,900  Sturm Ruger & Co., Inc. (a)                                       14,706
                                                    5,400  Tempur-Pedic International, Inc. (a)(f)                           92,718
                                                    2,990  Toro Co.                                                         126,088
                                                    4,300  United Rentals, Inc. (a)                                          99,975
                                                      642  Virco Manufacturing Corp. (a)                                      3,133
                                                                                                                      -------------
                                                                                                                          1,576,155
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%                                  11,700  Crown Holdings, Inc. (a)                                         217,620
                                                    9,900  Graphic Packaging Corp. (a)                                       36,234
                                                    1,200  Greif, Inc.                                                       96,132
                                                    3,000  Mobile Mini, Inc. (a)                                             85,230
                                                   10,700  Owens-Illinois, Inc. (a)                                         164,994
                                                    3,000  Silgan Holdings, Inc.                                            112,680
                                                    5,300  Sonoco Products Co.                                              178,292
                                                                                                                      -------------
                                                                                                                            891,182
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.0%                5,740  Avis Budget Group, Inc.                                          104,985
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 2.9%                                 6,800  Abraxas Petroleum Corp. (a)                                       20,808
                                                    3,200  Alon USA Energy, Inc.                                             94,368
                                                      800  Arena Resources, Inc. (a)                                         25,696
                                                    1,889  Atlas America, Inc. (a)                                           80,622
                                                    2,000  Atlas Pipeline Holdings LP (a)                                    41,400
                                                    1,300  Basic Energy Services, Inc. (a)                                   31,720
                                                    2,000  Bill Barrett Corp. (a)                                            49,120
                                                    2,400  Bois d'Arc Energy, Inc. (a)                                       36,720
                                                    9,600  CNX Gas Corp. (a)                                                222,432
                                                    1,000  Callon Petroleum Co. (a)                                          13,560
                                                    2,700  Carrizo Oil & Gas, Inc. (a)                                       69,633
                                                    1,300  Clayton Williams Energy, Inc. (a)                                 39,390
                                                    2,000  Comstock Resources, Inc. (a)                                      54,300
                                                    2,700  Crosstex Energy LP (f)                                            96,552
                                                    4,635  Delta Petroleum Corp. (a)                                        104,241
                                                    9,000  Diamond Offshore Drilling, Inc.                                  651,330

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      900  Dorchester Minerals LP                                     $      23,175
                                                    4,600  Dresser-Rand Group, Inc. (a)                                      93,840
                                                    4,800  EXCO Resources, Inc. (a)                                          59,568
                                                    2,300  Edge Petroleum Corp. (a)                                          37,881
                                                    1,343  Enbridge Energy Management LLC (a)                                62,114
                                                    4,600  Enbridge Energy Partners LP                                      214,130
                                                    3,000  Encore Acquisition Co. (a)                                        73,020
                                                   12,100  Endeavour International Corp. (a)                                 32,428
                                                    3,200  Energy Partners Ltd. (a)                                          78,880
                                                   10,100  Energy Transfer Equity LP                                        295,526
                                                    5,800  FX Energy, Inc. (a)                                               29,580
                                                    8,000  Frontier Oil Corp.                                               212,640
                                                    1,300  GMX Resources Inc. (a)                                            40,807
                                                    5,100  Gasco Energy, Inc. (a)                                            13,770
                                                    9,730  Global Industries Ltd. (a)                                       151,399
                                                    1,930  Gulf Island Fabrication, Inc.                                     50,354
                                                    2,300  Gulfmark Offshore, Inc. (a)                                       73,232
                                                    3,700  Harvest Natural Resources, Inc. (a)                               38,295
                                                    6,384  Helix Energy Solutions Group, Inc. (a)                           213,226
                                                    1,100  Hercules Offshore, Inc. (a)                                       34,155
                                                      100  Hiland Partners LP                                                 4,657
                                                    4,600  Holly Corp.                                                      199,318
                                                    2,100  Horizon Offshore, Inc. (a)                                        35,910
                                                    2,300  Houston Exploration Co. (a)                                      126,845
                                                    1,200  Inergy Holdings LP                                                41,280
                                                    3,300  Linn Energy LLC                                                   74,943
                                                    3,900  Magellan Midstream Partners                                      143,910
                                                    3,699  Mariner Energy, Inc. (a)                                          67,951
                                                      500  Markwest Energy Partners LP                                       24,500
                                                    1,200  Matrix Service Co. (a)                                            15,708
                                                    3,300  McMoRan Exploration Co. (a)(f)                                    58,542
                                                    5,100  Meridian Resource Corp. (a)                                       15,606
                                                    5,698  Newfield Exploration Co. (a)                                     219,601
                                                      700  OYO Geospace Corp. (a)                                            39,725
                                                      900  PYR Energy Corp. (a)                                                 846
                                                    3,300  Pacific Energy Partners LP                                       116,160
                                                    7,710  Patterson-UTI Energy, Inc.                                       183,190
                                                   12,701  PetroHawk Energy Corp. (a)                                       131,836
                                                    2,800  Petroquest Energy, Inc. (a)                                       29,204
                                                    5,675  Pioneer Natural Resources Co.                                    222,006
                                                    4,284  Plains Exploration & Production Co. (a)                          183,826
                                                    3,400  Pogo Producing Co.                                               139,230
                                                    7,200  Pride International, Inc. (a)                                    197,424
                                                    2,980  Quicksilver Resources, Inc. (a)(f)                                95,062
                                                    1,900  Rosetta Resources, Inc. (a)                                       32,623
                                                    4,400  St. Mary Land & Exploration Co.                                  161,524
                                                    2,479  Stone Energy Corp. (a)                                           100,350
                                                    1,300  Suburban Propane Partners LP                                      43,888
                                                    1,300  Sunoco Logistics Partners LP                                      58,188
                                                    5,600  Superior Energy Services, Inc. (a)                               147,056
                                                      100  Superior Well Services, Inc. (a)                                   1,980
                                                    6,400  Syntroleum Corp. (a)(f)                                           30,656
                                                    4,500  TEPPCO Partners LP                                               167,220
                                                    4,600  Teekay Shipping Corp.                                            189,106

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    5,300  Tesoro Corp.                                               $     307,294
                                                    5,200  Todco Class A (a)                                                179,920
                                                    3,900  Tri-Valley Corp. (a)(f)                                           28,197
                                                   10,500  Ultra Petroleum Corp. (a)                                        505,155
                                                    1,300  Union Drilling, Inc. (a)                                          14,300
                                                    1,700  Universal Compression Holdings, Inc. (a)                          90,865
                                                    5,600  Vaalco Energy, Inc. (a)                                           40,208
                                                    2,700  Valero LP                                                        135,000
                                                      500  Valley National Gases, Inc.                                       12,485
                                                    4,600  W&T Offshore, Inc.                                               134,366
                                                    4,800  Warren Resources, Inc. (a)                                        58,464
                                                      500  Warrior Energy Service Corp. (a)                                  12,875
                                                    5,800  Western Refining, Inc.                                           134,792
                                                    1,500  Whiting Petroleum Corp. (a)                                       60,150
                                                                                                                      -------------
                                                                                                                          8,473,854
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 8.6%                             2,200  ABX Air, Inc. (a)                                                 12,364
                                                    3,000  AMERIGROUP Corp. (a)                                              88,650
                                                      900  ATS Medical, Inc. (a)                                              2,124
                                                    4,250  Avanir Pharmaceuticals Class A (a)(f)                             29,410
                                                    3,100  AVI BioPharma, Inc. (a)                                           11,253
                                                    2,000  Abaxis, Inc. (a)                                                  46,780
                                                    1,100  Abiomed, Inc. (a)                                                 16,269
                                                   10,352  Abraxis BioScience, Inc. (a)                                     287,578
                                                    1,700  Acadia Pharmaceuticals, Inc. (a)                                  14,688
                                                    1,600  Accelrys, Inc. (a)                                                10,064
                                                    2,800  Adams Respiratory Therapeutics, Inc. (a)                         102,452
                                                    4,700  Adolor Corp. (a)                                                  65,189
                                                      300  Advanced Magnetics, Inc. (a)                                      10,230
                                                    3,035  Advanced Medical Optics, Inc. (a)                                120,034
                                                    1,400  Advancis Pharmaceutical Corp. (a)                                  8,372
                                                    1,400  Air Methods Corp. (a)                                             33,040
                                                    2,000  Albany Molecular Research, Inc. (a)                               18,720
                                                    2,700  Alexion Pharmaceuticals, Inc. (a)                                 91,746
                                                    4,200  Alexza Pharmaceuticals, Inc. (a)                                  34,146
                                                    3,800  Align Technology, Inc. (a)                                        43,244
                                                    5,400  Alkermes, Inc. (a)                                                85,590
                                                    3,300  Alliance Imaging, Inc. (a)                                        25,773
                                                    5,800  Allos Therapeutics (a)                                            21,866
                                                    4,345  Allscripts Healthcare Solutions, Inc. (a)                         97,545
                                                    2,600  Alpharma, Inc. Class A                                            60,814
                                                      400  Altus Pharmaceuticals, Inc. (a)                                    6,388
                                                    1,700  Amedisys, Inc. (a)                                                67,439
                                                      800  America Service Group, Inc. (a)                                   10,408
                                                      800  American Dental Partners, Inc. (a)                                13,232
                                                    5,700  American Medical Systems Holdings, Inc. (a)                      105,051
                                                    3,000  Amsurg Corp. (a)                                                  66,780
                                                    9,300  Amylin Pharmaceuticals, Inc. (a)                                 409,851
                                                    1,700  Anadys Pharmaceuticals, Inc. (a)                                   4,930
                                                    4,200  Andrx Corp. (a)                                                  102,606
                                                      400  Anesiva, Inc. (a)                                                  2,712
                                                      513  Angiodynamics, Inc. (a)                                           10,624
                                                    3,200  Antigenics, Inc. (a)(f)                                            4,960
                                                    4,300  Applera Corp. - Celera Genomics Group (a)                         59,856
                                                    2,300  Apria Healthcare Group, Inc. (a)                                  45,402

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,640  Aradigm Corp. (a)                                          $       2,755
                                                    1,900  Arcadia Resources, Inc. (a)                                        6,175
                                                    2,740  Arena Pharmaceuticals, Inc. (a)                                   32,825
                                                    3,600  Ariad Pharmaceuticals, Inc. (a)                                   15,696
                                                    2,430  Arqule, Inc. (a)                                                  10,230
                                                    4,600  Array Biopharma, Inc. (a)                                         39,192
                                                    2,400  Arrow International, Inc.                                         76,344
                                                    2,200  Arthrocare Corp. (a)                                             103,092
                                                    1,100  Aspect Medical Systems, Inc. (a)                                  18,777
                                                    4,000  Atherogenics, Inc. (a)                                            52,680
                                                    4,400  Avant Immunotherapeutics, Inc. (a)                                 5,764
                                                    1,000  Avigen, Inc. (a)                                                   5,170
                                                    3,000  Axonyx, Inc. (a)                                                   2,700
                                                    1,700  Barrier Therapeutics, Inc. (a)                                    10,982
                                                    2,400  Beckman Coulter, Inc.                                            138,144
                                                      900  Bentley Pharmaceuticals, Inc. (a)                                 10,800
                                                    1,800  Bio-Reference Labs, Inc. (a)                                      40,410
                                                    1,700  BioCryst Pharmaceuticals, Inc. (a)                                21,199
                                                    6,700  BioMarin Pharmaceuticals, Inc. (a)                                95,341
                                                      900  BioSphere Medical, Inc. (a)                                        5,940
                                                    1,800  BioVeris Corp. (a)                                                16,902
                                                    5,400  Bioenvision, Inc. (a)                                             29,754
                                                    2,400  Biolase Technology, Inc. (a)(f)                                   15,000
                                                   16,816  Biopure Corp. (a)                                                 13,789
                                                    2,596  Bioscript, Inc. (a)                                                7,840
                                                    1,460  Biosite, Inc. (a)                                                 67,496
                                                      900  Bradley Pharmaceuticals, Inc. (a)                                 14,328
                                                      388  Britesmile, Inc. (a)                                                 951
                                                    1,700  CNS, Inc.                                                         47,991
                                                    4,900  CV Therapeutics, Inc. (a)                                         54,586
                                                   16,300  Calypte Biomedical Corp. (a)                                         815
                                                    1,200  Cambrex Corp.                                                     24,852
                                                      300  Caraco Pharmaceutical Laboratories Ltd. (a)                        3,048
                                                      510  Cardiac Science Corp. (a)                                          3,774
                                                    2,900  Cardiodynamics International Corp. (a)                             2,059
                                                    1,476  Cardiotech International, Inc. (a)                                 1,889
                                                   15,800  Cell Therapeutics, Inc. (a)(f)                                    27,018
                                                    3,500  Centene Corp. (a)                                                 57,540
                                                    3,300  Cephalon, Inc. (a)                                               203,775
                                                    1,400  Cerus Corp. (a)                                                    7,770
                                                    3,192  Charles River Laboratories International, Inc. (a)               138,565
                                                      900  Cholestech Corp. (a)                                              10,800
                                                    1,700  Ciphergen Biosystems, Inc. (a)                                     2,261
                                                   11,200  Clarient, Inc. (a)                                                 8,960
                                                       58  Clinical Data, Inc. (a)                                              811
                                                    2,500  Collagenex Pharmaceuticals, Inc. (a)                              32,475
                                                    8,600  Columbia Laboratories, Inc. (a)                                   29,756
                                                    4,400  Community Health Systems, Inc. (a)                               164,340
                                                    1,800  Conceptus, Inc. (a)                                               31,842
                                                    2,050  Conmed Corp. (a)                                                  43,275
                                                    3,200  Conor Medsystems, Inc. (a)                                        75,424
                                                    3,143  Cooper Cos., Inc.                                                168,150
                                                      142  CorAutus Genetics, Inc. (a)                                           94
                                                      600  Corvel Corp. (a)                                                  21,048

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,300  Covance, Inc. (a)                                          $     219,054
                                                    2,400  CryoLife, Inc. (a)                                                15,480
                                                    4,300  Cubist Pharmaceuticals, Inc. (a)                                  93,482
                                                    3,300  Curis, Inc. (a)                                                    4,521
                                                    1,500  Cutera, Inc. (a)                                                  39,885
                                                    1,500  Cyberonics, Inc. (a)(f)                                           26,295
                                                    2,200  Cynosure, Inc. Class A (a)                                        31,900
                                                    3,900  Cypress Bioscience, Inc. (a)                                      28,431
                                                      930  Cytogen Corp. (a)                                                  2,176
                                                    1,700  Cytokinetics, Inc. (a)                                            10,931
                                                    6,300  Cytyc Corp. (a)                                                  154,224
                                                      700  DJO, Inc. (a)                                                     29,071
                                                    7,200  DaVita, Inc. (a)                                                 416,664
                                                    6,150  Dade Behring Holdings, Inc.                                      246,984
                                                    1,400  Datascope Corp.                                                   46,858
                                                      900  Daxor Corp. (a)                                                   14,895
                                                    7,930  Dendreon Corp. (a)                                                35,447
                                                    7,900  Dentsply International, Inc.                                     237,869
                                                    5,600  Depomed, Inc. (a)                                                 22,848
                                                    3,000  DexCom, Inc. (a)                                                  33,390
                                                    1,300  Dialysis Corp. of America (a)                                     17,225
                                                        2  Diametrics Medical, Inc. (a)                                          10
                                                    2,000  Digene Corp. (a)                                                  86,300
                                                   12,300  Discovery Laboratories, Inc. (a)                                  26,199
                                                    5,200  Dov Pharmaceutical, Inc. (a)                                       4,680
                                                    7,800  Durect Corp. (a)                                                  31,980
                                                    1,300  Dusa Pharmaceuticals, Inc. (a)                                     5,434
                                                        4  Dynacq Healthcare, Inc. (a)                                           10
                                                      600  E-Z-EM, Inc. (a)                                                   9,468
                                                    1,066  EPIX Pharmaceuticals, Inc. (a)                                     4,413
                                                    3,300  Edwards Lifesciences Corp. (a)                                   153,747
                                                    3,600  Emisphere Technologies, Inc. (a)                                  30,420
                                                    4,081  Encore Medical Corp. (a)                                          25,710
                                                    9,100  Endo Pharmaceuticals Holdings, Inc. (a)                          296,205
                                                    6,200  Endologix, Inc. (a)                                               24,862
                                                    4,300  Entremed, Inc. (a)                                                 7,998
                                                    1,373  Enzo Biochem, Inc. (a)                                            16,737
                                                    5,600  Enzon Pharmaceuticals, Inc. (a)                                   46,200
                                                      673  EpiCept Corp. (a)                                                  1,218
                                                      725  Escalon Medical Corp. (a)                                          2,958
                                                    3,781  ev3, Inc. (a)(f)                                                  64,315
                                                    1,600  Exact Sciences Corp. (a)                                           3,248
                                                      700  Exactech, Inc. (a)                                                 9,562
                                                   17,300  Fonar Corp. (a)                                                    5,536
                                                    1,300  FoxHollow Technologies, Inc. (a)(f)                               44,447
                                                    2,600  Gen-Probe, Inc. (a)                                              121,914
                                                    3,400  Genaera Corp. (a)                                                  1,360
                                                    1,900  Gene Logic, Inc. (a)                                               2,945
                                                    1,060  Genelabs Technologies, Inc. (a)                                    1,675
                                                   73,740  Genentech, Inc. (a)(f)                                         6,098,298
                                                    1,150  Genesis HealthCare Corp. (a)                                      54,775
                                                    2,100  Genitope Corp. (a)                                                 6,132
                                                      300  Genomic Health, Inc. (a)                                           4,338
                                                    7,800  Genta, Inc. (a)                                                    6,084
                                                    3,800  Geron Corp. (a)                                                   23,826

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    7,300  GlobeTel Communications Corp. (a)(f)                       $       3,796
                                                    1,200  Greatbatch, Inc. (a)                                              27,144
                                                    3,000  HMS Holdings Corp. (a)                                            37,860
                                                    2,200  Haemonetics Corp. (a)                                            102,960
                                                    5,700  Health Grades Inc. (a)                                            25,137
                                                    5,080  Health Net, Inc. (a)                                             221,082
                                                    1,551  Healthcare Services Group                                         39,023
                                                    2,200  HealthExtras, Inc. (a)                                            62,282
                                                    2,600  Healthspring, Inc. (a)                                            50,050
                                                    1,900  HealthTronics, Inc. (a)                                           11,723
                                                    2,500  Healthways, Inc. (a)                                             111,500
                                                    1,300  Hemispherx Biopharma, Inc. (a)(f)                                  2,431
                                                    3,900  Henry Schein, Inc. (a)                                           195,546
                                                    4,300  Herbalife Ltd. (a)                                               162,884
                                                      775  Hi-Tech Pharmacal Co., Inc. (a)                                    9,796
                                                    2,745  Hillenbrand Industries, Inc.                                     156,410
                                                    2,300  Hollis-Eden Pharmaceuticals (a)                                   12,167
                                                    2,700  Hologic, Inc. (a)                                                117,504
                                                    4,600  Hooper Holmes, Inc.                                               15,502
                                                    9,900  Human Genome Sciences, Inc. (a)                                  114,246
                                                    2,900  Hydron Technologies, Inc. (a)                                        522
                                                    1,100  I-Flow Corp. (a)                                                  13,222
                                                    4,600  ICOS Corp. (a)                                                   115,276
                                                    1,600  ICU Medical, Inc. (a)                                             72,768
                                                    1,600  II-VI, Inc. (a)                                                   39,872
                                                    2,500  Idexx Laboratories, Inc. (a)                                     227,850
                                                    5,921  ImClone Systems, Inc. (a)                                        167,683
                                                    3,937  Immucor, Inc. (a)                                                 88,228
                                                    4,000  Immunicon Corp. (a)                                               17,520
                                                    2,900  Immunogen, Inc. (a)                                               10,266
                                                    3,200  Immunomedics, Inc. (a)(f)                                          5,696
                                                    7,200  Incyte Corp. (a)                                                  30,456
                                                    5,800  Indevus Pharmaceuticals, Inc. (a)                                 34,336
                                                    4,200  Insmed, Inc. (a)(f)                                                5,712
                                                    6,400  Inspire Pharmaceuticals, Inc. (a)                                 32,576
                                                    1,900  Integra LifeSciences Holdings Corp. (a)                           71,212
                                                    3,600  InterMune, Inc. (a)                                               59,112
                                                    1,700  IntraLase Corp. (a)                                               33,507
                                                    2,600  Introgen Therapeutics, Inc. (a)(f)                                11,700
                                                    1,750  Intuitive Surgical, Inc. (a)                                     184,538
                                                    1,900  Invacare Corp.                                                    44,688
                                                    1,228  Inverness Medical Innovations, Inc. (a)                           42,685
                                                    4,400  Isis Pharmaceuticals, Inc. (a)                                    31,592
                                                    4,600  Ista Pharmaceuticals, Inc. (a)                                    27,278
                                                    2,200  KV Pharmaceutical Co. Class A (a)                                 52,140
                                                    1,500  Kendle International, Inc. (a)                                    48,030
                                                    1,700  Kensey Nash Corp. (a)                                             49,759
                                                    2,190  Kindred Healthcare, Inc. (a)                                      65,109
                                                    4,515  Kinetic Concepts, Inc. (a)                                       142,042
                                                    1,700  Kosan Biosciences, Inc. (a)                                        8,211
                                                    3,100  Kyphon, Inc. (a)                                                 116,002
                                                    1,650  LCA-Vision, Inc.                                                  68,162
                                                      740  La Jolla Pharmaceutical Co. (a)                                    2,753
                                                    1,210  Lakeland Industries, Inc. (a)                                     14,714

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      400  Landauer, Inc.                                             $      20,300
                                                      300  Langer, Inc. (a)                                                   1,155
                                                      800  Lectec Corp. (a)                                                     224
                                                    2,700  Lexicon Genetics, Inc. (a)                                        10,179
                                                    2,700  Lifecell Corp. (a)                                                86,994
                                                      700  Lifecore Biomedical, Inc. (a)                                      9,870
                                                    2,945  LifePoint Hospitals, Inc. (a)                                    104,017
                                                    3,600  Ligand Pharmaceuticals, Inc. Class B (a)                          36,144
                                                    5,300  Lincare Holdings, Inc. (a)                                       183,592
                                                    4,540  MGI Pharma, Inc. (a)                                              78,133
                                                    2,979  Magellan Health Services, Inc. (a)                               126,905
                                                    2,700  Mannatech, Inc.                                                   47,844
                                                    2,900  MannKind Corp. (a)(f)                                             55,100
                                                    1,500  Martek Biosciences Corp. (a)                                      32,265
                                                    7,100  Medarex, Inc. (a)                                                 76,254
                                                    1,800  Medcath Corp. (a)                                                 54,162
                                                      600  Medical Action Industries, Inc. (a)                               16,134
                                                    2,870  Medicines Co. (a)                                                 64,747
                                                    1,900  Medicis Pharmaceutical Corp. Class A                              61,465
                                                    2,100  Medifast, Inc. (a)                                                18,228
                                                    2,030  Medis Technologies Ltd. (a)(f)                                    50,161
                                                      300  Medwave, Inc. (a)                                                    480
                                                    2,600  Mentor Corp.                                                     131,014
                                                    1,350  Meridian Bioscience, Inc.                                         31,739
                                                    1,568  Merit Medical Systems, Inc. (a)                                   21,293
                                                      300  Metropolitan Health Networks, Inc. (a)                               675
                                                      533  Micromet, Inc. (a)                                                 1,423
                                                    2,600  Microtek Medical Holdings, Inc. (a)                                9,100
                                                   13,838  Millennium Pharmaceuticals, Inc. (a)                             137,688
                                                    1,500  Mine Safety Appliances Co.                                        53,460
                                                    1,000  Molecular Devices Corp. (a)                                       18,490
                                                    1,700  Molina Healthcare, Inc. (a)                                       60,112
                                                    6,760  Monogram Biosciences, Inc. (a)                                    10,343
                                                    2,500  Myogen, Inc. (a)                                                  87,700
                                                    1,800  Myriad Genetics, Inc. (a)                                         44,370
                                                    4,000  NBTY, Inc. (a)                                                   117,080
                                                    6,040  NPS Pharmaceuticals, Inc. (a)                                     23,012
                                                    3,500  Nabi Biopharmaceuticals (a)                                       20,230
                                                      150  National Dentex Corp. (a)                                          2,948
                                                      400  National Healthcare Corp.                                         21,492
                                                      400  Natrol, Inc. (a)                                                     572
                                                    1,100  Natus Medical, Inc. (a)                                           15,015
                                                    5,400  Nektar Therapeutics (a)(f)                                        77,814
                                                    4,986  Neopharm, Inc. (a)                                                24,182
                                                    1,900  Neose Technologies, Inc. (a)                                       3,762
                                                    3,745  Neurocrine Biosciences, Inc. (a)                                  40,259
                                                    2,400  Neurogen Corp. (a)                                                16,176
                                                    1,600  Neurometrix, Inc. (a)                                             30,416
                                                    3,100  New River Pharmaceuticals, Inc. (a)(f)                            79,763
                                                    3,200  Northfield Laboratories, Inc. (a)(f)                              45,952
                                                    3,500  Novavax, Inc. (a)                                                 13,265
                                                    2,300  Noven Pharmaceuticals, Inc. (a)                                   55,476
                                                    3,200  NuVasive, Inc. (a)                                                64,352
                                                    1,400  Nutraceutical International Corp. (a)                             19,124

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,921  Nuvelo, Inc. (a)                                           $      53,279
                                                    3,167  OSI Pharmaceuticals, Inc. (a)                                    118,858
                                                    4,500  Oakley, Inc.                                                      76,725
                                                    3,050  Odyssey HealthCare, Inc. (a)                                      43,249
                                                    5,100  Omnicare, Inc.                                                   219,759
                                                    1,900  Omrix Biopharmaceuticals, Inc. (a)                                35,777
                                                    3,700  Onyx Pharmaceuticals, Inc. (a)                                    63,973
                                                    4,775  OraSure Technologies, Inc. (a)                                    38,391
                                                    4,100  Orthologic Corp. (a)                                               5,330
                                                    5,920  Orthovita, Inc. (a)                                               20,661
                                                    4,400  Oscient Pharmaceuticals Corp. (a)                                  4,532
                                                      300  Osiris Therapeutics, Inc. (a)                                      3,003
                                                    3,300  Osteotech, Inc. (a)                                               13,497
                                                    2,300  Owens & Minor, Inc.                                               75,647
                                                    5,100  PDL BioPharma, Inc. (a)                                           97,920
                                                    5,400  PSS World Medical, Inc. (a)                                      107,946
                                                    4,500  Pain Therapeutics, Inc. (a)                                       38,790
                                                    2,300  Par Pharmaceutical Cos., Inc. (a)                                 41,952
                                                    2,400  Parexel International Corp. (a)                                   79,416
                                                    1,180  Pediatric Services of America, Inc. (a)                           14,266
                                                    3,400  Pediatrix Medical Group, Inc. (a)                                155,040
                                                    2,500  Penwest Pharmaceuticals Co. (a)                                   41,625
                                                   20,800  Peregrine Pharmaceuticals, Inc. (a)                               26,208
                                                    5,500  Perrigo Co.                                                       93,335
                                                    3,300  PetMed Express, Inc. (a)                                          34,452
                                                    5,600  Pharmaceutical Product Development, Inc.                         199,864
                                                      700  Pharmacopeia Drug Discovery, Inc. (a)                              2,653
                                                    2,290  Pharmacyclics, Inc. (a)                                           11,129
                                                    3,100  Pharmion Corp. (a)                                                66,805
                                                    1,140  Pharmos Corp. (a)                                                  1,949
                                                    2,123  PolyMedica Corp.                                                  90,886
                                                    3,200  Pozen, Inc. (a)                                                   41,152
                                                      620  Praecis Pharmaceuticals, Inc. (a)                                  1,271
                                                    2,500  Prestige Brands Holdings, Inc. (a)                                27,850
                                                    2,400  Progenics Pharmaceuticals, Inc. (a)                               56,304
                                                      800  Proxymed, Inc. (a)                                                 3,704
                                                      125  Psychemedics Corp.                                                 2,110
                                                    2,832  Psychiatric Solutions, Inc. (a)                                   96,543
                                                    2,700  QMed, Inc. (a)                                                    13,716
                                                    1,900  Quidel Corp. (a)                                                  26,828
                                                    2,000  Radiation Therapy Services, Inc. (a)                              58,460
                                                    1,100  Radiologix, Inc. (a)                                               4,400
                                                    1,600  Regeneration Technologies, Inc. (a)                               11,232
                                                    2,800  Regeneron Pharmaceuticals, Inc. (a)                               43,932
                                                    1,900  RehabCare Group, Inc. (a)                                         24,890
                                                    1,800  Renovis, Inc. (a)                                                 24,768
                                                    1,200  Res-Care, Inc. (a)                                                24,108
                                                    5,300  Resmed, Inc. (a)                                                 213,325
                                                    4,300  Respironics, Inc. (a)                                            166,023
                                                    1,300  Retractable Technologies, Inc. (a)                                 4,394
                                                    7,000  Rita Medical Systems, Inc. (a)                                    22,050
                                                    4,003  Salix Pharmaceuticals Ltd. (a)                                    54,281
                                                    4,500  Sangamo Biosciences, Inc. (a)                                     25,020
                                                    2,700  Santarus, Inc. (a)(f)                                             20,034

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,085  Savient Pharmaceuticals, Inc. (a)                          $      20,083
                                                    5,700  Sciclone Pharmaceuticals, Inc. (a)                                13,224
                                                    2,850  Sciele Pharma, Inc. (a)                                           53,694
                                                    3,600  Seattle Genetics, Inc. (a)                                        17,496
                                                    4,955  Sepracor, Inc. (a)                                               240,020
                                                    4,000  Sierra Health Services, Inc. (a)                                 151,360
                                                    2,015  Sirna Therapeutics, Inc. (a)                                      11,224
                                                      200  Somaxon Pharmaceuticals, Inc. (a)                                  2,462
                                                    3,500  Sonic Innovations, Inc. (a)                                       14,350
                                                    1,700  SonoSite, Inc. (a)                                                48,280
                                                    1,900  Sparta Surgical Corp. (a)                                              0
                                                      300  Spectranetic Corp. (a)                                             3,510
                                                       16  Spectrum Pharmaceuticals, Inc. (a)                                    84
                                                    2,400  Staar Surgical Co. (a)                                            18,048
                                                   12,600  Star Scientific, Inc. (a)                                         38,934
                                                    5,400  StemCells, Inc. (a)                                               11,502
                                                      600  Stereotaxis, Inc. (a)                                              6,210
                                                    2,800  Steris Corp.                                                      67,368
                                                    3,500  Sun Healthcare Group, Inc. (a)                                    37,590
                                                    3,000  Sunrise Senior Living, Inc. (a)                                   89,610
                                                    3,130  SuperGen, Inc. (a)                                                14,586
                                                    1,500  SurModics, Inc. (a)                                               52,680
                                                      300  Symbion, Inc. (a)                                                  5,508
                                                      900  Symmetry Medical, Inc. (a)                                        13,581
                                                    2,100  Synovis Life Technologies, Inc. (a)                               15,267
                                                    8,500  SyntheMed, Inc. (a)                                                9,690
                                                    3,800  Tanox, Inc. (a)                                                   44,916
                                                      850  Targeted Genetics Corp. (a)                                        1,530
                                                    2,500  Techne Corp. (a)                                                 127,150
                                                    3,730  Telik, Inc. (a)                                                   66,357
                                                    2,600  Tercica, Inc. (a)                                                 13,858
                                                    1,900  Theragenics Corp. (a)                                              5,472
                                                    3,100  Theravance, Inc. (a)                                              83,824
                                                    6,600  Third Wave Technologies, Inc. (a)                                 29,568
                                                    3,100  Thoratec Corp. (a)                                                48,391
                                                    7,400  Threshold Pharmaceuticals, Inc. (a)(f)                            19,018
                                                    2,800  Titan Pharmaceuticals, Inc. (a)                                    6,160
                                                      900  Transgenomic, Inc. (a)                                               504
                                                    1,600  TriPath Imaging, Inc. (a)                                         14,448
                                                    3,546  Triad Hospitals, Inc. (a)                                        156,130
                                                    1,500  Trimeris, Inc. (a)                                                13,200
                                                      700  Tripos, Inc. (a)                                                   1,197
                                                      800  US Physical Therapy, Inc. (a)                                      9,536
                                                    1,700  USANA Health Sciences, Inc. (a)                                   75,803
                                                    3,700  United Surgical Partners International, Inc. (a)                  91,871
                                                    1,900  United Therapeutics Corp. (a)                                     99,826
                                                    1,500  Universal Display Corp. (a)                                       16,545
                                                    2,000  Universal Health Services, Inc. Class B                          119,860
                                                    1,700  Urologix, Inc. (a)                                                 4,777
                                                    1,100  Utah Medical Products, Inc.                                       34,903
                                                    3,640  VCA Antech, Inc. (a)                                             131,258
                                                    3,100  Valeant Pharmaceuticals International                             61,318
                                                      193  Valentis, Inc. (a)                                                    69
                                                    5,820  Varian Medical Systems, Inc. (a)                                 310,730

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,300  Vasomedical, Inc. (a)                                      $         276
                                                    2,200  Ventana Medical Systems, Inc. (a)                                 89,826
                                                    4,762  Vertex Pharmaceuticals, Inc. (a)                                 160,241
                                                    2,600  ViaCell, Inc. (a)                                                 10,920
                                                    1,800  Viasys Healthcare, Inc. (a)                                       49,032
                                                    1,000  Vical, Inc. (a)                                                    5,050
                                                    3,300  Vion Pharmaceuticals, Inc. (a)                                     3,564
                                                    1,390  Viragen, Inc. (a)(f)                                                 445
                                                    3,700  Viropharma, Inc. (a)                                              45,029
                                                    1,205  VistaCare, Inc. Class A (a)                                       12,532
                                                      700  Vital Signs, Inc.                                                 39,627
                                                    7,400  Vivus, Inc. (a)                                                   27,380
                                                       60  Vnus Medical Technologies, Inc. (a)                                  399
                                                      800  Volcano Corp. (a)                                                  9,192
                                                    1,600  West Pharmaceutical Services, Inc.                                62,832
                                                    1,400  Wright Medical Group, Inc. (a)                                    33,950
                                                   16,500  XOMA Ltd. (a)                                                     31,185
                                                      600  Xenoport, Inc. (a)                                                12,222
                                                    2,700  Zila, Inc. (a)                                                     6,696
                                                    1,355  Zoll Medical Corp. (a)                                            48,631
                                                    3,000  Zymogenetics, Inc. (a)                                            50,610
                                                                                                                      -------------
                                                                                                                         25,136,449
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 5.2%                                  7,300  8x8, Inc. (a)(f)                                                   7,811
                                                       56  ACE*COMM Corp. (a)                                                   102
                                                      900  ADE Corp. (a)                                                     28,818
                                                    4,700  AMIS Holdings, Inc. (a)                                           44,603
                                                    3,100  APAC Customer Services, Inc. (a)                                   8,215
                                                    1,800  ATMI, Inc. (a)                                                    52,326
                                                   10,500  AVX Corp.                                                        185,745
                                                    1,200  AXT, Inc. (a)                                                      5,112
                                                    2,400  Actel Corp. (a)                                                   37,320
                                                    2,600  Acuity Brands, Inc.                                              118,040
                                                    5,100  Acxiom Corp.                                                     125,766
                                                      400  Advanced Analogic Technologies, Inc. (a)                           2,196
                                                    2,200  Advanced Energy Industries, Inc. (a)                              37,488
                                                   11,863  Agere Systems, Inc. (a)                                          177,115
                                                    2,200  Agilysys, Inc.                                                    30,888
                                                       20  Airnet Communications Corp. (a)                                        1
                                                    1,400  Alliance Fiber Optic Products, Inc. (a)                            2,100
                                                    5,000  Alliance Semiconductor Corp. (a)                                  16,800
                                                    2,062  Alliant Techsystems, Inc. (a)                                    167,146
                                                    8,400  Altair Nanotechnologies, Inc. (a)                                 32,172
                                                    1,100  American Physicians Capital, Inc. (a)                             53,218
                                                      900  American Science & Engineering, Inc. (a)                          43,668
                                                      100  American Technical Ceramics Corp. (a)                              1,230
                                                   11,110  Amkor Technology, Inc. (a)                                        57,328
                                                      600  Ampex Corp. (a)                                                    7,794
                                                    4,005  Amphenol Corp. Class A                                           248,030
                                                      100  Amtech Systems, Inc. (a)                                             665
                                                    3,000  Anadigics, Inc. (a)                                               21,480
                                                    2,100  Anaren, Inc. (a)                                                  44,247
                                                   12,000  Andrew Corp. (a)                                                 110,760
                                                    2,300  Anixter International, Inc.                                      129,881

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   25,500  Applied Micro Circuits Corp. (a)                           $      73,695
                                                    5,100  Arris Group, Inc. (a)                                             58,446
                                                    5,400  Arrow Electronics, Inc. (a)                                      148,122
                                                    4,300  Asyst Technologies, Inc. (a)                                      29,068
                                                    2,100  Atheros Communications, Inc. (a)                                  38,073
                                                   24,800  Atmel Corp. (a)                                                  149,792
                                                    2,200  Audiovox Corp. Class A (a)                                        30,624
                                                   12,400  Avanex Corp. (a)                                                  21,452
                                                    2,456  Avid Technology, Inc. (a)                                         89,447
                                                    6,564  Avnet, Inc. (a)                                                  128,786
                                                      900  Aware, Inc. (a)                                                    5,094
                                                    7,500  Axcelis Technologies, Inc. (a)                                    52,950
                                                    1,500  Axsys Technologies, Inc. (a)                                      25,500
                                                      400  Badger Meter, Inc.                                                10,076
                                                      600  Bel Fuse, Inc.                                                    19,254
                                                    2,800  Belden CDT, Inc.                                                 107,044
                                                    2,135  Bell Microproducts, Inc. (a)                                      11,081
                                                    3,700  Benchmark Electronics, Inc. (a)                                   99,456
                                                    4,400  Bookham, Inc. (a)(f)                                              14,168
                                                    3,780  Broadwing Corp. (a)                                               47,704
                                                    5,482  Brooks Automation, Inc. (a)                                       71,540
                                                    5,300  Bruker BioSciences Corp. (a)                                      37,153
                                                    1,800  C&D Technologies, Inc. (a)                                        12,780
                                                    2,800  C-COR, Inc. (a)                                                   24,024
                                                   22,100  CMGI, Inc. (a)                                                    23,426
                                                    2,200  CTS Corp.                                                         30,316
                                                      800  Cabot Microelectronics Corp. (a)                                  23,056
                                                   13,200  Cadence Design Systems, Inc. (a)                                 223,872
                                                    1,300  CalAmp Corp. (a)                                                   7,917
                                                    4,000  California Micro Devices CP (a)                                   20,400
                                                    2,385  Caliper Life Sciences, Inc. (a)                                   11,639
                                                    2,900  Candela Corp. (a)                                                 31,639
                                                    5,900  Captaris, Inc. (a)                                                34,574
                                                    3,200  Cepheid, Inc. (a)                                                 23,104
                                                    1,103  Ceva, Inc. (a)                                                     6,243
                                                      700  Champion Industries, Inc.                                          5,075
                                                    2,300  Checkpoint Systems, Inc. (a)                                      37,973
                                                    5,100  Cirrus Logic, Inc. (a)                                            37,179
                                                    2,200  Coherent, Inc. (a)                                                76,252
                                                    1,300  Cohu, Inc.                                                        23,179
                                                    1,900  CommScope, Inc. (a)                                               62,434
                                                    1,800  Comtech Telecommunications Corp. (a)                              60,264
                                                   27,548  Conexant Systems, Inc. (a)                                        55,096
                                                    4,400  Cox Radio, Inc. Class A (a)                                       67,540
                                                    7,700  Credence Systems Corp. (a)                                        21,945
                                                    3,400  Cree, Inc. (a)(f)                                                 68,374
                                                    2,305  Cymer, Inc. (a)                                                  101,212
                                                    6,200  Cypress Semiconductor Corp. (a)                                  110,174
                                                    3,627  DDi Corp. (a)                                                     28,073
                                                    2,600  DSP Group, Inc. (a)                                               59,410
                                                      700  DTS, Inc. (a)                                                     14,826
                                                    3,200  Daktronics, Inc.                                                  66,208
                                                      100  Dataram Corp.                                                        473
                                                    1,500  DealerTrack Holdings, Inc. (a)                                    33,165

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,200  Diodes, Inc. (a)                                           $      94,974
                                                    1,600  Dionex Corp. (a)                                                  81,504
                                                    6,200  Dolby Laboratories, Inc. Class A (a)                             123,070
                                                      600  Ducommun, Inc. (a)                                                11,196
                                                    1,400  Dynamics Research Corp. (a)                                       13,930
                                                    2,800  EFJ, Inc. (a)                                                     20,776
                                                      700  EMS Technologies, Inc. (a)                                        13,146
                                                    4,000  ESS Technology, Inc. (a)                                           3,720
                                                      382  Eagle Broadband, Inc. (a)                                            244
                                                      200  Eagle Test Systems, Inc. (a)                                       3,304
                                                    2,500  Electro Scientific Industries, Inc. (a)                           51,500
                                                    1,700  Electroglas, Inc. (a)                                              4,658
                                                    3,300  Electronics for Imaging, Inc. (a)                                 75,504
                                                      200  eMagin Corp. (a)                                                      48
                                                    1,900  Emcore Corp. (a)                                                  11,248
                                                    1,400  Empire Resources, Inc.                                            12,320
                                                    3,800  Emulex Corp. (a)                                                  69,046
                                                    1,000  EndWare Corp. (a)                                                 12,080
                                                    1,800  EnerSys (a)                                                       28,872
                                                    3,200  Energizer Holdings, Inc. (a)                                     230,368
                                                    3,100  Energy Conversion Devices, Inc. (a)                              114,824
                                                    3,700  Exar Corp. (a)                                                    49,173
                                                    7,987  Exide Technologies (a)                                            29,792
                                                    3,400  FEI Co. (a)                                                       71,774
                                                    5,300  FSI International, Inc. (a)                                       30,475
                                                    5,600  Fairchild Semiconductor International, Inc. (a)                  104,720
                                                    1,600  Faro Technologies, Inc. (a)                                       30,560
                                                    4,500  Flir Systems, Inc. (a)                                           122,220
                                                    1,000  Flotek Industries, Inc. (a)                                       15,410
                                                    3,200  Formfactor, Inc. (a)                                             134,816
                                                    2,900  FuelCell Energy, Inc. (a)(f)                                      22,069
                                                    2,400  GTC Biotherapeutics, Inc. (a)                                      2,976
                                                    2,900  General Cable Corp. (a)                                          110,809
                                                    2,400  Genesis Energy LP                                                 37,512
                                                    3,200  Genesis Microchip, Inc. (a)                                       37,664
                                                    4,000  Getty Images, Inc. (a)                                           198,720
                                                    4,700  Glenayre Technologies, Inc. (a)                                   10,340
                                                    4,300  Harmonic, Inc. (a)                                                31,605
                                                    5,990  Harris Corp.                                                     266,495
                                                    1,520  Harvard Bioscience, Inc. (a)                                       6,840
                                                    3,600  Hearst-Argyle Television, Inc.                                    82,620
                                                    2,475  Herley Industries, Inc. (a)                                       30,641
                                                      447  Hifn, Inc. (a)                                                     2,105
                                                    1,400  Hittite Microwave Corp. (a)                                       62,300
                                                    1,700  Houston Wire & Cable Co. (a)                                      31,960
                                                      800  Hungarian Telephone & Cable (a)                                   12,520
                                                    2,695  Hutchinson Technology, Inc. (a)                                   56,676
                                                      800  INVESTools, Inc. (a)                                               8,504
                                                    4,300  ION Media Networks, Inc. (a)                                       3,483
                                                    1,000  IRIS International, Inc. (a)                                      11,500
                                                    1,900  IXYS Corp. (a)                                                    15,941
                                                      200  Ikanos Communications, Inc. (a)                                    2,354
                                                    3,300  Illumina, Inc. (a)                                               109,032
                                                    3,600  Infosonics Corp. (a)(f)                                           21,780
                                                    3,935  Innovex, Inc. (a)                                                  8,145

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,600  Integrated Silicon Solutions, Inc. (a)                     $      14,508
                                                    5,900  Interactive Data Corp. (a)                                       117,705
                                                    3,204  Intermagnetics General Corp. (a)                                  86,668
                                                    2,800  International Rectifier Corp. (a)                                 97,552
                                                    6,315  Intersil Corp. Class A                                           155,033
                                                    2,000  Itron, Inc. (a)                                                  111,600
                                                    2,600  Ixia (a)                                                          23,166
                                                    1,200  Keithley Instruments, Inc.                                        15,300
                                                    2,800  Kemet Corp. (a)                                                   22,596
                                                    2,500  Komag, Inc. (a)                                                   79,900
                                                    4,200  Kopin Corp. (a)                                                   14,070
                                                    5,800  Kulicke & Soffa Industries, Inc. (a)                              51,272
                                                      100  LCC International, Inc. Class A (a)                                  365
                                                    6,300  Lam Research Corp. (a)                                           285,579
                                                    7,270  Lattice Semiconductor Corp. (a)                                   49,581
                                                      900  LeCroy Corp. (a)                                                  12,402
                                                    6,100  Leadis Technology, Inc. (a)                                       24,217
                                                      100  Lightpath Technologies, Inc. Class A (a)                             334
                                                    2,070  Littelfuse, Inc. (a)                                              71,829
                                                   11,400  MEMC Electronic Materials, Inc. (a)                              417,582
                                                    3,153  MKS Instruments, Inc. (a)                                         64,037
                                                    7,287  MRV Communications, Inc. (a)                                      20,112
                                                    1,900  MTS Systems Corp.                                                 61,446
                                                   40,100  Marvell Technology Group Ltd. (a)(h)                             776,737
                                                    5,200  Mattson Technology, Inc. (a)                                      43,160
                                                    2,200  Maxwell Technologies, Inc. (a)                                    44,748
                                                    1,400  Mercury Computer Systems, Inc. (a)                                16,590
                                                    4,600  Methode Electronics, Inc.                                         43,746
                                                    2,400  Mettler Toledo International, Inc. (a)                           158,760
                                                    3,817  Microsemi Corp. (a)                                               71,950
                                                    2,000  Microtune, Inc. (a)                                                9,720
                                                    1,855  MoSys, Inc. (a)                                                   12,484
                                                    1,700  Mobility Electronics, Inc. (a)                                     9,452
                                                    1,100  Multi-Fineline Electronix, Inc. (a)(f)                            27,907
                                                      100  M-Wave, Inc. (a)                                                      66
                                                    2,900  NU Horizons Electronics Corp. (a)                                 36,946
                                                    4,225  Nanogen, Inc. (a)                                                  7,521
                                                    2,000  Nanometrics, Inc. (a)                                             18,500
                                                    3,000  Nanophase Technologies Corp. (a)                                  18,090
                                                    3,700  Napco Security Systems, Inc. (a)                                  22,052
                                                      320  Neomagic Corp. (a)                                                   896
                                                    1,000  Neoware Systems, Inc. (a)                                         13,590
                                                    2,800  Netgear, Inc. (a)                                                 57,652
                                                      600  Netlogic Microsystems, Inc. (a)                                   15,222
                                                    1,300  Newport Corp. (a)                                                 21,190
                                                   10,035  Nuance Communications, Inc. (a)                                   81,986
                                                   24,450  ON Semiconductor Corp. (a)                                       143,766
                                                      800  OSI Systems, Inc. (a)                                             15,680
                                                    2,900  Omni Energy Services Corp.                                        21,982
                                                    3,900  Omnivision Technologies, Inc. (a)                                 55,653
                                                    2,300  Oplink Communications, Inc. (a)                                   45,954
                                                      400  Optical Communication Products, Inc. (a)                             788
                                                      200  PDF Solutions, Inc. (a)                                            2,192
                                                    1,500  PLX Technology, Inc. (a)                                          15,555

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,500  Palomar Medical Technologies, Inc. (a)                     $      63,300
                                                    1,150  Park Electrochemical Corp.                                        36,432
                                                      800  Parkervision, Inc. (a)(f)                                          5,816
                                                    7,600  Pemstar, Inc. (a)                                                 27,740
                                                    1,500  Pericom Semiconductor Corp. (a)                                   14,625
                                                    1,600  Photon Dynamics, Inc. (a)                                         21,232
                                                    3,300  Pixelworks, Inc. (a)                                               9,735
                                                      900  Planar Systems, Inc. (a)                                          10,215
                                                    1,600  Plantronics, Inc.                                                 28,048
                                                    1,500  Plexus Corp. (a)                                                  28,800
                                                    2,800  Portalplayer, Inc. (a)                                            31,584
                                                      600  Powell Industries, Inc. (a)                                       13,278
                                                    5,100  Power-One, Inc. (a)                                               36,924
                                                    3,600  Powerwave Technologies, Inc. (a)                                  27,360
                                                      400  Preformed Line Products Co.                                       14,168
                                                    8,400  Quantum Corp. (a)                                                 18,312
                                                      200  QuickLogic Corp. (a)                                                 708
                                                    6,135  RF Micro Devices, Inc. (a)                                        46,503
                                                      900  Radisys Corp. (a)                                                 19,125
                                                    8,100  Rambus, Inc. (a)                                                 141,264
                                                    1,900  Raven Industries, Inc.                                            57,019
                                                      700  Rex Stores Corp. (a)                                               9,870
                                                      800  Richardson Electronics Ltd.                                        7,224
                                                      900  Rofin-Sinar Technologies, Inc. (a)                                54,693
                                                    2,928  Rudolph Technologies, Inc. (a)                                    53,670
                                                    5,900  Saflink Corp. (a)(f)                                               2,183
                                                      800  SCM Microsystems, Inc. (a)                                         2,680
                                                    1,200  Sagemark Cos. Ltd. (a)                                               696
                                                   40,532  Seagate Technology                                               935,884
                                                    1,100  Semitool, Inc. (a)                                                11,374
                                                    4,200  Semtech Corp. (a)                                                 53,592
                                                    5,800  Sigmatel, Inc. (a)                                                27,144
                                                    1,200  Sigmatron International, Inc. (a)                                  9,852
                                                    4,700  Silicon Image, Inc. (a)                                           59,784
                                                    2,700  Silicon Laboratories, Inc. (a)                                    83,754
                                                    6,000  Silicon Storage Technology, Inc. (a)                              24,720
                                                    2,800  SimpleTech, Inc. (a)                                              25,508
                                                    4,000  Sirenza Microdevices, Inc. (a)                                    31,600
                                                    3,000  Sirf Technology Holdings, Inc. (a)                                71,970
                                                    9,100  Skyworks Solutions, Inc. (a)                                      47,229
                                                    1,800  Smart Modular Technologies WWH, Inc. (a)                          17,946
                                                    9,000  Spansion LLC Class A (a)                                         150,030
                                                    1,300  Spectralink Corp.                                                 10,673
                                                    3,100  Spectrum Brands, Inc. (a)                                         26,164
                                                    3,100  Staktek Holdings, Inc. (a)                                        18,538
                                                    1,400  Standard Microsystems Corp. (a)                                   39,788
                                                    9,600  Stratex Networks, Inc. (a)                                        42,624
                                                    5,200  Sunpower Corp. Class A (a)(f)                                    144,248
                                                      200  Suntron Corp. (a)                                                    236
                                                      432  Superconductor Technologies, Inc. (a)                                626
                                                    1,200  Superior Essex, Inc. (a)                                          41,100
                                                    1,500  Supertex, Inc. (a)                                                58,305
                                                    4,176  Symmetricom, Inc. (a)                                             33,700
                                                    2,300  Synaptics, Inc. (a)                                               56,051

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      200  Syntax-Brillian Corp. (a)                                  $         942
                                                    2,300  TTM Technologies, Inc. (a)                                        26,910
                                                    4,730  Taser International, Inc. (a)(f)                                  36,185
                                                    1,900  Technitrol, Inc.                                                  56,715
                                                      841  Tegal Corp. (a)                                                    3,465
                                                    5,600  Tekelec (a)                                                       72,576
                                                    3,300  Telkonet, Inc. (a)(f)                                              9,405
                                                       75  Terabeam, Inc. (a)                                                   176
                                                    3,700  Tessera Technologies, Inc. (a)                                   128,686
                                                    5,500  Therma-Wave, Inc. (a)                                              6,545
                                                    2,965  Thomas & Betts Corp. (a)                                         141,460
                                                      800  Tollgrade Communications, Inc. (a)                                 7,160
                                                   11,200  Transmeta Corp. (a)                                               12,880
                                                    5,200  Transwitch Corp. (a)                                               7,332
                                                    9,645  Triquint Semiconductor, Inc. (a)                                  50,154
                                                      200  Tvia, Inc. (a)                                                       270
                                                    1,500  Tweeter Home Entertainment Group, Inc. (a)                         6,840
                                                    3,200  Ultralife Batteries, Inc. (a)(f)                                  33,312
                                                    1,700  Ultratech, Inc. (a)                                               22,644
                                                    1,200  United Industrial Corp.                                           64,200
                                                      600  Unitil Corp.                                                      14,580
                                                    6,300  Valence Technology, Inc. (a)(f)                                   11,970
                                                    1,750  Varian, Inc. (a)                                                  80,273
                                                    2,600  Varian Semiconductor Equipment Associates, Inc. (a)               95,420
                                                    1,400  Viasat, Inc. (a)                                                  35,112
                                                    2,400  Vicor Corp.                                                       27,696
                                                    1,300  Virage Logic Corp. (a)                                            11,843
                                                    8,361  Vishay Intertechnology, Inc. (a)                                 117,388
                                                      200  Volterra Semiconductor Corp. (a)                                   3,250
                                                       66  Vyyo, Inc. (a)                                                       315
                                                    3,600  WJ Communications, Inc. (a)                                        7,776
                                                        4  Wave Wireless Corp. (a)                                                0
                                                    9,900  Western Digital Corp. (a)                                        179,190
                                                    4,117  Zebra Technologies Corp. Class A (a)                             147,142
                                                    7,424  Zhone Technologies, Inc. (a)(f)                                    7,944
                                                    3,361  Zoran Corp. (a)                                                   54,045
                                                                                                                      -------------
                                                                                                                         15,113,129
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 3.3%                       1,000  APCO Argentina, Inc.                                              85,000
                                                      800  Adams Resources & Energy, Inc.                                    27,880
                                                    3,000  Alliance Resource Partners LP                                    104,460
                                                    3,200  Alpha Natural Resources, Inc. (a)                                 50,432
                                                    4,000  Amerigas Partners LP                                             123,440
                                                    6,000  Arch Coal, Inc.                                                  173,460
                                                    1,600  Atlas Pipeline Partners LP                                        69,392
                                                    1,800  Atwood Oceanics, Inc. (a)                                         80,946
                                                      600  Barnwell Industries, Inc.                                         11,634
                                                    2,000  Berry Petroleum Co. Class A                                       56,320
                                                    6,100  Boardwalk Pipeline Partners LP                                   163,114
                                                    5,500  Brigham Exploration Co. (a)                                       37,235
                                                    1,800  Bristow Group, Inc. (a)                                           61,920
                                                    2,700  Bronco Drilling Co., Inc. (a)                                     47,466
                                                    3,900  Buckeye GP Holdings LP (a)                                        60,645
                                                    2,100  Buckeye Partners LP (f)                                           91,560

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,350  CARBO Ceramics, Inc.                                       $      48,640
                                                    1,700  CREDO Petroleum Corp. (a)                                         23,035
                                                    3,720  Cabot Oil & Gas Corp. Class A                                    178,300
                                                    1,200  Calumet Specialty Products Partners LP                            38,340
                                                    4,800  Cameron International Corp. (a)                                  231,888
                                                    5,600  Canyon Resources Corp. (a)                                         4,032
                                                    5,816  Cimarex Energy Co.                                               204,665
                                                    3,100  Compass Minerals International, Inc.                              87,761
                                                    1,100  Crosstex Energy, Inc.                                             98,527
                                                    1,300  Dawson Geophysical Co. (a)                                        38,610
                                                    5,300  Denbury Resources, Inc. (a)                                      153,170
                                                    1,500  Dril-Quip, Inc. (a)                                              101,520
                                                    6,720  ENSCO International, Inc.                                        294,538
                                                    6,000  Enterprise GP Holdings LP                                        204,780
                                                   28,505  Enterprise Products Partners LP (f)                              762,509
                                                    4,400  The Exploration Co. of Delaware, Inc. (a)                         42,108
                                                    3,100  FMC Technologies, Inc. (a)                                       166,470
                                                    4,300  Ferrellgas Partners-LP                                            97,997
                                                    2,200  Forest Oil Corp. (a)                                              69,498
                                                    3,100  Foundation Coal Holdings, Inc.                                   100,347
                                                    2,600  Goodrich Petroleum Corp. (a)                                      78,312
                                                    5,800  Grant Prideco, Inc. (a)                                          220,574
                                                   10,600  Grey Wolf, Inc. (a)                                               70,808
                                                    2,849  Hanover Compressor Co. (a)                                        51,909
                                                    3,100  Headwaters, Inc. (a)                                              72,385
                                                    5,400  Helmerich & Payne, Inc.                                          124,362
                                                    1,200  Holly Energy Partners LP                                          45,312
                                                    2,000  Hydril Co. (a)                                                   112,120
                                                    4,700  ICO, Inc. (a)                                                     31,114
                                                    4,000  Inergy LP                                                        108,960
                                                    2,300  James River Coal Co. (a)                                          24,265
                                                    5,500  Joy Global, Inc.                                                 206,855
                                                        9  Kestrel Energy, Inc. (a)                                             810
                                                   16,400  Kinder Morgan Energy Partners LP                                 719,632
                                                    3,700  Kirby Corp. (a)                                                  115,921
                                                      900  Lufkin Industries, Inc.                                           47,628
                                                      600  MAXXAM, Inc. (a)                                                  16,380
                                                    5,700  Massey Energy Co.                                                119,358
                                                    7,650  McDermott International, Inc. (a)                                319,770
                                                    3,300  NL Industries, Inc.                                               32,802
                                                    2,200  Natural Gas Services Group (a)                                    28,380
                                                    1,300  Natural Resource Partners LP                                      66,313
                                                    5,200  Newpark Resources, Inc. (a)                                       27,716
                                                    7,980  Noble Energy, Inc.                                               363,808
                                                    2,000  Oil States International, Inc. (a)                                55,000
                                                    3,500  Parallel Petroleum Corp. (a)                                      70,210
                                                    8,400  Parker Drilling Co. (a)                                           59,472
                                                   12,080  Peabody Energy Corp.                                             444,302
                                                      800  Penn Virginia Corp.                                               50,728
                                                    1,800  Penn Virginia Resource Partners LP                                43,254
                                                    1,680  Petroleum Development Corp. (a)                                   67,015
                                                    3,000  Pioneer Drilling Co. (a)                                          38,520
                                                    4,800  Plains All American Pipeline LP (f)                              221,520
                                                    5,700  Prolong International Corp. (a)                                       29

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,212  Quantum Fuel Systems Technologies Worldwide, Inc. (a)(f)   $       6,360
                                                      100  RGC Resources, Inc.                                                2,590
                                                    9,000  Range Resources Corp.                                            227,160
                                                    1,777  SEACOR Holdings, Inc. (a)                                        146,603
                                                      407  Solexa, Inc. (a)                                                   3,590
                                                    8,000  Southwestern Energy Co. (a)                                      238,960
                                                    1,900  Swift Energy Co. (a)                                              79,458
                                                    2,100  TC PipeLines LP                                                   64,134
                                                    2,655  Tidewater, Inc.                                                  117,324
                                                    4,200  USEC, Inc.                                                        40,488
                                                    3,200  Unit Corp. (a)                                                   147,104
                                                    4,500  Valero GP Holdings LLC (a)                                        87,300
                                                    2,300  W-H Energy Services, Inc. (a)                                     95,381
                                                      500  Westmoreland Coal Co. (a)                                          9,835
                                                    1,900  Williams Partners LP                                              68,571
                                                    2,300  World Fuel Services Corp.                                         93,035
                                                    1,300  Xanser Corp. (a)                                                   7,605
                                                                                                                      -------------
                                                                                                                          9,682,681
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.2%                           3,700  AGL Resources, Inc.                                              135,050
                                                    1,100  ATG, Inc. (a)                                                          0
                                                    3,500  Active Power, Inc. (a)                                             8,750
                                                    1,800  Allete, Inc.                                                      78,210
                                                    5,500  Alliant Energy Corp.                                             196,515
                                                      950  American States Water Co.                                         36,337
                                                    5,617  Aqua America, Inc.                                               123,237
                                                    7,810  Aquila, Inc. (a)                                                  33,817
                                                      225  Artesian Resources Corp. Class A                                   4,232
                                                    5,600  Atmos Energy Corp.                                               159,880
                                                      200  Atrion Corp.                                                      15,460
                                                    3,900  Aventine Renewable Energy Holdings, Inc. (a)(f)                   83,421
                                                    3,500  Avista Corp.                                                      82,880
                                                      200  BIW Ltd.                                                           3,210
                                                    3,500  Basin Water, Inc. (a)                                             28,665
                                                    7,730  Beacon Power Corp. (a)                                             9,740
                                                    1,100  Black Hills Corp.                                                 36,971
                                                      900  CH Energy Group, Inc.                                             46,323
                                                      900  California Water Service Group                                    33,237
                                                      800  Cascade Natural Gas Corp.                                         20,872
                                                    2,766  Catalytica Energy Systems, Inc. (a)                                3,070
                                                    2,000  Central Vermont Public Service Corp.                              44,220
                                                    1,300  Chesapeake Utilities Corp.                                        39,065
                                                    2,900  Cleco Corp.                                                       73,196
                                                      600  Connecticut Water Service, Inc.                                   13,248
                                                      200  Copano Energy LLC                                                 10,758
                                                      300  DCP Midstream Partners LP                                          8,400
                                                    6,535  DPL, Inc.                                                        177,229
                                                      100  Delta Natural Gas Co., Inc.                                        2,505
                                                    3,000  Duquesne Light Holdings, Inc.                                     58,980
                                                    3,000  El Paso Electric Co. (a)                                          67,020
                                                    2,900  The Empire District Electric Co.                                  64,902
                                                    5,100  Energen Corp.                                                    213,537
                                                    7,600  Energy East Corp.                                                180,272
                                                    7,700  Energy Transfer Partners LP                                      356,741
                                                      200  Energy West, Inc.                                                  2,200

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      450  EnergySouth, Inc.                                          $      15,187
                                                    6,580  Equitable Resources, Inc.                                        230,168
                                                    4,700  Evergreen Energy, Inc. (a)(f)                                     50,290
                                                      199  Florida Public Utilities Co.                                       2,746
                                                    4,800  Great Plains Energy, Inc.                                        148,896
                                                    1,000  Green Mountain Power Corp.                                        33,370
                                                    4,420  Hawaiian Electric Industries, Inc.                               119,605
                                                    2,300  IDACORP, Inc.                                                     86,963
                                                    1,200  The Laclede Group, Inc.                                           38,496
                                                    8,025  MDU Resources Group, Inc.                                        179,279
                                                      800  MGE Energy, Inc.                                                  25,904
                                                    3,100  Magellan Midstream Holdings LP                                    69,750
                                                      766  Middlesex Water Co.                                               14,730
                                                   19,300  Mirant Corp. (a)                                                 527,083
                                                    9,300  Mueller Water Products, Inc. (a)                                 135,873
                                                    9,230  NRG Energy, Inc. (a)                                             418,119
                                                    5,800  NSTAR                                                            193,488
                                                    3,750  National Fuel Gas Co.                                            136,313
                                                    1,940  New Jersey Resources Corp.                                        95,642
                                                    2,000  NorthWestern Corp.                                                69,960
                                                    6,000  Northeast Utilities                                              139,620
                                                    1,600  Northwest Natural Gas Co.                                         62,848
                                                    5,200  OGE Energy Corp.                                                 187,772
                                                    5,700  ONEOK Partners LP                                                320,625
                                                    5,190  Oneok, Inc.                                                      196,130
                                                    1,700  Ormat Technologies, Inc.                                          55,624
                                                    1,300  Otter Tail Corp.                                                  38,012
                                                    1,500  PNM Resources, Inc.                                               41,355
                                                      177  Pennichuck Corp.                                                   3,280
                                                    9,173  Pepco Holdings, Inc.                                             221,711
                                                    4,500  Piedmont Natural Gas Co.                                         113,895
                                                    1,400  Pike Electric Corp. (a)                                           20,860
                                                    4,200  Portland General Electric Co.                                    102,522
                                                    5,100  Puget Energy, Inc.                                               115,923
                                                    4,100  Questar Corp.                                                    335,257
                                                    3,800  Regency Energy Partners LP                                        91,884
                                                   19,300  Reliant Energy, Inc. (a)                                         237,583
                                                    5,200  SCANA Corp.                                                      209,404
                                                    5,800  SEMCO Energy, Inc. (a)                                            32,712
                                                      600  SJW Corp.                                                         17,946
                                                    9,000  Sierra Pacific Resources (a)                                     129,060
                                                    1,600  South Jersey Industries, Inc.                                     47,856
                                                    7,454  Southern Union Co.                                               196,860
                                                    2,000  Southwest Gas Corp.                                               66,640
                                                    1,571  Southwest Water Co.                                               19,213
                                                      600  Streicher Mobile Fueling, Inc. (a)                                 1,242
                                                    2,400  Transmeridian Exploration, Inc. (a)(f)                             9,480
                                                    7,360  UGI Corp.                                                        179,952
                                                    1,833  UIL Holdings Corp.                                                68,738
                                                    1,800  Unisource Energy Corp.                                            59,994
                                                    3,400  Vectren Corp.                                                     91,290
                                                    4,250  VeraSun Energy Corp. (a)(f)                                       68,213
                                                    2,640  Veritas DGC, Inc. (a)                                            173,765
                                                    2,600  WGL Holdings, Inc.                                                81,484

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,700  WPS Resources Corp.                                        $     134,001
                                                    2,825  Westar Energy, Inc.                                               66,416
                                                    5,980  Wisconsin Energy Corp.                                           257,977
                                                                                                                      -------------
                                                                                                                          9,241,156
-----------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.8%                             400  Alico, Inc.                                                       23,404
                                                    3,200  American Italian Pasta Co. Class A (a)                            24,896
                                                    1,400  The Andersons, Inc.                                               47,810
                                                      500  Bridgford Foods Corp. (a)                                          3,120
                                                    7,900  Bunge Ltd.                                                       457,805
                                                    9,300  Burger King Holdings, Inc. (a)                                   148,428
                                                    1,700  CF Industries Holdings, Inc.                                      29,019
                                                      200  Cagle's, Inc. Class A (a)                                          1,620
                                                    1,802  Chiquita Brands International, Inc.                               24,111
                                                      400  Coca-Cola Bottling Co. Consolidated                               24,792
                                                      300  Consolidated-Tomoka Land Co.                                      19,251
                                                    5,200  Corn Products International, Inc.                                169,208
                                                    1,200  Cuisine Solutions, Inc. (a)                                        6,888
                                                      500  Dairy Mart Convenience Stores (a)                                      0
                                                    3,500  Darling International, Inc. (a)                                   14,665
                                                   14,000  Del Monte Foods Co.                                              146,300
                                                    2,280  Delta & Pine Land Co.                                             92,340
                                                      900  Eden Bioscience Corp. (a)                                            549
                                                      400  Embrex, Inc. (a)                                                   4,720
                                                      300  Farmer Bros. Co.                                                   6,162
                                                      100  Fisher Communications, Inc. (a)                                    4,155
                                                    3,812  Flowers Foods, Inc.                                              102,467
                                                    4,500  Fresh Del Monte Produce, Inc.                                     78,255
                                                      700  Gehl Co. (a)                                                      18,746
                                                    2,200  Gold Kist, Inc. (a)                                               45,848
                                                      600  Golden Enterprises, Inc.                                           1,872
                                                      400  Green Mountain Coffee Roasters, Inc. (a)                          14,720
                                                    1,000  Griffin Land & Nurseries, Inc. (a)                                30,270
                                                    2,339  Hain Celestial Group, Inc. (a)                                    59,785
                                                    4,100  Hines Horticulture, Inc. (a)                                       6,027
                                                    7,990  Hormel Foods Corp.                                               287,480
                                                      612  Imperial Sugar Co. New Shares                                     19,045
                                                    1,800  Ingles Markets, Inc. Class A                                      47,484
                                                    3,765  Ionatron, Inc. (a)(f)                                             18,110
                                                    1,000  J&J Snack Foods Corp.                                             31,100
                                                    2,919  The J.M. Smucker Co.                                             139,966
                                                      700  John B. Sanfilippo & Son, Inc. (a)                                 7,140
                                                    3,100  Jones Soda Co. (a)                                                27,745
                                                  117,880  Kraft Foods, Inc. (f)                                          4,203,601
                                                    1,800  Lance, Inc.                                                       39,636
                                                    3,400  Lifeway Foods, Inc. (a)                                           23,256
                                                    1,700  MGP Ingredients, Inc.                                             36,159
                                                      400  Maui Land & Pineapple Co., Inc. (a)                               11,868
                                                      700  Monterey Gourmet Foods, Inc. (a)                                   2,646
                                                    1,320  Nash Finch Co.                                                    31,060
                                                      875  Neogen Corp. (a)                                                  18,953
                                                    5,900  NitroMed, Inc. (a)                                                18,703
                                                    1,600  The Pantry, Inc. (a)                                              90,192
                                                    1,900  Peet's Coffee & Tea, Inc. (a)                                     47,519
                                                    8,227  PepsiAmericas, Inc.                                              175,564

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,100  Performance Food Group Co. (a)                             $      87,079
                                                    4,200  Pilgrim's Pride Corp.                                            114,870
                                                    1,600  Pioneer Cos., Inc. (a)                                            39,216
                                                    1,900  Premium Standard Farms, Inc.                                      36,195
                                                    1,200  Provena Foods, Inc. (a)                                            3,360
                                                    1,732  Ralcorp Holdings, Inc. (a)                                        83,534
                                                    1,424  Rocky Mountain Chocolate Factory, Inc.                            19,324
                                                    1,950  Sanderson Farms, Inc.                                             63,102
                                                    4,200  Schiff Nutrition International, Inc. (a)                          29,232
                                                    3,800  The Scotts Miracle-Gro Co.                                       169,062
                                                      100  Seaboard Corp.                                                   120,500
                                                      200  Seneca Foods Corp. (a)                                             5,420
                                                    1,800  Smart & Final, Inc. (a)                                           30,726
                                                    6,000  Smithfield Foods, Inc. (a)                                       162,120
                                                      114  SoftBrands, Inc. (a)                                                 190
                                                    1,700  Spartan Stores, Inc.                                              28,730
                                                      400  Tasty Baking Co.                                                   3,652
                                                      400  Tejon Ranch Co. (a)                                               16,972
                                                    4,600  Terra Industries, Inc. (a)                                        35,466
                                                    2,780  Tootsie Roll Industries, Inc.                                     81,482
                                                    1,812  TreeHouse Foods, Inc. (a)                                         42,854
                                                    3,100  United Natural Foods, Inc. (a)                                    96,069
                                                    2,800  Wild Oats Markets, Inc. (a)                                       45,276
                                                      800  Willamette Valley Vineyards (a)                                    4,568
                                                      500  Zanett, Inc. (a)                                                     725
                                                      800  Zapata Corp. (a)                                                   5,392
                                                                                                                      -------------
                                                                                                                          8,209,576
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                         1,200  Aurora Oil & Gas Corp. (a)                                         3,672
                                                   11,600  Glamis Gold Ltd. (a)                                             457,388
                                                    5,580  Meridian Gold, Inc. (a)                                          138,719
                                                    4,400  NGAS Resources, Inc. (a)(f)                                       33,968
                                                    2,635  Royal Gold, Inc. (f)                                              71,488
                                                    3,500  US Gold Corp. (a)(f)                                              16,870
                                                                                                                      -------------
                                                                                                                            722,105
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                                    5,200  21st Century Insurance Group                                      77,740
                                                    2,600  Affirmative Insurance Holdings, Inc.                              38,090
                                                    4,900  Alfa Corp.                                                        84,623
                                                      532  Alleghany Corp. (a)                                              153,753
                                                    3,500  Allied World Assurance Holdings Ltd. (a)                         141,400
                                                    2,200  AmerUs Group Co.                                                 149,622
                                                    4,200  American Equity Investment Life Holding Co.                       51,534
                                                    4,200  American Financial Group, Inc.                                   197,106
                                                    1,700  American National Insurance Co.                                  197,030
                                                    3,200  Amerisafe, Inc. (a)                                               31,360
                                                    4,705  Arch Capital Group Ltd. (a)                                      298,720
                                                    1,800  Argonaut Group, Inc. (a)                                          55,854
                                                    4,300  Arthur J. Gallagher & Co.                                        114,681
                                                    5,500  Aspen Insurance Holdings Ltd.                                    142,065
                                                    9,305  Assurant, Inc.                                                   496,980
                                                    4,100  Assured Guaranty Ltd.                                            106,313
                                                      700  Atlantic American Corp. (a)                                        1,715
                                                    9,800  Axis Capital Holdings Ltd.                                       339,962
                                                      950  Baldwin & Lyons, Inc. Class B                                     23,009
                                                    1,780  Bristol West Holdings, Inc.                                       25,899

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    6,900  Brown & Brown, Inc.                                        $     210,864
                                                   17,929  CNA Financial Corp. (a)                                          645,803
                                                    1,400  CNA Surety Corp. (a)                                              28,280
                                                    1,000  Clark, Inc.                                                       11,270
                                                    4,100  Commerce Group, Inc.                                             123,205
                                                    9,400  Conseco, Inc. (a)                                                197,306
                                                    3,200  Crawford & Co. Class B                                            21,728
                                                    2,950  Delphi Financial Group Class A                                   117,646
                                                    2,600  Direct General Corp.                                              34,996
                                                      100  Donegal Group, Inc. Class A                                        2,022
                                                    1,700  EMC Insurance Group, Inc.                                         49,028
                                                    3,800  Endurance Specialty Holdings Ltd.                                133,988
                                                    3,700  Erie Indemnity Co. Class A                                       193,769
                                                    3,400  Everest Re Group Ltd.                                            331,602
                                                    1,000  FBL Financial Group, Inc. Class A                                 33,470
                                                      400  FMS Financial Corp.                                                8,760
                                                    1,400  FPIC Insurance Group, Inc. (a)                                    55,454
                                                    7,642  Fidelity National Financial, Inc.                                318,289
                                                   13,634  Fidelity National Title Group, Inc. Class A (f)                  285,769
                                                    4,335  First American Corp.                                             183,544
                                                      400  First United Corp.                                                 8,528
                                                    4,500  Fremont General Corp.                                             62,955
                                                    3,210  Great American Financial Resources, Inc.                          67,185
                                                    4,950  HCC Insurance Holdings, Inc.                                     162,756
                                                    3,100  The Hanover Insurance Group, Inc.                                138,353
                                                    2,000  Harleysville Group, Inc.                                          69,980
                                                    1,900  Hilb Rogal & Hobbs Co.                                            81,035
                                                    2,400  Horace Mann Educators Corp.                                       46,152
                                                    5,500  IPC Holdings, Ltd.                                               167,310
                                                      720  Independence Holding Co.                                          15,667
                                                    2,000  Infinity Property & Casualty Corp.                                82,260
                                                    6,000  Isolagen, Inc. (a)                                                20,700
                                                    1,500  KMG America Corp (a)                                              11,025
                                                      400  Kansas City Life Insurance Co.                                    18,072
                                                    1,500  LandAmerica Financial Group, Inc.                                 98,685
                                                      700  Markel Corp. (a)                                                 287,462
                                                    2,900  Max Re Capital Ltd.                                               66,584
                                                    3,900  Meadowbrook Insurance Group, Inc. (a)                             43,914
                                                    1,600  Mercer Insurance Group, Inc.                                      41,344
                                                      100  Merchants Group, Inc.                                              2,999
                                                    3,700  Mercury General Corp.                                            183,557
                                                    6,300  Montpelier Re Holdings Ltd.                                      122,157
                                                      500  NYMAGIC, Inc.                                                     15,850
                                                    3,300  National Atlantic Holdings Corp. (a)                              37,785
                                                      400  National Interstate Corp.                                          9,840
                                                    1,000  National Medical Health Card Systems, Inc. (a)                    15,550
                                                   10,500  Nationwide Financial Services, Inc. Class A                      505,050
                                                      700  Navigators Group, Inc. (a)                                        33,607
                                                    3,900  Odyssey Re Holdings Corp.                                        131,742
                                                    3,400  Ohio Casualty Corp.                                               87,958
                                                   11,612  Old Republic International Corp.                                 257,206
                                                    4,695  PMA Capital Corp. Class A (a)                                     41,410
                                                    4,000  The PMI Group, Inc.                                              175,240
                                                    3,600  PartnerRe Ltd.                                                   243,252

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      250  Penn Treaty American Corp. (a)                             $       1,835
                                                    4,800  Philadelphia Consolidated Holding Co. (a)                        190,944
                                                    5,500  The Phoenix Cos., Inc.                                            77,000
                                                      700  Pico Holdings, Inc. (a)                                           22,785
                                                    3,200  Platinum Underwriters Holdings Ltd.                               98,656
                                                    1,700  Presidential Life Corp.                                           38,029
                                                    2,300  ProAssurance Corp. (a)                                           113,344
                                                    3,700  Protective Life Corp.                                            169,275
                                                    1,100  RLI Corp.                                                         55,869
                                                      200  RTW, Inc. (a)                                                      2,034
                                                    4,144  Radian Group, Inc.                                               248,640
                                                    3,800  Reinsurance Group of America, Inc.                               197,334
                                                    5,700  RenaissanceRe Holdings Ltd.                                      316,920
                                                    2,000  Republic Cos. Group, Inc.                                         39,800
                                                      400  SCPIE Holdings, Inc. (a)                                           9,416
                                                    1,600  Safety Insurance Group, Inc.                                      77,856
                                                    5,700  Scottish Re Group Ltd.                                            61,959
                                                    2,900  SeaBright Insurance Holdings, Inc. (a)                            40,513
                                                    5,900  Security Capital Assurance Ltd. (a)                              141,305
                                                    2,200  Selective Insurance Group                                        115,742
                                                    3,000  Stancorp Financial Group, Inc.                                   133,890
                                                    1,825  State Auto Financial Corp.                                        55,754
                                                      900  Stewart Information Services Corp.                                31,293
                                                    2,100  Tower Group, Inc.                                                 70,035
                                                    4,631  Transatlantic Holdings, Inc.                                     279,759
                                                    1,500  Triad Guaranty, Inc. (a)                                          76,755
                                                    2,100  USI Holdings Corp. (a)                                            28,455
                                                      300  Unico American Corp. (a)                                           3,105
                                                    1,200  United America Indemnity, Ltd. (a)                                26,964
                                                    2,700  United Fire & Casualty Co.                                        84,510
                                                    3,800  Unitrin, Inc.                                                    167,846
                                                    5,200  Universal American Financial Corp. (a)                            83,564
                                                   10,090  W.R. Berkley Corp.                                               357,085
                                                    2,800  WellCare Health Plans, Inc. (a)                                  158,564
                                                    1,650  Zenith National Insurance Corp.                                   65,819
                                                                                                                      -------------
                                                                                                                         12,710,073
-----------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.3%                            2,600  ATP Oil & Gas Corp. (a)                                           96,044
                                                   16,489  GlobalSantaFe Corp.                                              824,285
                                                    4,700  Sulphco, Inc. (a)(f)                                              29,187
                                                                                                                      -------------
                                                                                                                            949,516
-----------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                                       1,800  Boston Beer Co., Inc. Class A (a)                                 59,130
                                                    3,112  Central European Distribution Corp. (a)                           72,852
                                                    2,300  National Beverage Corp.                                           27,393
                                                      100  Pyramid Breweries, Inc. (a)                                          250
                                                                                                                      -------------
                                                                                                                            159,625
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.6%                                        2,000  ACCO Brands Corp. (a)                                             44,520
                                                    1,000  Acme Communications, Inc. (a)                                      5,260
                                                    2,250  America's Car Mart, Inc. (a)                                      37,012
                                                    1,400  Banta Corp.                                                       66,640
                                                    4,500  Beasley Broadcasting Group, Inc. Class A                          31,635
                                                    3,980  Belo Corp. Class A                                                62,924
                                                    8,600  Blockbuster, Inc. Class A (f)                                     33,024
                                                    8,700  CNET Networks, Inc. (a)                                           83,346
                                                       50  CTN Media Group, Inc. (a)                                              0

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   19,200  Cablevision Systems Corp. Class A                          $     436,032
                                                      600  Cadmus Communications Corp.                                        8,964
                                                    2,200  Carmike Cinemas, Inc.                                             37,796
                                                   39,100  Charter Communications, Inc. Class A (a)(f)                       59,432
                                                    7,100  Citadel Broadcasting Corp.                                        66,740
                                                    1,300  Consolidated Graphics, Inc. (a)                                   78,221
                                                    7,100  Crown Media Holdings, Inc. Class A (a)                            31,879
                                                    5,365  Cumulus Media, Inc. Class A (a)                                   51,289
                                                   88,045  The DIRECTV Group, Inc. (a)(f)                                 1,732,726
                                                    2,500  Document Security Systems, Inc. (a)(f)                            24,675
                                                    8,700  DreamWorks Animation SKG, Inc. Class A (a)                       216,717
                                                   32,365  EchoStar Communications Corp. Class A (a)                      1,059,630
                                                    2,700  Emmis Communications Corp. Class A (a)                            33,075
                                                    1,600  Entercom Communications Corp.                                     40,320
                                                    6,500  Entravision Communications Corp. Class A (a)                      48,360
                                                    7,280  Gartner, Inc. Class A (a)                                        128,055
                                                    2,220  Gaylord Entertainment Co. (a)                                     97,347
                                                    2,200  Gray Television, Inc.                                             14,102
                                                       80  iBEAM Broadcasting Corp. (a)                                           0
                                                       20  Intraware, Inc. (a)                                                   92
                                                    4,200  John Wiley & Sons, Inc. Class A                                  151,242
                                                    4,500  Journal Communications, Inc. Class A                              50,715
                                                    2,500  Journal Register Co.                                              14,175
                                                    2,800  The Knot, Inc. (a)                                                61,964
                                                    1,500  Lee Enterprises, Inc.                                             37,860
                                                   27,741  Liberty Global, Inc. (a)                                         714,053
                                                    3,922  Liberty Global, Inc. Series C (a)                                 98,285
                                                    3,200  Lin TV Corp. Class A (a)                                          24,896
                                                    2,600  Live Nation (a)                                                   53,092
                                                      300  Loral Space & Communications Ltd. (a)                              7,896
                                                    3,600  Martha Stewart Living Omnimedia, Inc. Class A (f)                 63,936
                                                    5,000  McClatchy Co. Class A                                            210,950
                                                      800  Media General, Inc. Class A                                       30,176
                                                   10,900  Mediacom Communications Corp. Class A (a)                         77,608
                                                    5,600  Navarre Corp. (a)(f)                                              22,512
                                                    1,400  Network Equipment Technologies, Inc. (a)                           5,768
                                                    2,500  Nexstar Broadcasting Group, Inc. Class A (a)                       9,875
                                                   10,600  Palatin Technologies, Inc. (a)                                    25,228
                                                    1,700  Penton Media, Inc. (a)                                               952
                                                    2,100  Playboy Enterprises, Inc. Class B (a)                             19,761
                                                   15,534  Primedia, Inc. (a)                                                23,612
                                                    9,800  Radio One, Inc. Class A (a)                                       61,152
                                                    3,300  The Reader's Digest Association, Inc. Class A                     42,768
                                                   12,100  Regal Entertainment Group Series A                               239,822
                                                    2,900  Regent Communications, Inc. (a)                                   10,991
                                                    1,500  Rewards Network, Inc. (a)                                          7,305
                                                    1,425  Saga Communications, Inc. Class A (a)                             11,030
                                                    1,600  Salem Communications Corp. Class A                                18,096
                                                    1,410  Scholastic Corp. (a)                                              43,922
                                                    9,100  Sinclair Broadcast Group, Inc. Class A                            71,435
                                                    5,830  Source Interlink Cos., Inc. (a)                                   55,385
                                                    5,100  Spanish Broadcasting System, Inc. Class A (a)                     22,287
                                                    4,980  Sun-Times Media Group, Inc.                                       32,768
                                                    7,465  TiVo, Inc. (a)                                                    56,659
                                                      320  Triple Crown Media, Inc. (a)                                       2,330

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      600  United Capital Corp. (a)                                   $      16,014
                                                    9,900  Univercell Holdings, Inc. (a)                                         80
                                                    2,000  Valassis Communications, Inc. (a)                                 35,300
                                                    2,300  ValueVision Media, Inc. Class A (a)                               26,657
                                                    2,100  WPT Enterprises, Inc. (a)(f)                                       7,896
                                                      525  Washington Post Class B                                          386,925
                                                    3,600  Westwood One, Inc.                                                25,488
                                                    6,900  WorldSpace, Inc. Class A (a)(f)                                   23,667
                                                   20,475  XM Satellite Radio Holdings, Inc. Class A (a)                    263,923
                                                    2,400  Young Broadcasting, Inc. Class A (a)                               5,520
                                                                                                                      -------------
                                                                                                                          7,701,789
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.8%                                5,400  Alliance Holdings GP LP                                          104,274
                                                    2,200  Coinstar, Inc. (a)                                                63,316
                                                    4,600  Complete Production Services, Inc. (a)                            90,804
                                                    4,600  Delek US Holdings, Inc. (a)                                       85,100
                                                    1,900  DynCorp. International, Inc. (a)                                  23,921
                                                    1,300  Gerber Scientific, Inc. (a)                                       19,474
                                                    2,800  Goodman Global, Inc. (a)                                          37,380
                                                    6,400  International Coal Group, Inc. (a)                                27,008
                                                    9,807  Liberty Media Holding Corp. - Capital (a)                        819,571
                                                   49,136  Liberty Media Holding Corp. - Interactive (a)                  1,001,392
                                                      100  Nextest Systems Corp. (a)                                          1,316
                                                      500  Northstar Neuroscience, Inc. (a)                                   6,600
                                                    2,500  Pegasus Wireless Corp. (a)                                         1,525
                                                    2,900  Penson Worldwide, Inc. (a)                                        52,055
                                                    2,900  Smith & Wesson Holding Corp. (a)                                  40,252
                                                    1,500  Teekay LNG Partners LP                                            45,675
                                                    2,200  Visicu, Inc. (a)                                                  19,734
                                                                                                                      -------------
                                                                                                                          2,439,397
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 9.5%                        1,210  1st Source Corp.                                                  35,719
                                                      840  ACE Cash Express, Inc. (a)                                        25,108
                                                    3,950  AG Edwards, Inc.                                                 210,456
                                                    8,300  Aames Investment Corp.                                            38,623
                                                    2,900  Acacia Research - Acacia Technologies (a)                         32,915
                                                    1,800  Accredited Home Lenders Holding Co. (a)                           64,692
                                                    3,900  Advance America, Cash Advance Centers, Inc.                       56,238
                                                    2,600  Advanta Corp. Class B                                             95,940
                                                    2,300  Affiliated Managers Group (a)                                    230,253
                                                    1,400  Agree Realty Corp.                                                45,990
                                                    5,500  AllianceBernstein Holding LP                                     379,445
                                                    1,500  Amcore Financial, Inc.                                            45,435
                                                    2,300  American Campus Communities, Inc.                                 58,673
                                                    7,500  American Financial Realty Trust                                   83,700
                                                    2,944  American Home Mortgage Investment Corp.                          102,657
                                                    6,650  AmeriCredit Corp. (a)                                            166,183
                                                      100  Ampal American Israel Class A (a)                                    464
                                                    1,600  Anchor Bancorp Wisconsin, Inc.                                    45,696
                                                    5,900  Ashford Hospitality Trust, Inc.                                   70,387
                                                    2,100  Asset Acceptance Capital Corp. (a)                                34,125
                                                    1,500  Asta Funding, Inc.                                                56,235
                                                    6,050  Astoria Financial Corp.                                          186,461
                                                       74  Atlantic Coast Federal Corp.                                       1,330
                                                    2,600  Atlantis Plastics, Inc. (a)                                       17,550

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      300  BNP Residential Properties, Inc.                           $       7,125
                                                    4,101  BOK Financial Corp.                                              215,713
                                                    1,900  BP Prudhoe Bay Royalty Trust                                     139,650
                                                    1,100  Bancorp Rhode Island, Inc.                                        48,675
                                                      900  Bank of the Ozarks, Inc.                                          30,483
                                                    3,435  BankUnited Financial Corp. Class A                                89,550
                                                    1,500  Banner Corp.                                                      61,560
                                                       93  Berkshire Hathaway, Inc. Class A (a)                           8,909,400
                                                      476  Berkshire Hathaway, Inc. Class B (a)                           1,510,824
                                                    1,400  Berkshire Hills Bancorp, Inc.                                     49,826
                                                    4,800  BlackRock, Inc. (b)                                              715,200
                                                    3,796  CVB Financial Corp.                                               56,067
                                                    2,200  Calamos Asset Management, Inc. Class A                            64,504
                                                      500  Camco Financial Corp.                                              6,640
                                                      540  Capital Corp. of the West                                         16,751
                                                    4,600  Capital Lease Funding, Inc.                                       51,014
                                                    1,300  Capital Trust, Inc.                                               52,949
                                                   10,941  CapitalSource, Inc.                                              282,497
                                                      515  Cascade Financial Corp.                                            8,441
                                                    1,700  Cash America International, Inc.                                  66,436
                                                    1,622  Cathay General Bancorp                                            58,554
                                                    3,500  Cbot Holdings, Inc. Class A (a)                                  422,765
                                                    2,676  Central Pacific Financial Corp.                                   97,888
                                                    3,100  Cenveo, Inc. (a)                                                  58,342
                                                      600  Charter Financial Corp.                                           23,994
                                                    4,600  CharterMac                                                        91,816
                                                    1,600  Citizens First Bancorp, Inc.                                      40,736
                                                    2,890  Citizens, Inc. (a)(f)                                             16,790
                                                      760  Coastal Financial Corp.                                            9,570
                                                    1,400  Cohen & Steers, Inc.                                              45,304
                                                    1,000  Columbia Equity Trust, Inc.                                       16,650
                                                    3,722  Commercial Capital Bancorp, Inc.                                  59,329
                                                    4,000  CompuCredit Corp. (a)                                            120,840
                                                    3,550  Corrections Corp. of America (a)                                 153,537
                                                   10,380  Covanta Holding Corp. (a)                                        223,481
                                                    2,600  Cowen Group, Inc. (a)                                             41,106
                                                    1,056  Cross Timbers Royalty Trust                                       48,946
                                                    3,000  Deerfield Triarc Capital Corp.                                    39,330
                                                    3,600  Delta Financial Corp.                                             32,976
                                                    3,700  Dime Community Bancshares, Inc.                                   54,501
                                                    2,000  Downey Financial Corp.                                           133,080
                                                    6,900  ECC Capital Corp.                                                  7,038
                                                      629  ESB Financial Corp.                                                6,919
                                                      300  Eastern Virginia Bankshares, Inc.                                  6,348
                                                    5,800  Eaton Vance Corp.                                                167,388
                                                    2,900  Encore Capital Group, Inc. (a)                                    37,642
                                                      100  Enstar Group, Inc. (a)                                             9,554
                                                    2,500  ePlus, Inc. (a)                                                   24,375
                                                    3,400  eSpeed, Inc. Class A (a)                                          31,280
                                                    2,800  Extra Space Storage, Inc.                                         48,468
                                                    1,300  Ezcorp, Inc. (a)                                                  50,284
                                                      900  The FINOVA Group, Inc. (a)                                            81
                                                    2,250  Fidelity Bankshares, Inc.                                         87,773
                                                    1,600  Financial Federal Corp.                                           42,880

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,400  First Albany Cos., Inc. (a)                                $      10,080
                                                    2,026  First Community Bancorp, Inc.                                    113,355
                                                      500  First Defiance Financial Corp.                                    14,265
                                                      800  First Financial Corp.                                             25,528
                                                    1,400  First Financial Holdings, Inc.                                    47,908
                                                    2,150  First Indiana Corp.                                               55,922
                                                    4,100  The First Marblehead Corp.                                       283,966
                                                      615  First Place Financial Corp.                                       13,936
                                                    1,600  FirstFed Financial Corp. (a)                                      90,752
                                                    3,600  Flagstar Bancorp, Inc.                                            52,380
                                                    2,950  Flushing Financial Corp.                                          51,625
                                                    2,900  Franklin Street Properties Corp.                                  57,594
                                                    9,710  Friedman Billings Ramsey Group, Inc. Class A                      77,971
                                                      300  Frontline Capital Group (a)                                            0
                                                    2,700  GAMCO Investors, Inc. Class A                                    102,762
                                                    2,400  GFI Group, Inc. (a)                                              132,696
                                                    1,155  Giant Industries, Inc. (a)                                        93,786
                                                    1,371  Glacier Bancorp, Inc.                                             46,847
                                                      400  Gramercy Capital Corp.                                            10,084
                                                    2,300  Great Lakes Bancorp, Inc. (a)                                     36,961
                                                    1,400  Greenhill & Co., Inc.                                             93,828
                                                      900  HMN Financial, Inc.                                               31,284
                                                    1,400  Heartland Payment Systems, Inc. (f)                               36,400
                                                      420  Heritage Financial Corp.                                          10,937
                                                    1,600  Hersha Hospitality Trust                                          15,360
                                                    3,300  HomeBanc Corp.                                                    20,295
                                                    3,800  Hugoton Royalty Trust                                            100,130
                                                    1,000  IBERIABANK Corp.                                                  61,000
                                                    1,400  ITC Holdings Corp.                                                43,680
                                                      300  ITLA Capital Corp.                                                16,128
                                                      242  Independence Federal Savings Bank (a)                              2,471
                                                    2,524  Independent Bank Corp./MI                                         61,288
                                                    4,100  IndyMac Bancorp, Inc.                                            168,756
                                                      800  InnSuites Hospitality Trust                                          880
                                                    4,300  IntercontinentalExchange, Inc. (a)                               322,801
                                                    1,200  International Assets Holding Corp. (a)                            27,936
                                                    3,656  International Bancshares Corp.                                   108,510
                                                    1,900  International Securities Exchange, Inc.                           89,091
                                                      600  Interpool, Inc.                                                   13,476
                                                    3,000  Investment Technology Group, Inc. (a)                            134,250
                                                    3,600  Investors Financial Services Corp.                               155,088
                                                    1,800  Jackson Hewitt Tax Service, Inc.                                  54,018
                                                    5,900  Jefferies Group, Inc. New Shares                                 168,150
                                                    6,000  John D Oil & Gas Co. (a)                                           3,900
                                                    4,400  KKR Financial Corp.                                              107,976
                                                    1,690  KNBT Bancorp, Inc.                                                27,175
                                                    6,900  Knight Capital Group, Inc. Class A (a)                           125,580
                                                    3,600  LaBranche & Co., Inc. (a)                                         37,332
                                                    2,781  Ladenburg Thalmann Financial Services, Inc. (a)                    2,920
                                                    1,900  Lazard Ltd. Class A                                               75,962
                                                   11,104  Leucadia National Corp.                                          290,592
                                                    1,000  Lincoln Bancorp                                                   18,500
                                                    1,000  Lipid Sciences, Inc. (a)                                           1,790
                                                    1,979  MAF Bancorp, Inc.                                                 81,713

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,550  MB Financial, Inc.                                         $      57,152
                                                      200  Malan Realty Investors, Inc.                                           0
                                                   10,000  Mastercard, Inc. Class A                                         703,500
                                                      300  Maxus Realty Trust, Inc.                                           3,975
                                                    1,200  McGrath RentCorp                                                  30,720
                                                    3,300  Medallion Financial Corp.                                         36,399
                                                    4,700  Medical Properties Trust, Inc.                                    62,933
                                                      500  MicroFinancial, Inc.                                               1,630
                                                      110  Mid Penn Bancorp, Inc.                                             2,783
                                                      500  The Midland Co.                                                   21,660
                                                    4,500  MoneyGram International, Inc.                                    130,770
                                                      400  Monmouth Capital Corp.                                             2,120
                                                    2,200  Monmouth Real Estate Investment Corp. Class A                     17,600
                                                    1,700  MortgageIT Holdings, Inc.                                         23,936
                                                      300  MutualFirst Financial, Inc.                                        6,177
                                                      400  NASB Financial, Inc.                                              15,916
                                                   10,500  NYSE Group, Inc. (a)(f)                                          784,875
                                                    8,900  The Nasdaq Stock Market, Inc. (a)                                269,136
                                                    2,390  Nastech Pharmaceutical Co., Inc. (a)                              36,471
                                                    2,500  National Financial Partners Corp.                                102,575
                                                      120  National Security Group, Inc.                                      1,926
                                                      200  National Western Life Insurance Co. Class A                       45,978
                                                    3,100  Nelnet, Inc. Class A (a)                                          95,294
                                                   13,964  New York Community Bancorp, Inc. (f)                             228,730
                                                      400  North American Scientific, Inc. (a)                                  508
                                                    2,600  Northwest Bancorp, Inc.                                           66,300
                                                    5,500  Nuveen Investments, Inc. Class A                                 281,765
                                                    1,400  Oak Hill Financial, Inc.                                          34,664
                                                    5,700  Ocwen Financial Corp. (a)                                         84,930
                                                      700  One Liberty Properties, Inc.                                      15,680
                                                    1,700  Opteum, Inc.                                                      13,685
                                                    4,100  optionsXpress Holdings, Inc.                                     114,308
                                                      600  PAB Bankshares, Inc.                                              11,916
                                                    2,125  PMC Commercial Trust                                              29,750
                                                      321  PVF Capital Corp.                                                  3,293
                                                    1,100  PW Eagle, Inc. (f)                                                33,011
                                                    2,710  Pacific Capital Bancorp                                           73,089
                                                    2,308  Partners Trust Financial Group, Inc.                              24,719
                                                    1,245  Piper Jaffray Cos. (a)                                            75,472
                                                    1,600  Portfolio Recovery Associates, Inc. (a)                           70,192
                                                      500  Provident Financial Holdings, Inc.                                15,070
                                                    2,889  Provident Financial Services, Inc.                                53,475
                                                    2,800  R-G Financial Corp. Class B                                       20,860
                                                    5,550  Raymond James Financial, Inc.                                    162,282
                                                      675  Renasant Corp.                                                    18,947
                                                    1,000  Resource America, Inc. Class A                                    20,800
                                                      200  Riverview Bancorp, Inc.                                            2,700
                                                      300  Roberts Realty Investors, Inc. (a)                                 2,430
                                                      400  Roma Financial Corp. (a)                                           6,088
                                                    3,000  Rome Bancorp, Inc.                                                38,550
                                                    6,160  SEI Investments Co.                                              346,130
                                                    1,510  SWS Group, Inc.                                                   37,584
                                                    1,100  Sanders Morris Harris Group, Inc.                                 13,761
                                                    2,103  Santander BanCorp                                                 39,726

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      300  Security Bank Corp.                                        $       6,783
                                                    3,300  Siebert Financial Corp.                                            9,702
                                                    3,600  Specialty Underwriters' Alliance, Inc. (a)                        29,880
                                                    4,950  Sterling Financial Corp.                                         142,133
                                                    1,232  Student Loan Corp.                                               236,766
                                                      300  Supertel Hospitality, Inc.                                         1,998
                                                   41,980  TD Ameritrade Holding Corp.                                      791,323
                                                      100  TF Financial Corp.                                                 3,064
                                                    1,879  Tarragon Corp.                                                    19,560
                                                    2,900  Thomas Weisel Partners Group, Inc. (a)                            46,545
                                                    1,100  TierOne Corp.                                                     37,323
                                                    1,500  Transnational Financial Network, Inc. (a)                          1,275
                                                    1,500  United Community Banks, Inc.                                      45,075
                                                    1,000  United PanAm Financial Corp. (a)                                  15,480
                                                      100  Value Line, Inc.                                                   4,661
                                                   10,252  W Holding Co., Inc.                                               60,589
                                                    1,500  WP Carey & Co. LLC                                                41,265
                                                    1,300  WP Stewart & Co. Ltd.                                             16,198
                                                      200  WVS Financial Corp.                                                3,280
                                                    2,800  Waddell & Reed Financial, Inc. Class A                            69,300
                                                    3,861  Washington Federal, Inc.                                          86,641
                                                    2,300  Washington Group International, Inc. (a)                         135,378
                                                      600  Wauwatosa Holdings, Inc. (a)                                      10,590
                                                      151  Wayne Savings Bancshares, Inc.                                     2,197
                                                    2,400  Webster Financial Corp.                                          113,064
                                                    2,000  Wellsford Real Properties, Inc.                                   14,720
                                                      502  Wesco Financial Corp.                                            219,374
                                                      840  West Bancorp., Inc.                                               14,372
                                                      900  Wheeling-Pittsburgh Corp. (a)                                     15,399
                                                      742  White Mountains Insurance Group, Inc.                            368,744
                                                      200  Willis Lease Finance Corp. (a)                                     1,848
                                                    1,398  Willow Grove Bancorp, Inc.                                        21,893
                                                    3,000  Windrose Medical Properties Trust                                 53,040
                                                    2,556  Winthrop Realty Trust, Inc.                                       16,486
                                                    1,700  World Acceptance Corp. (a)                                        74,766
                                                    1,800  Wright Express Corp. (a)                                          43,308
                                                                                                                      -------------
                                                                                                                         27,772,721
-----------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.8%                               1,800  AO Smith Corp.                                                    70,974
                                                    2,800  ASV, Inc. (a)(f)                                                  41,748
                                                      100  Accuride Corp. (a)                                                 1,101
                                                    1,605  Aftermarket Technology Corp. (a)                                  28,505
                                                    1,400  American Axle & Manufacturing Holdings, Inc.                      23,366
                                                    1,700  Arctic Cat, Inc.                                                  28,220
                                                    2,300  ArvinMeritor, Inc.                                                32,752
                                                    2,900  BorgWarner, Inc.                                                 165,793
                                                    2,000  CSK Auto Corp. (a)                                                28,200
                                                      700  Cascade Corp.                                                     31,955
                                                    1,100  Coachmen Industries, Inc.                                         11,891
                                                      100  Commercial Vehicle Group, Inc. (a)                                 1,926
                                                    4,400  Donaldson Co., Inc.                                              162,360
                                                    1,300  Dorman Products, Inc. (a)                                         13,130
                                                    3,300  Dura Automotive Systems, Inc. Class A (a)                            858
                                                    3,300  Federal-Mogul Corp. (a)                                            1,320

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,690  Fleetwood Enterprises, Inc. (a)                            $      24,834
                                                    2,100  FortuNet, Inc. (a)                                                21,420
                                                      650  Fuel Systems Solutions, Inc. (a)                                   8,268
                                                    8,990  Gentex Corp.                                                     127,748
                                                    1,000  Group 1 Automotive, Inc.                                          49,900
                                                    1,800  H&E Equipment Services, Inc. (a)                                  43,902
                                                    2,700  Hayes Lemmerz International, Inc. (a)                              5,994
                                                    1,700  Keystone Automotive Industries, Inc. (a)                          64,634
                                                    3,200  LKQ Corp. (a)                                                     70,304
                                                      300  The Lamson & Sessions Co. (a)                                      7,146
                                                    2,045  Lear Corp.                                                        42,332
                                                    1,000  Lithia Motors, Inc. Class A                                       24,720
                                                    2,100  MarineMax, Inc. (a)                                               53,445
                                                      900  Midas, Inc. (a)                                                   18,612
                                                    1,900  Modine Manufacturing Co.                                          46,227
                                                    1,800  Monaco Coach Corp.                                                20,052
                                                      750  Monro Muffler, Inc.                                               25,508
                                                    2,120  Myers Industries, Inc.                                            36,040
                                                      850  Noble International Ltd.                                          10,634
                                                    3,900  Oshkosh Truck Corp.                                              196,833
                                                    1,800  Polaris Industries, Inc.                                          74,070
                                                      447  Proliance International, Inc. (a)                                  2,043
                                                    1,000  Rush Enterprises, Inc. Class A (a)                                16,680
                                                    1,700  Sonic Automotive, Inc.                                            39,253
                                                    2,400  Spartan Motors, Inc.                                              45,192
                                                    1,300  Standard Motor Products, Inc.                                     15,587
                                                    1,300  Stoneridge, Inc. (a)                                               9,256
                                                    1,510  Superior Industries International, Inc. (f)                       25,353
                                                    5,900  TRW Automotive Holdings Corp. (a)                                142,013
                                                    3,685  Thor Industries, Inc.                                            151,711
                                                    1,000  Titan International, Inc.                                         18,080
                                                    6,500  United Auto Group, Inc.                                          152,100
                                                    7,500  Visteon Corp. (a)                                                 61,125
                                                    1,800  Winnebago Industries, Inc. (f)                                    56,484
                                                                                                                      -------------
                                                                                                                          2,351,599
-----------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.7%                                 3,700  AFC Enterprises, Inc. (a)                                         53,428
                                                   11,544  Activision, Inc. (a)                                             174,314
                                                    1,900  American Greetings Class A                                        43,928
                                                    2,465  Applebee's International, Inc.                                    53,022
                                                    1,100  BJ's Restaurants, Inc. (a)                                        24,211
                                                    1,230  Benihana, Inc. Class A (a)                                        35,670
                                                    1,500  Blue Nile, Inc. (a)(f)                                            54,525
                                                    2,200  Bob Evans Farms, Inc.                                             66,616
                                                      210  Bowl America, Inc. Class A                                         3,024
                                                    3,700  Brinker International, Inc.                                      148,333
                                                    2,600  Buca, Inc. (a)                                                    13,702
                                                      700  Buffalo Wild Wings, Inc. (a)                                      26,775
                                                    1,015  CBRL Group, Inc.                                                  41,036
                                                    2,250  CEC Entertainment, Inc. (a)                                       70,897
                                                    2,300  CKE Restaurants, Inc.                                             38,456
                                                    3,400  Cabela's, Inc. Class A (a)(f)                                     73,882
                                                    2,200  California Pizza Kitchen, Inc. (a)                                65,846
                                                    2,400  Centillium Communications, Inc. (a)                                4,896
                                                    2,800  Champps Entertainment, Inc. (a)                                   17,024

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,517  The Cheesecake Factory, Inc. (a)                           $      95,627
                                                    3,800  Cheniere Energy, Inc. (a)                                        112,898
                                                      200  Churchill Downs, Inc.                                              8,412
                                                      500  Coinmach Service Corp. Class A                                     4,965
                                                    5,500  Cosi, Inc. (a)                                                    29,480
                                                    9,900  Denny's Corp. (a)                                                 33,660
                                                    2,800  Domino's Pizza, Inc.                                              71,820
                                                    3,300  Dover Motorsports, Inc.                                           17,886
                                                    1,200  Drew Industries, Inc. (a)                                         30,312
                                                    1,200  EMAK Worldwide, Inc. (a)                                           7,560
                                                    2,500  Famous Dave's of America, Inc. (a)                                38,000
                                                    1,100  Forward Industries, Inc. (a)                                       5,632
                                                    1,400  Gaming Partners International Corp.                               26,936
                                                    1,500  Handleman Co.                                                     11,385
                                                    3,018  Hibbett Sporting Goods, Inc. (a)                                  79,011
                                                    4,300  Hollywood Media Corp. (a)                                         16,813
                                                      900  IHOP Corp.                                                        41,715
                                                    5,500  International DisplayWorks, Inc. (a)                              35,035
                                                    2,800  International Speedway Corp. Class A                             139,552
                                                    3,100  Isle of Capri Casinos, Inc. (a)                                   65,286
                                                    2,200  Jack in the Box, Inc. (a)                                        114,796
                                                    2,713  Jakks Pacific, Inc. (a)                                           48,373
                                                      300  Kreisler Manufacturing Corp. (a)                                   2,865
                                                    3,700  Krispy Kreme Doughnuts, Inc. (a)(f)                               29,970
                                                    1,900  Lancaster Colony Corp.                                            85,044
                                                    1,700  Landry's Restaurants, Inc.                                        51,255
                                                      300  Lazare Kaplan International, Inc. (a)                              2,940
                                                    2,500  Leapfrog Enterprises, Inc. (a)                                    19,825
                                                      800  Lenox Group, Inc. (a)                                              4,840
                                                    2,400  Lodgenet Entertainment Corp. (a)                                  45,312
                                                    2,400  Lone Star Steakhouse & Saloon, Inc.                               66,648
                                                    1,700  Luby's, Inc. (a)                                                  16,779
                                                    1,500  Majesco Entertainment Co. (a)                                      1,980
                                                    5,200  Marvel Entertainment, Inc. (a)                                   125,528
                                                    1,300  Metal Management, Inc.                                            36,192
                                                    6,000  Midway Games, Inc. (a)(f)                                         52,680
                                                    2,600  Movado Group, Inc.                                                66,092
                                                    3,005  O'Charleys, Inc. (a)                                              57,005
                                                    3,600  OSI Restaurant Partners, Inc.                                    114,156
                                                    2,295  PF Chang's China Bistro, Inc. (a)                                 79,659
                                                    1,800  Panera Bread Co. Class A (a)                                     104,850
                                                    2,900  Papa John's International, Inc. (a)                              104,719
                                                      900  Peco II, Inc. (a)                                                  1,116
                                                    6,100  Penn National Gaming, Inc. (a)                                   222,772
                                                    1,170  RC2 Corp. (a)                                                     39,230
                                                    2,900  Rare Hospitality International, Inc. (a)                          88,624
                                                    1,600  Red Robin Gourmet Burgers, Inc. (a)                               73,776
                                                    2,000  Regis Corp.                                                       71,700
                                                    2,600  Ruby Tuesday, Inc.                                                73,294
                                                    1,300  Russ Berrie & Co., Inc. (a)                                       19,812
                                                    2,600  Ryan's Restaurant Group, Inc. (a)                                 41,262
                                                    3,400  Samsonite Corp. (a)                                                3,468
                                                   20,800  Service Corp. International                                      194,272
                                                      400  Servotronics, Inc. (a)                                             2,440

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    5,037  Sonic Corp. (a)                                            $     113,887
                                                    2,300  Sotheby's Holdings, Inc. Class A                                  74,152
                                                      900  The Steak n Shake Co. (a)                                         15,201
                                                      510  Steinway Musical Instruments, Inc. (a)                            14,280
                                                    6,400  Stewart Enterprises, Inc. Class A                                 37,504
                                                    4,850  THQ, Inc. (a)                                                    141,475
                                                    3,100  Take-Two Interactive Software, Inc. (a)                           44,206
                                                    5,400  The Topps Co., Inc.                                               48,384
                                                    3,300  Traffix, Inc.                                                     17,292
                                                    2,400  Trans World Entertainment Corp. (a)                               14,544
                                                    4,600  Triarc Cos.                                                       69,552
                                                    2,900  Trump Entertainment Resorts, Inc. (a)                             49,184
                                                    2,155  Tupperware Corp.                                                  41,936
                                                    9,400  Warner Music Group Corp.                                         243,930
                                                    6,600  World Wrestling Entertainment, Inc.                              108,438
                                                    3,090  Youbet.com, Inc. (a)                                              11,340
                                                                                                                      -------------
                                                                                                                          4,990,149
-----------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.8%                             800  AM Castle & Co.                                                   21,472
                                                    7,600  Advanced Environmental Recycling Technologies, Inc.
                                                           Class A (a)                                                       16,948
                                                    1,637  Aleris International, Inc. (a)                                    82,734
                                                    2,000  Brush Engineered Materials, Inc. (a)                              49,740
                                                    2,500  Century Aluminum Co. (a)                                          84,125
                                                   21,800  Coeur d'Alene Mines Corp. (a)                                    102,678
                                                    6,500  Commercial Metals Co.                                            132,145
                                                    1,627  Encore Wire Corp. (a)(f)                                          57,417
                                                   11,000  Hecla Mining Co. (a)                                              63,140
                                                    1,400  Kaiser Aluminum Corp. (a)                                         62,076
                                                    1,100  Minerals Technologies, Inc.                                       58,740
                                                    3,100  Mueller Industries, Inc.                                         109,027
                                                    2,000  RTI International Metals, Inc. (a)                                87,160
                                                    3,724  Reliance Steel & Aluminum Co.                                    119,689
                                                   10,300  Southern Copper Corp. (f)                                        952,750
                                                    5,284  Stillwater Mining Co. (a)                                         44,386
                                                   10,700  Titanium Metals Corp. (a)                                        270,496
                                                      900  Wolverine Tube, Inc. (a)                                           2,727
                                                                                                                      -------------
                                                                                                                          2,317,450
-----------------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.1%                      900  CPI Corp.                                                         43,686
                                                    1,100  Cyberoptics Corp. (a)                                             14,520
                                                    1,100  Imation Corp.                                                     44,165
                                                    8,530  Ingram Micro, Inc. Class A (a)                                   163,435
                                                    2,095  LaserCard Corp. (a)                                               27,319
                                                      200  Meade Instruments Corp. (a)                                          450
                                                    1,900  Photronics, Inc. (a)                                              26,847
                                                      100  StockerYale, Inc. (a)                                                105
                                                    1,600  Zomax, Inc. (a)                                                    3,264
                                                    1,000  Zygo Corp. (a)                                                    12,750
                                                                                                                      -------------
                                                                                                                            336,541
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                      1,600  Bowater, Inc.                                                     32,912
                                                      200  Buckeye Technologies, Inc. (a)                                     1,700
                                                      604  CSS Industries, Inc.                                              17,951
                                                    1,700  Caraustar Industries, Inc. (a)                                    13,549
                                                    1,200  Chesapeake Corp.                                                  17,172
                                                      700  Deltic Timber Corp.                                               33,362
                                                      480  Kadant, Inc. (a)                                                  11,789

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,654  Longview Fibre Co.                                         $      53,929
                                                    1,000  Lydall, Inc. (a)                                                   8,900
                                                    1,700  Neenah Paper, Inc.                                                58,191
                                                    1,400  P.H. Glatfelter Co.                                               18,970
                                                    5,100  Packaging Corp. of America                                       118,320
                                                      900  Pope & Talbot, Inc.                                                5,175
                                                      959  Potlatch Corp.                                                    35,579
                                                    4,071  Rayonier, Inc.                                                   153,884
                                                      900  Rock-Tenn Co. Class A                                             17,820
                                                   20,780  Smurfit-Stone Container Corp. (a)                                232,736
                                                    1,500  Universal Forest Products, Inc.                                   73,575
                                                    3,100  Wausau Paper Corp.                                                41,850
                                                                                                                      -------------
                                                                                                                            947,364
-----------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.1%                               4,023  AGCO Corp. (a)                                                   101,983
                                                      500  Aaon, Inc.                                                        11,405
                                                    1,800  Actuant Corp. Class A                                             90,180
                                                    4,400  Aeroflex, Inc. (a)                                                45,232
                                                    1,000  Akorn, Inc. (a)                                                    3,610
                                                      700  Alamo Group, Inc.                                                 15,918
                                                    1,900  Albany International Corp. Class A                                60,458
                                                      115  Allied Motion Technologies, Inc. (a)                                 548
                                                      500  Allis-Chalmers Energy, Inc. (a)                                    7,320
                                                    1,200  American Vanguard Corp.                                           16,800
                                                    3,800  Ametek, Inc.                                                     165,490
                                                    2,700  Applied Industrial Technologies, Inc.                             65,880
                                                    2,000  Aptargroup, Inc.                                                 101,760
                                                       14  Arotech Corp. (a)                                                     26
                                                    1,500  Astec Industries, Inc. (a)                                        37,875
                                                    3,700  BE Aerospace, Inc. (a)                                            78,033
                                                    1,900  Baldor Electric Co.                                               58,577
                                                    3,200  Barnes Group, Inc.                                                56,192
                                                    1,000  Blount International, Inc. (a)                                    10,020
                                                    1,900  Blyth, Inc.                                                       46,227
                                                    3,000  Briggs & Stratton Corp.                                           82,650
                                                      600  CIRCOR International, Inc.                                        18,330
                                                    1,100  Cantel Medical Corp. (a)                                          15,279
                                                    6,000  Capstone Turbine Corp. (a)(f)                                      8,460
                                                      200  Catalyst Semiconductor, Inc. (a)                                     676
                                                    3,100  Chart Industries, Inc. (a)                                        38,161
                                                    1,100  Cherokee International Corp. (a)                                   3,850
                                                      100  Chicago Rivet & Machine Co.                                        2,350
                                                    3,000  Clarcor, Inc.                                                     91,470
                                                    2,685  Cognex Corp.                                                      67,823
                                                    1,100  Columbus McKinnon Corp. (a)                                       19,833
                                                    1,900  Comfort Systems USA, Inc.                                         21,774
                                                    1,800  Concord Camera Corp. (a)                                             900
                                                    1,900  Cryo-Cell International, Inc. (a)                                  4,484
                                                      600  Culp, Inc. (a)                                                     3,330
                                                    2,500  Curtiss-Wright Corp.                                              75,875
                                                    2,000  Diamond Management & Technology Consultants, Inc. (a)             22,280
                                                      300  Directed Electronics, Inc. (a)                                     4,530
                                                    5,500  Distributed Energy Systems Corp. (a)(f)                           17,765
                                                    1,200  Dynamic Materials Corp.                                           38,892
                                                      200  The Eastern Co.                                                    5,600

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    5,300  Evergreen Solar, Inc. (a)(f)                               $      43,990
                                                    1,700  FMC Corp.                                                        108,919
                                                    1,600  The Fairchild Corp. (a)                                            4,160
                                                    8,190  Fastenal Co.                                                     315,888
                                                    4,220  Fedders Corp. (a)                                                  5,275
                                                    2,500  Federal Signal Corp.                                              38,125
                                                    1,700  Flanders Corp. (a)                                                14,552
                                                    2,800  Flowserve Corp. (a)                                              141,652
                                                    5,340  Foster Wheeler Ltd. (a)                                          206,071
                                                      900  Franklin Electric Co., Inc.                                       47,826
                                                    3,700  Gardner Denver, Inc. (a)                                         122,396
                                                      125  The Gorman-Rupp Co.                                                4,088
                                                    3,787  Graco, Inc.                                                      147,920
                                                    5,800  GrafTech International Ltd. (a)                                   33,872
                                                      700  HI Shear Technology Corp.                                          5,635
                                                    3,000  HNI Corp.                                                        124,740
                                                      200  Hardinge, Inc.                                                     2,660
                                                    2,200  Harsco Corp.                                                     170,830
                                                    2,190  Herman Miller, Inc.                                               74,920
                                                    3,800  Hexcel Corp. (a)                                                  53,770
                                                    2,900  Hubbell, Inc. Class B                                            138,910
                                                    3,250  IDEX Corp.                                                       139,913
                                                      100  Ibis Technology Corp. (a)                                            357
                                                      400  Inplay Technologies, Inc. (a)                                        468
                                                      500  IntriCon Corp. (a)                                                 2,400
                                                    7,400  JLG Industries, Inc.                                             146,594
                                                    4,500  Jacuzzi Brands, Inc. (a)                                          44,955
                                                    4,675  Jarden Corp. (a)                                                 154,135
                                                    2,500  Kaydon Corp.                                                      92,550
                                                    1,800  Kennametal, Inc.                                                 101,970
                                                    2,700  Knoll, Inc.                                                       54,540
                                                    3,290  Kos Pharmaceuticals, Inc. (a)                                    162,592
                                                      600  LB Foster Co. Class A (a)                                          9,660
                                                    1,100  LaBarge, Inc. (a)                                                 11,440
                                                    1,600  Ladish Co., Inc. (a)                                              46,208
                                                      600  Lawson Products, Inc.                                             25,152
                                                    5,000  Lennox International, Inc.                                       114,500
                                                    2,482  Libbey, Inc.                                                      27,774
                                                    2,295  Lincoln Electric Holdings, Inc.                                  124,963
                                                    1,500  Lindsay Manufacturing Co.                                         43,125
                                                    3,000  Liquidity Services, Inc. (a)                                      46,770
                                                    2,400  Lone Star Technologies, Inc. (a)                                 116,112
                                                    3,300  MSC Industrial Direct Co. Class A                                134,442
                                                    1,700  Magnetek, Inc. (a)                                                 5,882
                                                    4,300  Manitowoc Co.                                                    192,597
                                                      900  Material Sciences Corp. (a)                                        8,964
                                                    1,400  Matthews International Corp. Class A                              51,534
                                                    2,200  Maverick Tube Corp. (a)                                          142,626
                                                    2,700  Merix Corp. (a)                                                   25,947
                                                    3,360  Micrel, Inc. (a)                                                  32,222
                                                      500  Middleby Corp. (a)                                                38,530
                                                    4,356  Milacron, Inc. (a)                                                 3,833
                                                      900  Modtech Holdings, Inc. (a)                                         5,004
                                                    2,425  Moog, Inc. Class A (a)                                            84,051

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      400  NACCO Industries, Inc. Class A                             $      54,364
                                                    1,700  NATCO Group, Inc. Class A (a)                                     48,960
                                                    1,500  NN, Inc.                                                          17,745
                                                    2,100  Nordson Corp.                                                     83,706
                                                    3,700  Oceaneering International, Inc. (a)                              113,960
                                                    4,500  PainCare Holdings, Inc. (a)(f)                                     6,480
                                                    4,550  Pentair, Inc.                                                    119,165
                                                    5,207  Plug Power, Inc. (a)                                              21,192
                                                    1,600  Possis Medical, Inc. (a)                                          15,760
                                                    6,050  Precision Castparts Corp.                                        382,118
                                                    3,140  Presstek, Inc. (a)                                                16,925
                                                    2,300  RBC Bearings, Inc. (a)                                            55,545
                                                    2,505  Regal-Beloit Corp.                                               108,968
                                                      800  Research Frontiers, Inc. (a)                                       3,432
                                                      700  Riviera Holdings Corp. (a)                                        14,301
                                                      800  Robbins & Myers, Inc.                                             24,736
                                                    1,020  Ronson Corp. (a)                                                   1,938
                                                    4,500  Roper Industries, Inc.                                           201,330
                                                      470  SI International, Inc. (a)                                        15,031
                                                    2,648  SPX Corp.                                                        141,509
                                                    7,000  Safeguard Scientifics, Inc. (a)                                   13,720
                                                    2,000  Sauer-Danfoss, Inc.                                               47,960
                                                      500  Sequa Corp. Class A (a)                                           46,930
                                                    5,600  The Shaw Group, Inc. (a)                                         132,384
                                                    1,800  Somanetics Corp. (a)                                              35,928
                                                    1,800  Sonic Solutions, Inc. (a)                                         27,432
                                                      200  Spectrum Control, Inc. (a)                                         1,880
                                                      700  Standex International Corp.                                       19,516
                                                    8,800  Steelcase, Inc. Class A                                          138,072
                                                      300  Strattec Security Corp. (a)                                       11,481
                                                    1,500  Sun Hydraulics, Inc.                                              30,765
                                                      700  T-3 Energy Services, Inc. (a)                                     14,049
                                                    1,165  TRM Corp. (a)                                                      2,598
                                                    1,400  Team, Inc. (a)                                                    35,084
                                                    1,500  Technology Research Corp.                                          6,375
                                                    2,700  Tecumseh Products Co. Class A (a)                                 41,067
                                                    1,900  Teleflex, Inc.                                                   105,716
                                                    1,200  Tennant Co.                                                       29,208
                                                    2,600  Tenneco, Inc. (a)                                                 60,814
                                                    7,008  Terex Corp. (a)                                                  316,902
                                                    8,000  ThermoGenesis Corp. (a)                                           30,800
                                                    4,400  Timken Co.                                                       131,032
                                                    4,200  Trinity Industries, Inc.                                         135,114
                                                    1,200  Triumph Group, Inc.                                               50,820
                                                    1,900  TurboChef Technologies, Inc. (a)(f)                               26,410
                                                      200  Twin Disc, Inc.                                                    6,528
                                                    2,100  Tyler Technologies, Inc. (a)                                      27,153
                                                    8,140  Valhi, Inc.                                                      189,255
                                                    1,100  Valmont Industries, Inc.                                          57,475
                                                    1,100  Watsco, Inc.                                                      50,611
                                                    2,000  Watts Water Technologies, Inc. Class A                            63,520
                                                    1,800  Woodward Governor Co.                                             60,372
                                                    1,100  X-Rite, Inc.                                                      11,814
                                                                                                                      -------------
                                                                                                                          8,921,805
-----------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.5%                         2,700  Alexander & Baldwin, Inc.                                  $     119,799
                                                    1,400  American Commercial Lines, Inc. (a)                               83,230
                                                    4,600  Diamondhead Casino Corp. (a)                                      14,352
                                                      100  Double Hull Tankers, Inc.                                          1,375
                                                    1,900  Eagle Bulk Shipping, Inc. (f)                                     30,552
                                                      100  Excel Maritime Carriers Ltd. (a)                                   1,185
                                                    1,800  Florida East Coast Industries, Inc.                              102,744
                                                    1,000  Freightcar America, Inc.                                          53,000
                                                    2,800  GATX Corp.                                                       115,836
                                                      500  Genco Shipping & Trading Ltd.                                     11,330
                                                    2,100  General Maritime Corp.                                            76,818
                                                    1,950  Genesee & Wyoming, Inc. Class A (a)                               45,279
                                                    1,400  Greenbrier Cos., Inc.                                             40,614
                                                    4,000  Horizon  Lines, Inc. Class A                                      66,800
                                                      700  Hornbeck Offshore Services, Inc. (a)                              23,450
                                                      300  International Shipholding Corp. (a)                                3,756
                                                    5,100  Kansas City Southern (a)                                         139,281
                                                      700  Maritrans, Inc.                                                   25,620
                                                    1,800  Martin Midstream Partners LP                                      59,400
                                                    5,300  OMI Corp. New Shares                                             115,063
                                                    2,100  Overseas Shipholding Group                                       129,717
                                                    2,200  RailAmerica, Inc. (a)                                             24,024
                                                    1,600  Saia, Inc. (a)                                                    52,160
                                                    3,700  Ship Finance International Ltd.                                   73,630
                                                    1,700  Trico Marine Services, Inc. (a)                                   57,375
                                                    2,100  Westinghouse Air Brake Technologies Corp.                         56,973
                                                                                                                      -------------
                                                                                                                          1,523,363
-----------------------------------------------------------------------------------------------------------------------------------
Real Property - 6.0%                                3,900  AMB Property Corp.                                               214,929
                                                      800  AMREP Corp.                                                       39,096
                                                    1,900  Acadia Realty Trust                                               48,450
                                                    2,400  Affordable Residential Communities (a)                            23,256
                                                      200  Alexander's, Inc. (a)                                             62,050
                                                    1,300  Alexandria Real Estate Equities, Inc.                            121,940
                                                      400  American Land Lease, Inc.                                          9,500
                                                      500  American Mortgage Acceptance Co.                                   9,020
                                                    3,800  American Real Estate Partners LP                                 201,020
                                                      500  American Realty Investors, Inc. (a)                                4,090
                                                    4,400  Amerivest Properties, Inc. (a)                                    21,560
                                                   11,300  Annaly Capital Management, Inc.                                  148,482
                                                    3,300  Anthracite Capital, Inc.                                          42,438
                                                    2,700  Anworth Mortgage Asset Corp.                                      22,545
                                                    2,300  Arbor Realty Trust, Inc.                                          58,788
                                                    3,200  Associated Estates Realty Corp.                                   49,504
                                                    5,045  AvalonBay Communities, Inc.                                      607,418
                                                      500  Avatar Holdings, Inc. (a)(f)                                      29,530
                                                    4,235  BRE Properties                                                   252,957
                                                      300  BRT Realty Trust                                                   8,511
                                                    2,500  Big 5 Sporting Goods Corp.                                        57,000
                                                    2,900  BioMed Realty Trust, Inc.                                         87,986
                                                    6,314  Brandywine Realty Trust                                          205,521
                                                   15,300  Brookfield Properties Corp.                                      540,396
                                                   14,600  CB Richard Ellis Group, Inc. (a)                                 359,160
                                                    4,300  CBL & Associates Properties, Inc.                                180,213
                                                      400  California Coastal Communities, Inc.                               8,224

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,957  Camden Property Trust                                      $     300,772
                                                    2,500  Capstead Mortgage Corp.                                           21,575
                                                    1,100  Cedar Shopping Centers, Inc.                                      17,787
                                                      600  CentraCore Properties Trust                                       19,050
                                                    3,200  Colonial Properties Trust                                        152,992
                                                    2,000  Corporate Office Properties Trust                                 89,520
                                                    3,000  Cousins Properties, Inc.                                         102,630
                                                    7,700  Crescent Real Estate EQT Co.                                     167,937
                                                    3,100  Crystal River Capital, Inc.                                       70,928
                                                    5,383  Developers Diversified Realty Corp.                              300,156
                                                    2,500  DiamondRock Hospitality Co.                                       41,525
                                                    1,400  Digital Realty Trust, Inc.                                        43,848
                                                    9,475  Duke Realty Corp.                                                353,891
                                                    1,200  Eastgroup Properties, Inc.                                        59,832
                                                    3,500  Education Realty Trust, Inc.                                      51,660
                                                    1,800  Entertainment Properties Trust                                    88,776
                                                    5,100  Equity Inns, Inc.                                                 81,192
                                                    1,600  Equity Lifestyle Properties, Inc.                                 73,136
                                                    3,855  Equity One, Inc.                                                  92,404
                                                    1,600  Essex Property Trust, Inc.                                       194,240
                                                    3,740  Federal Realty Investment Trust                                  277,882
                                                    3,500  FelCor Lodging Trust, Inc.                                        70,175
                                                    6,100  Fieldstone Investment Corp.                                       53,253
                                                    1,327  First Acceptance Corp. (a)                                        15,247
                                                    2,700  First Industrial Realty Trust, Inc.                              118,800
                                                    1,200  First Potomac Realty Trust                                        36,264
                                                    6,600  Forest City Enterprises, Inc. Class A                            358,380
                                                    2,300  GMH Communities Trust                                             29,026
                                                   17,630  General Growth Properties, Inc.                                  840,070
                                                    1,200  Getty Realty Corp.                                                35,136
                                                    2,100  Gladstone Commercial Corp.                                        42,210
                                                    1,500  Glenborough Realty Trust, Inc.                                    38,595
                                                    2,700  Glimcher Realty Trust                                             66,906
                                                    4,300  Global Signal, Inc.                                              217,494
                                                    4,200  Government Properties Trust, Inc.                                 37,884
                                                      322  Grubb & Ellis Co. (a)                                              3,114
                                                   14,700  HRPT Properties Trust                                            175,665
                                                    9,500  Health Care Property Investors, Inc.                             294,975
                                                    3,600  Health Care REIT, Inc.                                           144,036
                                                    2,800  Healthcare Realty Trust, Inc.                                    107,548
                                                      100  Heartland Partners LP Class A (a)                                     63
                                                    2,500  Heritage Property Investment Trust                                91,150
                                                    2,900  Highland Hospitality Corp.                                        41,557
                                                    2,250  Highwoods Properties, Inc.                                        83,723
                                                    2,000  Home Properties, Inc.                                            114,320
                                                    3,205  Hospitality Properties Trust                                     151,276
                                                   35,558  Host Marriott Corp.                                              815,345
                                                    1,600  Housevalues, Inc. (a)                                              9,344
                                                    5,500  IMPAC Mortgage Holdings, Inc.                                     51,535
                                                    5,900  Inland Real Estate Corp.                                         103,368
                                                    2,500  Innkeepers USA Trust                                              40,725
                                                    2,700  Investors Real Estate Trust                                       26,352
                                                    7,400  iStar Financial, Inc.                                            308,580
                                                    2,500  Jones Lang LaSalle, Inc.                                         213,700

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    2,200  Kilroy Realty Corp.                                        $     165,748
                                                    1,700  Kite Realty Group Trust                                           28,968
                                                      900  LTC Properties, Inc.                                              21,825
                                                    2,300  LaSalle Hotel Properties                                          99,682
                                                    4,400  Lexington Corporate Properties Trust                              93,192
                                                    3,960  Liberty Property Trust                                           189,248
                                                    3,800  LoopNet, Inc. (a)                                                 48,108
                                                    3,870  Luminent Mortgage Capital, Inc.                                   39,822
                                                    4,800  MFA Mortgage Investments, Inc.                                    35,760
                                                    3,200  The Macerich Co.                                                 244,352
                                                    3,200  Mack-Cali Realty Corp.                                           165,760
                                                    2,500  Maguire Properties, Inc.                                         101,850
                                                    2,000  Mid-America Apartment Communities, Inc.                          122,440
                                                    4,500  The Mills Corp.                                                   75,195
                                                    1,100  Mission West Properties                                           12,551
                                                   10,424  Move, Inc. (a)                                                    51,182
                                                    1,600  National Health Investors, Inc.                                   45,328
                                                      700  National Health Realty, Inc.                                      13,937
                                                    3,091  National Retail Properties, Inc.                                  66,766
                                                    4,300  Nationwide Health Properties, Inc.                               114,982
                                                    4,445  New Century Financial Corp.                                      174,733
                                                    5,800  New Plan Excel Realty Trust                                      156,890
                                                    2,605  Newcastle Investment Corp.                                        71,403
                                                      400  Newkirk Realty Trust, Inc.                                         6,592
                                                    4,800  NorthStar Realty Finance Corp.                                    60,960
                                                    1,900  Novastar Financial, Inc. (f)                                      55,461
                                                    3,400  Omega Healthcare Investors, Inc.                                  51,034
                                                    1,800  Origen Financial, Inc.                                            10,206
                                                      900  Orleans Homebuilders, Inc.                                        10,557
                                                    1,200  PS Business Parks, Inc.                                           72,360
                                                    2,809  Pan Pacific Retail Properties, Inc.                              195,001
                                                    1,500  Parkway Properties, Inc.                                          69,735
                                                    2,099  Pennsylvania Real Estate Investment Trust                         89,354
                                                    2,500  Post Properties, Inc.                                            118,800
                                                    2,700  RAIT Investment Trust                                             77,895
                                                    1,600  Ramco-Gershenson Properties Trust                                 51,120
                                                    1,300  Reading International, Inc. Class A (a)                           10,270
                                                    5,000  Realty Income Corp.                                              123,550
                                                    6,570  Reckson Associates Realty Corp.                                  281,196
                                                    1,600  Redwood Trust, Inc.                                               80,592
                                                    3,000  Regency Centers Corp.                                            206,280
                                                    3,300  SL Green Realty Corp.                                            368,610
                                                    1,100  Saul Centers, Inc.                                                49,500
                                                    2,000  Saxon Capital, Inc.                                               28,080
                                                    5,900  Senior Housing Properties Trust                                  125,906
                                                      800  Sizeler Property Investors, Inc.                                  12,024
                                                      900  Sovran Self Storage, Inc.                                         49,995
                                                    3,200  Spirit Finance Corp.                                              37,152
                                                    5,900  The St. Joe Co. (f)                                              323,733
                                                    1,600  Stonemor Partners LP                                              34,000
                                                    3,300  Strategic Hotel Capital, Inc.                                     65,604
                                                      200  Stratus Properties, Inc. (a)                                       6,472
                                                    2,000  Sun Communities, Inc.                                             63,920
                                                    1,795  Sunset Financial Resources, Inc. (a)                              15,509

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,200  Sunstone Hotel Investors, Inc.                             $      95,104
                                                    2,700  Tanger Factory Outlet Centers, Inc.                               96,174
                                                    3,700  Taubman Centers, Inc.                                            164,354
                                                    6,755  Thornburg Mortgage, Inc.                                         172,050
                                                    1,900  Toreador Resources Corp. (a)                                      34,998
                                                    2,100  Trammell Crow Co. (a)                                             76,671
                                                      100  Transcontinental Realty Investors, Inc. (a)                        1,345
                                                   10,100  Trizec Properties, Inc.                                          291,991
                                                    3,700  Trustreet Properties, Inc.                                        46,287
                                                    5,000  U-Store-It Trust                                                 107,300
                                                    7,065  United Dominion Realty Trust, Inc.                               213,363
                                                    1,300  Universal Health Realty Income Trust                              46,605
                                                    1,300  Urstadt Biddle Properties, Inc.                                   22,295
                                                      900  Urstadt Biddle Properties, Inc. Class A                           16,353
                                                    7,300  Ventas, Inc.                                                     281,342
                                                    2,300  Washington Real Estate Investment Trust                           91,540
                                                    4,975  Weingarten Realty Investors                                      214,025
                                                    4,000  Winston Hotels, Inc.                                              49,280
                                                    1,049  ZipRealty, Inc. (a)(f)                                             7,721
                                                                                                                      -------------
                                                                                                                         17,671,121
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.6%                                       4,170  1-800-FLOWERS.COM, Inc. Class A (a)                               21,934
                                                    1,000  1-800 Contacts, Inc. (a)                                          14,990
                                                    3,066  99 Cents Only Stores (a)                                          36,271
                                                    2,500  AC Moore Arts & Crafts, Inc. (a)                                  47,575
                                                    2,275  Aaron Rents, Inc.                                                 52,279
                                                    4,500  Abercrombie & Fitch Co. Class A                                  312,660
                                                      600  Able Energy, Inc. (a)                                              2,772
                                                    4,400  Advance Auto Parts                                               144,936
                                                    3,200  Allion Healthcare, Inc. (a)                                       13,376
                                                    1,300  Alloy, Inc. (a)                                                   15,353
                                                    7,010  American Eagle Outfitters                                        307,248
                                                    2,775  AnnTaylor Stores Corp. (a)                                       116,161
                                                      200  Arden Group, Inc. Class A                                         23,280
                                                      700  Asbury Automotive Group, Inc.                                     14,420
                                                    3,000  BJ's Wholesale Club, Inc. (a)                                     87,540
                                                    3,300  Barnes & Noble, Inc.                                             125,202
                                                      251  Blair Corp.                                                        6,476
                                                    1,100  Bluegreen Corp. (a)                                               12,617
                                                    2,500  The Bombay Co., Inc. (a)                                           3,425
                                                    1,900  The Bon-Ton Stores, Inc.                                          56,506
                                                    2,400  Books-A-Million, Inc.                                             42,840
                                                    2,100  Borders Group, Inc.                                               42,840
                                                    2,956  Brightpoint, Inc. (a)                                             42,034
                                                    1,300  Build-A-Bear Workshop, Inc. (a)(f)                                29,601
                                                    5,500  Carmax, Inc. (a)                                                 229,405
                                                    4,100  Casey's General Stores, Inc.                                      91,307
                                                    4,000  Casual Male Retail Group, Inc. (a)                                54,920
                                                    1,950  The Cato Corp. Class A                                            42,724
                                                    2,100  Central Garden and Pet Co. (a)                                   101,346
                                                    2,200  Charlotte Russe Holding, Inc. (a)                                 60,588
                                                    6,255  Charming Shoppes, Inc. (a)                                        89,321
                                                    8,100  Chico's FAS, Inc. (a)                                            174,393
                                                    1,605  The Children's Place Retail Stores, Inc. (a)                     102,768
                                                    2,238  Christopher & Banks Corp.                                         65,976

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    4,500  Claire's Stores, Inc.                                      $     131,220
                                                    5,870  Coldwater Creek, Inc. (a)                                        168,821
                                                    2,100  Color Kinetics, Inc. (a)                                          35,658
                                                    2,800  Cost Plus, Inc. (a)                                               33,516
                                                      200  DEB Shops, Inc.                                                    5,128
                                                    2,500  DSW, Inc. Class A (a)                                             78,750
                                                    2,299  dELiA*s, Inc. (a)                                                 17,702
                                                    6,105  Dollar Tree Stores, Inc. (a)                                     189,011
                                                    4,906  Dress Barn, Inc. (a)                                             107,049
                                                    3,400  drugstore.com, Inc. (a)                                           11,730
                                                    4,600  Escala Group, Inc. (a)(f)                                         25,024
                                                    2,400  The Finish Line, Inc. Class A                                     30,288
                                                      200  Flanigan's Enterprises, Inc.                                       1,800
                                                    8,200  Foot Locker, Inc.                                                207,050
                                                    2,250  Fred's, Inc.                                                      28,395
                                                    3,700  GameStop Corp. Class A (a)                                       171,236
                                                    1,400  Gander Mountain Co. (a)(f)                                         9,744
                                                    1,400  Genesco, Inc. (a)                                                 48,258
                                                    2,400  Great Atlantic & Pacific Tea Co.                                  57,792
                                                    2,200  Guitar Center, Inc. (a)                                           98,296
                                                    2,600  Gymboree Corp. (a)                                               109,668
                                                    2,850  HOT Topic, Inc. (a)                                               31,749
                                                    4,500  Hancock Fabrics, Inc.                                             12,915
                                                    6,000  Hanesbrands, Inc. (a)                                            135,060
                                                    3,800  Insight Enterprises, Inc. (a)                                     78,318
                                                    1,365  Jo-Ann Stores, Inc. (a)                                           22,823
                                                    1,100  Kirkland's, Inc. (a)                                               5,379
                                                    2,200  Longs Drug Stores Corp.                                          101,222
                                                    3,200  Men's Wearhouse, Inc.                                            119,072
                                                    6,700  Michaels Stores, Inc.                                            291,718
                                                    4,995  Movie Gallery, Inc. (a)(f)                                         9,790
                                                    5,010  O'Reilly Automotive, Inc. (a)                                    166,382
                                                    1,300  Overstock.com, Inc. (a)(f)                                        22,789
                                                    1,500  PC Connection, Inc. (a)                                           17,325
                                                    3,400  PEP Boys-Manny, Moe & Jack                                        43,690
                                                    7,900  PETsMART, Inc.                                                   219,225
                                                    3,925  Pacific Sunwear of California, Inc. (a)                           59,189
                                                    5,400  Pathmark Stores, Inc. (a)                                         53,730
                                                    1,900  Payless Shoesource, Inc. (a)                                      47,310
                                                    3,400  Petco Animal Supplies, Inc. (a)                                   97,376
                                                    2,900  Pier 1 Imports, Inc.                                              21,518
                                                      750  Pricesmart, Inc. (a)                                              11,325
                                                    2,300  Rent-A-Center, Inc. (a)                                           67,367
                                                    2,200  Retail Ventures, Inc. (a)                                         33,902
                                                   31,900  Rite Aid Corp. (a)                                               144,826
                                                    8,100  Ross Stores, Inc.                                                205,821
                                                    2,000  Ruddick Corp.                                                     52,060
                                                      200  Ruth's Chris Steak House, Inc. (a)                                 3,764
                                                    6,100  Saks, Inc.                                                       105,408
                                                    1,700  School Specialty, Inc. (a)                                        59,993
                                                    1,000  Sharper Image Corp. (a)                                           10,300
                                                      700  Shoe Carnival, Inc. (a)                                           17,654
                                                    2,150  Stamps.com, Inc. (a)                                              40,979
                                                    2,300  Stein Mart, Inc.                                                  34,983

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    1,000  Systemax, Inc. (a)                                         $      16,020
                                                    3,400  Talbots, Inc.                                                     92,650
                                                    2,700  Texas Roadhouse, Inc. Class A (a)                                 33,156
                                                    3,400  Tractor Supply Co. (a)                                           164,084
                                                    4,000  Tuesday Morning Corp.                                             55,520
                                                    2,500  Tween Brands, Inc. (a)                                            94,000
                                                    1,200  Unifirst Corp.                                                    37,488
                                                    1,800  United Stationers, Inc. (a)                                       83,718
                                                    7,900  Urban Outfitters, Inc. (a)                                       139,751
                                                      500  VSI Holdings, Inc. (a)                                                 0
                                                    1,800  Weis Markets, Inc.                                                71,640
                                                    1,600  West Marine, Inc. (a)                                             22,400
                                                    4,475  The Wet Seal, Inc. Class A (a)                                    27,477
                                                    5,200  Williams-Sonoma, Inc.                                            168,428
                                                    2,700  Wilsons The Leather Experts, Inc. (a)                              7,155
                                                    2,300  Yankee Candle Co., Inc.                                           67,321
                                                    3,100  Zale Corp. (a)                                                    85,994
                                                    2,600  Zumiez, Inc. (a)                                                  70,200
                                                                                                                      -------------
                                                                                                                          7,733,184
-----------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.2%                            2,000  Chattem, Inc. (a)                                                 70,240
                                                    3,600  Church & Dwight Co., Inc.                                        140,796
                                                    1,900  Elizabeth Arden, Inc. (a)                                         30,704
                                                    1,400  Inter Parfums, Inc.                                               26,656
                                                    4,300  Nu Skin Enterprises, Inc. Class A                                 75,336
                                                    1,100  Parlux Fragrances, Inc. (a)(f)                                     5,599
                                                    3,600  Playtex Products, Inc. (a)                                        48,240
                                                   24,292  Revlon, Inc. Class A (a)                                          27,450
                                                      500  Steiner Leisure Ltd. (a)                                          21,025
                                                                                                                      -------------
                                                                                                                            446,046
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                                        6,500  AK Steel Holding Corp. (a)                                        78,910
                                                      200  Ampco-Pittsburgh Corp.                                             6,186
                                                    1,800  Carpenter Technology Corp.                                       193,518
                                                    3,000  Chaparral Steel Co. (a)                                          102,180
                                                    2,600  Cleveland-Cliffs, Inc.                                            99,086
                                                    1,400  Cold Metal Products, Inc. (a)                                          1
                                                      600  Friedman Industries                                                5,010
                                                    1,700  Gibraltar Industries, Inc.                                        37,706
                                                      900  NS Group, Inc. (a)                                                58,095
                                                      300  Northwest Pipe Co. (a)                                             9,000
                                                      605  Olympic Steel, Inc.                                               15,040
                                                      500  Omega Flex, Inc. (a)                                              10,170
                                                    2,100  Oregon Steel Mills, Inc. (a)                                     102,627
                                                    2,250  Quanex Corp.                                                      68,288
                                                    1,700  Ryerson, Inc.                                                     37,213
                                                    2,450  Schnitzer Steel Industries, Inc. Class A                          77,273
                                                      400  Shiloh Industries, Inc. (a)                                        5,392
                                                    3,040  Steel Dynamics, Inc.                                             153,368
                                                    1,500  Steel Technologies, Inc.                                          29,445
                                                    1,200  Universal Stainless & Alloy Products, Inc. (a)                    27,000
                                                    3,500  Worthington Industries, Inc.                                      59,710
                                                                                                                      -------------
                                                                                                                          1,175,218
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.2%                                    2,180  Adtran, Inc.                                                      51,971
                                                    8,200  Airspan Networks, Inc. (a)                                        22,058
                                                    4,700  Alaska Communications Systems Group, Inc.                         62,369

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   29,053  American Tower Corp. Class A (a)                           $   1,060,434
                                                    4,705  Applied Digital Solutions, Inc. (a)                                7,575
                                                      600  Applied Innovation, Inc. (a)                                       1,890
                                                    2,600  Applied Signal Technology, Inc.                                   38,584
                                                      500  Atlantic Tele-Network, Inc.                                        9,240
                                                    8,000  Autobytel, Inc. (a)                                               23,440
                                                    2,900  Boston Communications Group (a)                                    5,887
                                                    2,100  CT Communications, Inc.                                           45,612
                                                    2,000  Carrier Access Corp. (a)                                          14,200
                                                    5,900  Centennial Communications Corp.                                   31,447
                                                   10,200  Cincinnati Bell, Inc. (a)                                         49,164
                                                    2,000  Commonwealth Telephone Enterprises, Inc.                          82,460
                                                    1,800  Consolidated Communications Holdings, Inc.                        33,678
                                                   12,386  Covad Communications Group, Inc. (a)                              18,455
                                                   14,340  Crown Castle International Corp. (a)                             505,342
                                                    2,999  D&E Communications, Inc.                                          37,817
                                                    2,000  Ditech Networks, Inc. (a)                                         15,420
                                                   11,200  Dobson Communications Corp. Class A (a)                           78,512
                                                    1,415  Equinix, Inc. (a)                                                 85,042
                                                   12,200  Extreme Networks, Inc. (a)                                        44,286
                                                    2,100  FairPoint Communications, Inc.                                    36,540
                                                        1  Fibernet Telecom Group, Inc. (a)                                       3
                                                    6,900  FiberTower Corp. (a)(f)                                           65,205
                                                   18,100  Finisar Corp. (a)                                                 65,703
                                                    4,500  Fusion Telecommunications International, Inc. (a)                  7,650
                                                    3,400  General Communication, Inc. Class A (a)                           42,126
                                                    3,395  Global Crossing Ltd. (a)                                          69,597
                                                        6  GoAmerica, Inc. (a)                                                   19
                                                      100  Hector Communications Corp.                                        3,600
                                                      800  HickoryTech Corp.                                                  5,600
                                                    1,600  ID Systems, Inc. (a)                                              37,808
                                                    4,600  IDT Corp. Class B (a)                                             66,332
                                                      200  Ibasis, Inc. (a)                                                   1,656
                                                    2,300  InPhonic, Inc. (a)                                                18,216
                                                    3,800  Interdigital Communications Corp. (a)                            129,580
                                                    2,400  Inter-Tel, Inc.                                                   51,840
                                                      400  Iowa Telecommunications Services, Inc.                             7,916
                                                    1,500  iPCS, Inc. (a)                                                    80,325
                                                    2,100  j2 Global Communications, Inc. (a)                                57,057
                                                    5,000  Leap Wireless International, Inc. (a)                            242,450
                                                   79,180  Level 3 Communications, Inc. (a)(f)                              423,613
                                                      300  NET2000 Communications, Inc. (a)                                       0
                                                   10,400  NII Holdings, Inc. (a)                                           646,464
                                                    4,300  NTELOS Holdings Corp. (a)                                         54,911
                                                   21,855  NTL, Inc.                                                        555,773
                                                      600  North Pittsburgh Systems, Inc.                                    15,102
                                                    3,086  Novatel Wireless, Inc. (a)                                        29,718
                                                      247  Optical Cable Corp. (a)                                            1,272
                                                   29,100  Primus Telecommunications GP (a)(f)                               13,386
                                                    1,200  RCN Corp. (a)                                                     33,960
                                                   14,400  Sonus Networks, Inc. (a)                                          75,744
                                                      390  Stratos International, Inc. (a)                                    2,699
                                                    4,200  SunCom Wireless Holdings, Inc. Class A (a)                         4,032
                                                      800  SureWest Communications                                           15,576

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,100  Syniverse Holdings, Inc. (a)                               $      46,500
                                                    3,433  Talk America Holdings, Inc. (a)                                   32,614
                                                    2,900  Telephone & Data Systems, Inc.                                   122,090
                                                    3,300  Telephone & Data Systems, Inc. (Special Shares)                  134,805
                                                      200  Telular Corp. (a)                                                    434
                                                    2,700  Terremark Worldwide, Inc. (a)                                     14,985
                                                    7,100  Time Warner Telecom, Inc. Class A (a)                            134,971
                                                      175  Tut Systems, Inc. (a)                                                166
                                                    6,100  US Cellular Corp. (a)                                            364,170
                                                      500  US LEC Corp. Class A (a)                                           3,445
                                                    2,500  USA Mobility, Inc.                                                57,100
                                                    1,700  Ulticom, Inc. (a)                                                 17,697
                                                    4,400  Utstarcom, Inc. (a)(f)                                            39,028
                                                   13,100  Vonage Holdings Corp. (a)(f)                                      90,128
                                                    1,500  Warwick Valley Telephone Co.                                      30,150
                                                                                                                      -------------
                                                                                                                          6,274,639
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                           200  American Biltrite, Inc. (a)                                        2,000
                                                    1,100  Bandag, Inc.                                                      45,144
                                                    1,700  Carlisle Cos., Inc.                                              142,970
                                                    5,900  Cooper Tire & Rubber Co. (f)                                      59,354
                                                    1,000  SRI/Surgical Express, Inc. (a)                                     4,350
                                                      400  Synergetics USA, Inc. (a)                                          1,784
                                                                                                                      -------------
                                                                                                                            255,602
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                      5,500  Alliance One International, Inc. (a)                              22,550
                                                    7,800  Loews Corp. - Carolina Group                                     432,042
                                                    1,100  M&F Worldwide Corp. (a)                                           16,170
                                                      900  Schweitzer-Mauduit International, Inc.                            17,082
                                                    1,545  Universal Corp.                                                   56,439
                                                    4,683  Vector Group Ltd.                                                 75,958
                                                                                                                      -------------
                                                                                                                            620,241
-----------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.2%                            100  Aldila, Inc.                                                       1,545
                                                    4,038  All-American SportPark, Inc. (a)                                     808
                                                    1,200  Ambassadors Group, Inc.                                           33,936
                                                    1,700  Amerco, Inc. (a)                                                 126,055
                                                      100  American Classic Voyages Co. (a)                                       0
                                                    3,600  Ameristar Casinos, Inc.                                           78,156
                                                    2,200  Aztar Corp. (a)                                                  116,622
                                                    3,000  Bally Technologies, Inc. (a)                                      52,800
                                                    2,500  Bally Total Fitness Holding Corp. (a)                              3,775
                                                    5,200  Boyd Gaming Corp.                                                199,888
                                                      600  Buckhead America Corp. (a)                                             0
                                                    4,000  CKX, Inc. (a)                                                     49,800
                                                    3,700  Callaway Golf Co.                                                 48,507
                                                    2,700  Cedar Fair, LP                                                    71,037
                                                      600  Central Parking Corp.                                              9,900
                                                    4,800  Choice Hotels International, Inc.                                196,320
                                                    3,500  Dick's Sporting Goods, Inc. (a)                                  159,320
                                                    1,500  Dollar Thrifty Automotive Group (a)                               66,855
                                                    3,416  Dover Downs Gaming & Entertainment, Inc.                          41,504
                                                    4,300  Empire Resorts, Inc. (a)                                          30,487
                                                   23,377  Expedia, Inc. (a)                                                366,551
                                                    1,000  Full House Resorts, Inc. (a)                                       3,350
                                                      100  Golf Galaxy, Inc. (a)                                              1,300
                                                    1,800  Great Wolf Resorts, Inc. (a)                                      21,528

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      800  Hudson Hotels Corp. (a)                                    $           1
                                                    3,800  Interstate Hotels & Resorts, Inc. (a)                             40,964
                                                    1,392  K2, Inc. (a)                                                      16,328
                                                   24,700  Las Vegas Sands Corp. (a)                                      1,688,245
                                                    1,600  Life Time Fitness, Inc. (a)                                       74,064
                                                    1,100  Lodgian, Inc. (a)                                                 14,608
                                                   19,900  MGM Mirage (a)                                                   785,851
                                                    3,400  MTR Gaming Group, Inc. (a)                                        31,926
                                                    1,500  Marcus Corp.                                                      34,455
                                                      700  Marine Products Corp.                                              6,804
                                                    1,100  Monarch Casino & Resort, Inc. (a)                                 21,329
                                                    2,700  Multimedia Games, Inc. (a)                                        24,516
                                                    3,400  Orient Express Hotels Ltd. 'A'                                   127,092
                                                    3,400  Pinnacle Entertainment, Inc. (a)                                  95,608
                                                    4,550  Pool Corp.                                                       175,175
                                                    2,300  President Casinos, Inc. (a)                                          460
                                                    4,200  Progressive Gaming International Corp. (a)                        34,440
                                                      300  Red Lion Hotels Corp. (a)                                          3,228
                                                    1,800  Rent-Way, Inc. (a)                                                18,882
                                                   15,700  Royal Caribbean Cruises Ltd.                                     609,317
                                                    5,900  Scientific Games Corp. Class A (a)                               187,620
                                                    3,043  Shuffle Master, Inc. (a)(f)                                       82,191
                                                    6,800  Silverleaf Resorts, Inc. (a)                                      25,976
                                                    9,300  Six Flags, Inc. (a)(f)                                            48,639
                                                      200  Sonesta International Hotels Class A                               3,532
                                                    2,600  Speedway Motorsports, Inc.                                        94,666
                                                    4,700  Station Casinos, Inc.                                            271,801
                                                    1,200  Stellent, Inc.                                                    13,008
                                                    1,100  Travelzoo, Inc. (a)                                               31,702
                                                    1,900  Vail Resorts, Inc. (a)                                            76,038
                                                    1,800  WMS Industries, Inc. (a)                                          52,578
                                                                                                                      -------------
                                                                                                                          6,371,088
-----------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.0%                           2,200  Arkansas Best Corp.                                               94,666
                                                      300  BancTrust Financial Group, Inc.                                    8,367
                                                    7,800  CH Robinson Worldwide, Inc.                                      347,724
                                                    2,425  Celadon Group, Inc. (a)                                           40,352
                                                    1,100  Central Freight Lines, Inc. (a)                                    2,365
                                                    2,000  Con-way, Inc.                                                     89,640
                                                    2,700  Covenant Transport, Inc. Class A (a)                              32,967
                                                    9,510  Expeditors International Washington, Inc.                        423,956
                                                    2,600  Forward Air Corp.                                                 86,034
                                                    1,900  Frozen Food Express Industries (a)                                14,421
                                                    2,400  HUB Group, Inc. Class A (a)                                       54,672
                                                    6,208  Heartland Express, Inc.                                           97,341
                                                    4,800  Hythiam, Inc. (a)(f)                                              34,656
                                                    8,900  JB Hunt Transport Services, Inc.                                 184,853
                                                    4,500  Knight Transportation, Inc.                                       76,275
                                                    6,910  Laidlaw International, Inc.                                      188,850
                                                    4,800  Landstar System, Inc.                                            204,960
                                                    1,237  Marten Transport Ltd. (a)                                         21,140
                                                    3,162  Old Dominion Freight Line, Inc. (a)                               94,955
                                                      400  PAM Transportation Services (a)                                   10,024
                                                    3,100  Pacer International, Inc.                                         86,056
                                                    1,100  Quality Distribution, Inc. (a)                                    16,192

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

                                                   Shares
Industry                                             Held  Common Stocks                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    3,300  Sirva, Inc. (a)                                            $       8,778
                                                    3,770  Swift Transportation Co., Inc. (a)                                89,424
                                                    1,000  TAL International Group, Inc.                                     21,210
                                                    1,900  US Xpress Enterprises, Inc. Class A (a)                           43,985
                                                      700  USA Truck, Inc. (a)                                               13,335
                                                    5,700  UTI Worldwide, Inc.                                              159,429
                                                      900  Universal Truckload Services, Inc. (a)                            23,373
                                                    1,800  Wabash National Corp.                                             24,642
                                                    3,700  Werner Enterprises, Inc.                                          69,227
                                                    3,529  YRC Worldwide, Inc. (a)                                          130,714
                                                                                                                      -------------
                                                                                                                          2,794,583
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks (Cost - $197,074,887) - 88.1%            257,974,083
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                                       50  ATSI Communications, Inc. Series H (a)(g)                             12
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Preferred Stocks (Cost - $200) - 0.0%                           12
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Warrants (d)
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                                      121  Optical Cable Corp. (expires 10/24/2007)                              33
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Warrants (Cost - $0) - 0.0%                                     33
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                             600  PetroCorp Inc. (Escrow Shares)                                         0
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Other Interests (Cost - $0) - 0.0%                               0
-----------------------------------------------------------------------------------------------------------------------------------

                                               Beneficial
                                                 Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              $32,469,049  BlackRock Liquidity Series, LLC
                                                           Cash Sweep Series I, 5.18% (b)(i)                             32,469,049
                                               15,984,250  BlackRock Liquidity Series, LLC
                                                           Money Market Series, 5.33% (b)(c)(i)                          15,984,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities (Cost - $48,453,299) - 16.5%      48,453,299
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $245,528,386*) - 104.6%            306,427,427

                                                           Liabilities in Excess of Other Assets - (4.6%)               (13,583,347)
                                                                                                                      -------------
                                                           Net Assets - 100.0%                                        $ 292,844,080
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 246,403,821
                                                                  =============
      Gross unrealized appreciation                               $  74,747,888
      Gross unrealized depreciation                                 (14,724,282)
                                                                  -------------
      Net unrealized appreciation                                 $  60,023,606
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------
                                                                  Net           Interest/Dividend
      Affiliate                                                Activity              Income
      -------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I    $ 14,862,583         $     1,255,156
      BlackRock Liquidity Series, LLC Money Market Series    $  1,157,116         $       142,355
      BlackRock, Inc.                                                 700         $         5,334
      -------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.

Master Extended Market Index Series of Quantitative Master Series Trust Schedule of Investments as of September 30, 2006

(h)   Depositary receipts.
(i)   Represents the current yield as of September 30, 2006.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      -----------------------------------------------------------------------------------
      Number of                            Expiration                         Unrealized
      Contracts           Issue               Date          Face Value       Appreciation
      -----------------------------------------------------------------------------------
          33       Russell 2000 Future    December 2006    $ 11,963,415      $    116,235
          59       S&P MidCap Futures     December 2006    $ 22,156,997           280,703
      -----------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                    $    396,938
                                                                             ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: November 17, 2006